One Commerce Square
                                        Philadelphia, PA 19103


Delaware Group of Funds
-----------------------

                                                       DELAWARE
                                                       GROUP
                                                       ---------

                                             1933 Act Rule 485(b)
                                        1933 Act File No. 2-10765
                                        1940 Act File No. 811-249


December 23, 1997


Filed via EDGAR (CIK #0000027801)
----------------------------------

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File No. 2-10765
     DELAWARE GROUP EQUITY FUNDS I, INC.
     FORM N-1A

Dear Commission:

Pursuant to Rule 485(b) of the Securities Act of 1933, submitted electronically via the EDGAR system, please find Post-Effective Amendment No. 105 on behalf of Delaware Group Equity Funds I, Inc. (the "Registrant"). This filing is tagged to show changes from the filing by Registrant of its Prospectuses and Statement of Additional Information filed with the Commission on January 2, 1997 pursuant to Rule 497(j).

This filing is being made to make current the Registrant's financial statements and to add certain non-material disclosure of a general updating nature.

The financial statements incorporated into Registrant's Statement of Additional Information appear in Registrant's Annual Reports, which will be distributed to shareholders and will accompany any response to requests for Registrant's Statement of Additional Information. The Registrant's Annual Reports will also be furnished to shareholders upon request and without charge.

The undersigned counsel has reviewed the enclosed Amendment and represents that it does not contain any disclosure which would render it ineligible to become effective pursuant to paragraph
(b) of Rule 485.

If there are any questions or comments about the enclosed filing, please call the undersigned at (215) 255-1360 or George M.
Chamberlain, Jr., Esquire at (215) 255-2923.


Very truly yours,

/s/David P. O'Connor
--------------------

David P. O'Connor
Assistant Vice President/
Assistant Secretary/
Senior Counsel

Enclosure




                     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549

                                FORM  N-1A

                                File No. 2-10765

                                           _____
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                 _____

                                           _____
     Pre-Effective Amendment No.
                                           _____

                                           _____
     Post-Effective Amendment No. 105      X
                                           _____

                                    AND

                                           _____
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                           _____


Amendment No.  105


                    DELAWARE GROUP EQUITY FUNDS I, INC.

            (Exact Name of Registrant as Specified in Charter)

1818 Market Street, Philadelphia, Pennsylvania                19103
 (Address of Principal Executive Offices)                   (Zip Code)

Registrant's Telephone Number, including Area Code:        (215) 751-2923

  George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103

                  (Name and Address of Agent for Service)

Approximate Date of Public Offering:      December 30, 1997

It is proposed that this filing will become effective:

               _____  immediately upon filing pursuant to paragraph (b)
                X
               _____ on December 30, 1997 pursuant to paragraph (b)

               _____ 60 days after filing pursuant to paragraph (a)(1)

               _____ on (date) pursuant to paragraph (a)(1)

               _____ 75 days after filing pursuant to paragraph (a)(2)

               _____ on (date) pursuant to paragraph (a)(2) of Rule 485.


                   Title of Securities Being Registered
Delaware Fund A Class, Delaware Fund B Class, Delaware Fund C Class, Delaware Fund Institutional Class, Devon Fund A Class, Devon Fund B Class, Devon Fund C Class and Devon Fund Institutional Class


                        ---   C O N T E N T S   ---



     This Post-Effective Amendment No. 105 to Registration File No. 2-10765 includes the following:


     1.  Facing Page

     2.  Contents Page

     3.  Cross-Reference Sheets

     4.  Part A - Prospectuses

     5.  Part B - Statement of Additional Information

     6.  Part C - Other Information

     7.  Signatures






                           CROSS-REFERENCE SHEET

                                  PART A
                                                    Location in
Item No. Description                                Prospectuses

                                          Delaware Fund       Delaware Fund
                                            Devon Fund          Devon Fund

                                            A Classes/
                                            B Classes/        Institutional
                                            C Classes            Classes

  1      Cover Page                           Cover               Cover

  2      Synopsis                           Synopsis;           Synopsis;
                                            Summary of          Summary of
                                             Expenses            Expenses

  3      Condensed Financial Information    Financial           Financial
                                            Highlights          Highlights

  4      General Description of Registrant  Investment          Investment
                                          Objectives and      Objectives and
                                        Policies; Shares;    Policies; Shares
                                         Other Investment    Other Investment
                                           Policies and        Policies and
                                           Risk Factors        Risk Factors

  5      Management of the Funds          Management of       Management of
                                            the Funds           the Funds

  6      Capital Stock and Other Securities  Delaware         Dividends and
                                           Difference;        Distributions;
                                          Dividends and           Taxes;
                                          Distributions;          Shares
                                          Taxes; Shares

  7      Purchase of Securities               Cover;              Cover;
          Being Offered                     How to Buy         How to Buy;
                                       Shares; Calculation       Shares;
                                        of Offering Price     Calculation of
                                          and Net Asset      Net Asset Value
                                         Value Per Share;       Per Share;
                                          Management of       Management of
                                            the Funds           the Funds

  8      Redemption or Repurchase           How to Buy          How to Buy
                                             Shares;             Shares;
                                            Redemption        Redemption and
                                           and Exchange          Exchange

  9      Pending Legal Proceedings             None               None



                           CROSS-REFERENCE SHEET

                                  PART B
                                               Location in Statement
Item   Description                                 of Additional
No.                                                Information
                                                  Delaware Fund
                                                    Devon Fund

 10    Cover Page                                     Cover

 11    Table of Contents                        Table of Contents

 12    General Information and History         General Information

 13    Investment Objectives and Policies    Investment Restrictions
                                                   and Policies

 14    Management of the Registrant           Officers and Directors

 15    Control Persons and Principal
        Holders of Securities                 Officers and Directors

 16    Investment Advisory
        and Other Services                    Plans Under Rule 12b-1
                                               for the Fund Classes
                                            (under Purchasing Shares);
                                              Investment Management
                                             Agreements; Officers and
                                                Directors; General
                                              Information; Financial
                                                    Statements

 17    Brokerage Allocation                     Trading Practices
                                                  and Brokerage

 18    Capital Stock and Other Securities       Capitalization and
                                               Noncumulative Voting
                                           (under General Information)

 19    Purchase, Redemption
        and Pricing of Securities
        Being Offered                           Purchasing Shares;
                                               Determining Offering
                                               Price and Net Asset
                                              Value; Redemption and
                                                   Repurchase;
                                               Exchange Privilege

 20    Tax Status                                     Taxes

 21    Underwriters                             Purchasing Shares

 22    Calculation of Performance Data       Performance Information

 23    Financial Statements                    Financial Statements


                           CROSS-REFERENCE SHEET

                                  PART C
                                                   Location in
                                                     Part C

 24    Financial Statements and Exhibits             Item 24

 25    Persons Controlled by or under Common
       Control with Registrant                       Item 25

 26    Number of Holders of Securities               Item 26

 27    Indemnification                               Item 27

 28    Business and Other Connections
        of Investment Adviser                        Item 28

 29    Principal Underwriters                        Item 29

 30    Location of Accounts and Records              Item 30

 31    Management Services                           Item 31

32     Undertakings                                  Item 32



DELAWARE FUND PROSPECTUS

DEVON FUND    DECEMBER 30, 1997

A CLASS SHARES
B CLASS SHARES
C CLASS SHARES

1818 MARKET STREET, PHILADELPHIA, PA  19103
FOR PROSPECTUS AND PERFORMANCE:  NATIONWIDE 800-523-4640
INFORMATION ON EXISTING ACCOUNTS:  (SHAREHOLDERS ONLY)
NATIONWIDE 800-523-1918

DEALER SERVICES:  (BROKER/DEALERS ONLY)
NATIONWIDE 800-362-7500

REPRESENTATIVES OF FINANCIAL INSTITUTIONS:
NATIONWIDE 800-659-2259



     This Prospectus describes shares of the Delaware Fund series ("Delaware Fund") and the Devon Fund series ("Devon Fund") of
Delaware Group Equity Funds I, Inc. ("Equity Funds I, Inc."), a professionally-managed mutual fund of the series type. Delaware Fund's objective is to seek a balance of capital appreciation, income and preservation of capital. Devon Fund's objective is to seek current income and capital appreciation.

     Delaware Fund offers Delaware Fund A Class ("Class A Shares"), Delaware Fund B Class ("Class B Shares") and Delaware Fund C Class ("Class C Shares"), and Devon Fund offers Devon Fund A Class ("Class A Shares"), Devon Fund B Class ("Class B Shares") and Devon Fund C Class ("Class C Shares") (such classes, individually, a "Class" and, collectively, the "Classes").

     This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Funds' Statement of Additional Information ("Part B" of Equity Funds I, Inc.'s registration statement), dated December 30, 1997, as it may be amended from time to time, contains additional information about each Fund and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. Each Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, materials we incorporated by reference, and other information regarding registrants that electronically file with the SEC.


     Delaware Fund also offers Delaware Fund Institutional Class, and Devon Fund also offers Devon Fund Institutional Class. Those classes are available for purchase only by certain investors. A prospectus for Delaware Fund Institutional Class and Devon Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

TABLE OF CONTENTS

COVER PAGE

SYNOPSIS

SUMMARY OF EXPENSES

FINANCIAL HIGHLIGHTS

INVESTMENT OBJECTIVES AND POLICIES

     SUITABILITY

     INVESTMENT STRATEGY

THE DELAWARE DIFFERENCE

     PLANS AND SERVICES

 CLASSES OF SHARES

HOW TO BUY SHARES

REDEMPTION AND EXCHANGE

DIVIDENDS AND DISTRIBUTIONS

TAXES

CALCULATION OF OFFERING PRICE AND

     NET ASSET VALUE PER SHARE

MANAGEMENT OF THE FUNDS

OTHER INVESTMENT POLICIES AND

     RISK CONSIDERATIONS





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.



SYNOPSIS

INVESTMENT OBJECTIVES

     The investment objective of Delaware Fund is to seek a balance of capital appreciation, income and preservation of capital. The investment objective of Devon Fund is to seek current income and capital appreciation. For further details, see Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

RISK FACTORS AND SPECIAL CONSIDERATIONS

     Delaware Fund typically invests a portion of its assets in mortgage-backed and asset-backed securities (commonly considered to be "derivative securities"), which may present greater risks than other types of portfolio securities, and the investor should review the descriptions of these risks in this Prospectus. See Mortgage-Backed Securities and Asset-Backed Securities under Other Investment Policies and Risk Considerations.

     Devon Fund may enter into options and futures transactions for hedging purposes to counterbalance portfolio volatility. While Devon Fund does not engage in options and futures for speculative purposes, there are risks that result from use of these instruments by the Fund, and the investor should review the descriptions of these risks in this Prospectus. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

INVESTMENT MANAGER, DISTRIBUTOR AND SERVICE AGENT

     Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Funds, subject to the supervision and direction of Equity Funds I, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the fees payable under each Fund's Investment Management Agreement.

SALES CHARGES

     The price of Class A Shares for each Fund includes a maximum front-end sales charge of 4.75% of the offering price. The sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated (subject to a contingent deferred sales charge (" Limited CDSC") of 1% if shares are redeemed within 12 months of purchase and a dealer commission was paid in connection with such purchase). Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     The price of each of the Class B Shares is equal to the net asset value per share. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase.

     The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.


     See Classes of Shares and Distribution (12b-1) and Service under Management of the Funds.

PURCHASE AMOUNTS

     Generally, the minimum initial investment in any Class is $1,000. Subsequent investments generally must be at least $100.


     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.


REDEMPTION AND EXCHANGE

     Class A Shares of each Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Funds nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.


     Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Funds nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B Shares or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

OPEN-END INVESTMENT COMPANY

     Equity Funds I, Inc. is an open-end management investment company. Each Funds' portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Equity Funds I, Inc. was first organized as a Delaware corporation in 1937 and subsequently reorganized as a Maryland corporation on March 4, 1983. See Shares under Management of the Funds.





SUMMARY OF EXPENSES

A general comparison of the sales arrangements and other expenses applicable to each Funds'
Class A Shares, Class B Shares and Class C Shares follows:

                                             Delaware Fund                    Devon Fund

                                     Class A    Class B   Class C    Class A    Class B     Class C
Shareholder Transaction Expenses     Shares     Shares     Shares     Shares     Shares     Shares
-----------------------------------  -------   --------   -------   --------    --------    --------
Maximum Sales Charge Imposed
   on Purchases (as a percentage
   of offering price)                 4.75%      None        None      4.75%      None       None

Maximum Sales Charge Imposed
   on Reinvested Dividends (as a
   percentage of offering price)       None      None        None      None       None       None

Maximum Contingent Deferred
   Sales Charge (as a percentage
   of original purchase price or
   redemption proceeds, as
   applicable)                         None*     4.00%*      1.00%*    None*      4.00%*      1.00%*

Redemption Fees                        None**    None**      None**    None**     None**      None**




* Class A purchases of $1,000,000 or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a Limited CDSC of 1% will be imposed on certain redemptions within 12 months of purchase. Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in the Prospectus from time to time. Class B Shares are subject to a CDSC of:
(i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
(iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange, and Deferred Sales Charge Alternative - Class B Shares , Level Sales Charge Alternative - Class C Shares and Contingent Deferred Sales Charge -Class B Shares and Class C Shares under Classes of Shares.


**CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.





Annual Operating Expenses                      Delaware Fund                        Devon Fund
(as a percentage of                  Class A     Class B     Class C     Class A     Class B     Class C
average daily net assets)             Shares      Shares      Shares      Shares     Shares       Shares
---------------------------------   ---------    ---------   ---------   ---------   ---------   ---------
Management Fees
      (after voluntary waivers in
      the case of Devon Fund)          0.51%       0.51%       0.51%       0.43%++    0.43%++     0.43%++

12b-1 Plan Expenses
        (including service fees)        0.19%***/+  1.00%***    1.00%***    0.30%***   1.00%***    1.00%***

Other Operating Expenses                0.27%       0.27%       0.27%       0.57%++    0.57%++     0.57%++

Total Operating Expenses
     (after voluntary waivers
     in the case of Devon Fund)         0.97%       1.78%       1.78%       1.30%++    2.00%++     2.00%++




*** Class A Shares, Class B Shares and Class C Shares of each Fund are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Funds.


+ The actual 12b-1 Plan expenses to be paid and, consequently, the Total Operating Expenses of Delaware Fund A Class may vary because of the formula adopted by the Board of Directors for use in calculating the 12b-1 Plan expenses for this Class beginning June 1, 1992, but the 12b-1 Plan expenses will not be more than 0.30% nor less than 0.10%.

++ Beginning January 1, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Devon Fund and to pay the Fund to the extent necessary to ensure that the "Total Operating Expenses" of this Fund do not exceed 1.00% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses). This waiver and expense limitation will extend through June 30, 1998. From the commencement of the Fund's operations through December 31, 1997, the Manager voluntarily waived that portion, if any, of the annual management fees payable by the Fund and paid the Fund's expenses to the extent necessary to ensure that "Total Operating Expenses" of the Fund (excluding 12b-1 expenses) did not exceed 0.95%. If no voluntary expense waivers were in effect, it is estimated that the "Total Operating Expenses," as a percentage of average daily net assets, would be 1.42%, 2.12% and 2.12% for Devon Fund A Class, Devon Fund B Class and Devon Fund C Class, respectively, reflecting "Management Fees" of 0.60%.


     For expense information about Delaware Fund Institutional Class and Devon Fund Institutional Class of shares, see the separate prospectus relating to those classes.


     Investors utilizing the Delaware Group Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Delaware Group Asset Planner in Part B.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. Devon Fund's expenses reflect the voluntary waiver of fees by the Manager beginning January 1, 1998 as discussed in this Prospectus.



DELAWARE FUND
                           ASSUMING REDEMPTION                        ASSUMING NO REDEMPTION
                 1 YEAR     3 YEARS   5 YEARS     10 YEARS     1 YEAR    3 YEARS     5 YEARS     10 YEARS

CLASS A SHARES     $57(1)    $77       $99        $161         $57        $77        $99         $161

CLASS B SHARES     $58       $86      $116        $188(2)      $18        $56        $96         $188(2)

CLASS C SHARES     $28       $56       $96        $209         $18        $56        $96         $209


DEVON FUND
                           ASSUMING REDEMPTION                        ASSUMING NO REDEMPTION
                 1 YEAR     3 YEARS   5 YEARS     10 YEARS     1 YEAR    3 YEARS     5 YEARS     10 YEARS

CLASS A SHARES     $60(1)      $87      $115        $197         $60        $87       $115         $197

CLASS B SHARES     $60         $93      $128        $215(2)      $20        $63       $108         $215(2)

CLASS C SHARES     $30         $63      $108        $233         $20        $63       $108         $233




(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions . See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares of a Fund will be automatically converted into Class A Shares of that Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed.
        The ten year expense numbers for Class B Shares reflects the expenses of Class B Shares for year eight and the expenses of Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.


     The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.










FINANCIAL HIGHLIGHTS


The following financial highlights are derived from the financial statements of Delaware Fund and Devon
Fund of Delaware Group Equity Funds I, Inc. and have been audited by Ernst & Young LLP, independent auditors.  The data should be read in conjunction with the financial statements, related notes, and the reports of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B.  Further information about the Funds' performance is contained in their Annual Reports to shareholders.  A copy of each Fund's Annual Report (including the report of
Ernst & Young LLP) may be obtained from Equity Funds I, Inc. upon request at no charge.

                                                                            Delaware Fund

DF-A-CHT                                                                    Class A Shares
                                                  -----------------------------------------------------------------
                                                                             Year Ended

                                                     10/31/97(1)  10/31/96(1)  10/31/95(1)  10/31/94(1)  10/31/93(1)
Net Asset Value, Beginning of Period                   $21.260      $19.940      $18.000      $19.430      $18.720

Income From Investment Operations
--------------------------------------------------
Net Investment Income                                    0.610        0.706        0.664        0.615        0.631
Net Gains (Losses) on Securities
      (both realized and unrealized)                     3.680        2.349        2.156       (0.285)       1.509
                                                      --------     --------     --------     --------     --------
   Total From Investment Operations                      4.290        3.055        2.820        0.330        2.140
                                                      --------     --------     --------     --------     --------
Less Distributions
--------------------------------------------------
Dividends (from net investment income)                  (0.680)      (0.655)      (0.630)      (0.600)      (0.660)
Distributions (from capital gains)                      (1.920)      (1.080)      (0.250)      (1.160)      (0.770)
                                                      --------     --------     --------     --------     --------
   Total Distributions                                  (2.600)      (1.735)      (0.880)      (1.760)      (1.430)
                                                      --------     --------     --------     --------     --------
Net Asset Value, End of Period                         $22.950      $21.260      $19.940      $18.000      $19.430
                                                      ========     ========     ========     ========     ========
-------------------------------------------------------------------------------------------------------------------
Total Return(2)                                          22.05%       16.07%       16.26%        1.80%       11.91%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------
Net Assets, End of Period (000's omitted)             $554,448     $490,150     $493,243     $456,074     $507,528
Ratio of Expenses to Average Daily Net Assets              .97%         .99%         .97%         .97%         .89%
Ratio of Net Investment Income to Average
Daily Net Assets                                          2.83%        3.39%        3.55%        3.31%        3.27%
Portfolio Turnover Rate                                     81%          92%          94%         142%         160%
Average Commission Rate Paid(3)                         $0.060       $0.060          N/A          N/A          N/A


                                                                            Delaware Fund

DF-A-CHT (Continued)                                                       Class A Shares
                                                  -----------------------------------------------------------------
                                                                             Year Ended

                                                     10/31/92(1)   10/31/91     10/31/90    10/31/89     10/31/88
Net Asset Value, Beginning of Period                   $18.810      $16.190      $17.480      $15.250      $16.850

Income From Investment Operations
--------------------------------------------------
Net Investment Income                                    0.660        0.757        0.856        0.796        0.551
Net Gains (Losses) on Securities
      (both realized and unrealized)                     1.490        3.033       (1.366)       2.384        2.259
                                                      --------     --------     --------     --------     --------
   Total From Investment Operations                      2.150        3.790       (0.510)       3.180        2.810
                                                      --------     --------     --------     --------     --------
Less Distributions
--------------------------------------------------
Dividends (from net investment income)                  (0.700)      (0.880)      (0.780)      (0.950)      (0.320)
Distributions (from capital gains)                      (1.540)      (0.290)        none         none       (4.090)
                                                      --------     --------     --------     --------     --------
   Total Distributions                                  (2.240)      (1.170)      (0.780)      (0.950)      (4.410)
                                                      --------     --------     --------     --------     --------
Net Asset Value, End of Period                         $18.720      $18.810      $16.190      $17.480      $15.250
                                                      ========     ========     ========     ========     ========
-------------------------------------------------------------------------------------------------------------------
Total Return(2)                                          12.37%       24.32%      (3.17%)       21.66%       22.03%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------
Net Assets, End of Period (000's omitted)             $487,343     $453,449     $349,873     $361,625     $328,650
Ratio of Expenses to Average Daily Net Assets              .79%         .71%         .75%         .76%         .77%
Ratio of Net Investment Income to Average Daily
Net Assets                                                3.64%        4.29%        4.99%        4.73%        4.01%
Portfolio Turnover Rate                                    144%         212%         147%         129%         180%
Average Commission Rate Paid(3)                            N/A          N/A          N/A          N/A          N/A

---------------------
(1) Reflects 12b-1 distribution expenses beginning June 1, 1992.
(2) Does not reflect any maximum sales charge that is or was in effect nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase.  See Contingent Deferred
    Sales Charge for Certain Purchases of Class A Shares Made at Net Asset Value.
(3) Computed by dividing the amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission charged.





DF-B-CHT
                                                            Delaware Fund                          Delaware Fund
                                                            Class B Shares                         Class C Shares
                                               ------------------------------------------------------------------------------
                                                                                           Period                     Period
                                                                                           9/6/94(1)      Year      11/29/95(1)
                                                         Year Ended                        through       Ended       through
                                                   10/31/97     10/31/96      10/31/95     10/31/94     10/31/97     10/31/96

Net Asset Value, Beginning of Period                $21.200      $19.900      $17.980      $18.340      $21.180      $20.500

Income From Investment Operations
-----------------------------------------------
Net Investment Income                                 0.452        0.525        0.567        0.070        0.460        0.583
Net Gains (Losses) on Securities
      (both realized and unrealized)                  3.658        2.350        2.113       (0.280)       3.655        1.757
                                                   --------     --------     --------     --------     --------     --------
   Total From Investment Operations                   4.110        2.875        2.680       (0.210)       4.115        2.340
                                                   --------     --------     --------     --------     --------     --------
Less Distributions
-----------------------------------------------
Dividends (from net investment income)               (0.510)      (0.495)      (0.510)      (0.150)      (0.505)      (0.580)
Distributions (from capital gains)                   (1.920)      (1.080)      (0.250)        none       (1.920)      (1.080)
                                                   --------     --------     --------     --------     --------     --------
   Total Distributions                               (2.430)      (1.575)      (0.760)      (0.150)      (2.425)      (1.660)
                                                   --------     --------     --------     --------     --------     --------
Net Asset Value, End of Period                      $22.880      $21.200      $19.900      $17.980      $22.870      $21.180
                                                   ========     ========     ========     ========     ========     ========
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                       21.09%       15.15%       15.36%       (1.14%)      21.07%       12.13%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------
Net Assets, End of Period (000's omitted)           $16,659       $6,872       $3,383         $568       $8,090       $1,990
Ratio of Expenses to Average Daily Net Assets          1.78%        1.80%        1.79%        1.81%        1.78%        1.80%
Ratio of Net Investment Income to Average
Daily Net Asset                                        2.00%        2.58%        2.73%        2.47%        2.00%        2.58%
Portfolio Turnover Rate                                  81%          92%          94%         142%          81%          92%
Average Commission Rate Paid(3)                      $0.060       $0.060          N/A          N/A       $0.060       $0.060

---------------------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.  Total return for this short of a time period may not be representative of longer term results.
(2) Does not include any CDSC which varies from 1% - 4%, depending upon the holding period for Delaware
    Fund B Class and 1% for Delaware Fund C Class for 12 months from the date of purchase.
(3) Computed by dividing the amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission charged.






DVN-A-CHT
                                                                                  Devon Fund
                                                                                Class A Shares
                                                           --------------------------------------------------
                                                                                                       Period
                                                                                                      12/29/93(1)
                                                                            Year Ended                 through
                                                                10/31/97     10/31/96     10/31/95     10/31/94

Net Asset Value, Beginning of Period                            $14.160      $12.550      $10.830      $10.000

Income From Investment Operations
-----------------------------------------------------------
Net Investment Income                                             0.182        0.216     0.207(2)        0.136
Net Gains (Losses) on Securities
     (both realized and unrealized)                               4.243        2.689        2.053        0.784
                                                               --------     --------     --------     --------
     Total From Investment Operations                             4.425        2.905        2.260        0.920
                                                               --------     --------     --------     --------
Less Distributions
-----------------------------------------------------------
Dividends (from net investment income)                           (0.210)      (0.205)      (0.220)      (0.090)
Distributions (from capital gains)                               (0.965)      (0.640)      (0.320)        none
                                                               --------     --------     --------     --------
     Total Distributions                                         (1.175)      (0.845)      (0.540)      (0.090)
                                                               --------     --------     --------     --------
Net Asset Value, End of Period                                   $17.86       $14.61       $12.55       $10.83
                                                               ========     ========     ========     ========
---------------------------------------------------------------------------------------------------------------
Total Return(3)                                                   32.11%       24.14%       21.98%       11.09%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------
Net Assets, End of Period (000's omitted)                       $49,262      $14,907       $8,846       $4,600
Ratio of Expenses to Average Daily Net Assets                      1.25%        1.25%        1.25%        1.25%
Ratio of Expenses to Average Daily Net Assets
   Prior to Expense Limitations                                    1.42%        1.84%        2.29%        3.26%
Ratio of Net Investment Income to Average Daily Net Assets         1.14%        1.67%        1.82%        1.96%
Ratio of Net Investment Income to Average Daily Net Assets
   Prior to Expense Limitations                                    0.97%        1.08%        0.78%       (0.05%)
Portfolio Turnover Rate                                              64%          80%          99%         180%
Average Commission Rate Paid(4)                                  $0.060       $0.060          N/A          N/A

---------------------
(1) Date of initial sale of Devon Fund A Class; ratios and total return have been annualized.
    Total return for this short of a time period may not be representative of longer term results.
(2) 1995 per share information was based on the average shares outstanding method.
(3) Total return does not include any maximum sales charge that is or was in effect nor the 1%
    Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase.
    See Contingent Deferred Sales Charge for Certain Purchases of Class A Shares Made at Net Asset
    Value.  Total return reflects the reflects expense limitation referenced under Summary of Expenses.
(4) Computed by dividing the amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission charged.





DVN-B-CHT                                                     Devon Fund                             Devon Fund
                                                             Class B Shares                         Class C Shares
                                                ------------------------------------------------------------------------------
                                                                              Period                                  Period
                                                                             9/6/94(1)            Year              11/29/95(2)
                                                         Year Ended           through             Ended               through
                                                    10/31/97     10/31/96     10/31/95     10/31/94     10/31/97     10/31/96

Net Asset Value, Beginning of Period                 $14.540      $12.500      $10.820      $10.900      $14.530      $13.020

Income From Investment Operations
------------------------------------------------
Net Investment Income                                  0.081        0.136     0.127(3)        0.027        0.071        0.188
Net Gains (Losses) on Securities
      (both realized and unrealized)                   4.219        2.664        2.053       (0.077)       4.229        2.157
   Total From Investment Operations                    4.300        2.800        2.180       (0.050)       4.300        2.345

Less Distributions
------------------------------------------------
Dividends (from net investment income)                (0.075)      (0.120)      (0.180)      (0.030)      (0.075)      (0.195)
Distributions (from capital gains)                    (0.965)      (0.640)      (0.320)        none       (0.965)      (0.640)
                                                    --------     --------     --------     --------     --------     --------
   Total Distributions                                (1.040)      (0.760)      (0.500)      (0.030)      (1.040)      (0.835)

Net Asset Value, End of Period                       $17.800      $14.540      $12.500      $10.820      $17.790      $14.530
                                                    ========     ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Total Return(4)                                        31.21%       23.38%       21.09%      (0.46%)       31.24%       18.94%
------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------
Net Assets, End of Period (000's omitted)            $28,757       $3,399         $863         $115       $5,876       $1,056
Ratio of Expenses to Average Daily Net Assets           1.95%        1.95%        1.95%        1.95%        1.95%        1.95%
Ratio of Expenses to Average Daily Net Assets
Prior to Expense Limitations                            2.12%        2.54%        2.99%        3.96%        2.12%        2.54%
Ratio of Net Investment Income to Average Daily
Net Assets                                              0.44%        0.97%        1.12%        1.26%        0.44%        0.97%
Ratio of Net Investment Income to Average Daily
Net Assets Prior to Expense Limitations                 0.26%        0.38%        0.08%       (0.75%)       0.26%        0.38%
Portfolio Turnover Rate                                   64%          80%          99%         180%          64%          80%
Average Commission Rate Paid(5)                       $0.060       $0.060          N/A          N/A       $0.060       $0.060

---------------------
(1) Date of initial sale of Devon Fund B Class; ratios have been annualized but total return has not been annualized.  Total return for this short of a time period may not be representative of longer term results.
(2) Date of initial sale of Devon Fund C Class; ratios have been annualized but total return has not been annualized.  Total return for this short of a time period may not be representative of longer term results.
(3) 1995 per share information was based on the average shares outstanding method.
(4) Total return does not include any CDSC which varies from 1% - 4%, depending upon the holding period for
    Devon Fund B Class and 1% for Devon Fund C Class for 12 months from the date of purchase.  Total return reflects the expense limitation referenced under Summary of Expenses.
(5) Computed by dividing the amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission charged.





INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of Delaware Fund is to seek a balance of capital appreciation, income and preservation of capital. The investment objective of Devon Fund is to seek current income and capital appreciation. Although each Fund will constantly strive to attain its investment objective, there can be no assurance that it will be obtained. The objective of each Fund cannot be changed without shareholder approval.


SUITABILITY

     Each Fund may be suitable for investors interested in long-term capital appreciation. Delaware Fund may be more suitable for investors wishing to expose a portion of their assets to fixed-income securities, while Devon Fund may be more suitable for investors seeking a greater emphasis on common stocks and securities convertible into common stocks. Investors in each Fund should be willing to accept the risks associated with investments in equity securities. Investors in Delaware Fund and, to a lesser extent, investors in Devon Fund should also be willing to accept the risks associated with investments in fixed-income securities. Net asset values may fluctuate in response to market conditions and, as a result, neither Fund is appropriate for a short-term investor.


     Ownership of Fund shares can reduce the bookkeeping and administrative inconvenience that is typically connected with direct purchases of the type of securities in which the Funds invest.


     An investor should not consider a purchase of either Fund shares as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY

     DELAWARE FUND - As a "balanced" fund, Delaware Fund will generally invest at least 25% of its assets in fixed-income securities, including U.S. government securities and corporate bonds. The remainder of the Fund will be allocated to equity securities principally, including convertible securities, and also to cash and cash equivalents. A portion of the Fund's investment in certain convertible securities may be deemed fixed-income in nature for purposes of this 25% fixed-income allocation. The Fund may also invest in foreign securities.

     The Fund uses a dividend-oriented valuation strategy to select individual securities in which it will invest. In seeking capital appreciation, the Fund invests primarily in common stocks of established companies believed to have a potential for long-term capital growth. In seeking current income and preservation of capital, in addition to capital appreciation, the Fund invests in various types of fixed-income securities, including U.S. government and government agency securities and corporate bonds. The Fund generally invests in bonds that are rated in the top four grades by a nationally-recognized rating agency (e.g., Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P")) at the time of purchase, or, if unrated, are determined to be equivalent to the top four grades in the judgment of the Manager. The fourth grade is considered medium grade and may have some speculative characteristics. Typically, the maturity of the bonds will range between five and 30 years. The Fund may invest not more than 5% of its assets in convertible debentures rated below investment grade.


     The Fund will analyze existing and expected economic and market conditions and seek to identify those market sectors or individual securities that are expected to benefit from those conditions. The Fund's appraisal of these economic conditions will determine the types of securities it will hold and the degree of investment emphasis placed upon capital appreciation and income.


     DEVON FUND - Devon Fund will seek to achieve its objective by investing primarily in income-producing common stocks, with a focus on common stocks that the Manager believes have the potential for above average dividend increases over time. Under normal circumstances, the Fund will generally invest at least 65% of its total assets in dividend paying common stocks.


     In selecting stocks for the Fund, the Manager will focus primarily on dividend paying common stocks issued by companies with market capitalizations in excess of $100 million but is not precluded from purchasing shares of companies with market capitalizations of less than $100 million. In seeking stocks with potential for above average dividend increases, the Manager will consider such factors as the historical growth rate of a dividend, the frequency of prior dividend increases, the issuing company's potential to generate cash flows and the price/earnings multiple of the stock relative to the market. The Manager will generally avoid stocks that it believes are overvalued and may select stocks with current dividend yields that are lower than the current yield of the Standard & Poor's 500 Stock Index ("S&P 500") in exchange for anticipated dividend growth.

     While management believes that the Fund's objective may best be attained by investing in common stocks, the Fund may also invest in other securities including, but not limited to, convertible and preferred securities, rights and warrants to purchase common stock and various types of fixed-income securities, such as U.S. government and government agency securities, corporate debt securities, and bank obligations, and may also engage in futures transactions. The Fund may invest in foreign securities.


                             *     *     *


     For additional information about each Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations in this Prospectus. Part B sets forth other investment restrictions.




THE DELAWARE DIFFERENCE

PLANS AND SERVICES

     The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

INVESTOR INFORMATION CENTER
     800-523-4640
     FUND INFORMATION; LITERATURE; PRICE; YIELD AND PERFORMANCE FIGURES

SHAREHOLDER SERVICE CENTER
     800-523-1918
     INFORMATION ON EXISTING REGULAR INVESTMENT ACCOUNTS AND RETIREMENT PLAN ACCOUNTS; WIRE INVESTMENTS; WIRE LIQUIDATIONS; TELEPHONE
LIQUIDATIONS AND TELEPHONE EXCHANGES

DELAPHONE
     800-362-FUND
     (800-362-3863)

PERFORMANCE INFORMATION

     You can call the Investor Information Center at any time for current performance information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annual basis over a 30-day period.

SHAREHOLDER SERVICES

     During business hours, you can call the Delaware Group's
Shareholder Service Center. Our representatives can answer any questions about your account, the Funds, various service features and other funds in the Delaware Group.

DELAPHONE SERVICE

     Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Funds, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

STATEMENTS AND CONFIRMATIONS

     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

DUPLICATE CONFIRMATIONS

     If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

TAX INFORMATION

     Each year, Equity Funds I, Inc. will mail to you information on the tax status of your dividends and distributions.

DIVIDEND PAYMENTS

     Dividends, capital gains and other distributions, if any, are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.


     For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.


MONEYLINE (SM) SERVICES

     Delaware Group offers the following services for fast and convenient transfer of funds between your personal bank account and your Delaware Group fund account:

1. MONEYLINE (SM) DIRECT DEPOSIT SERVICE
     If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine (SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange.

 2. MONEYLINE (SM) ON DEMAND
     You or your investment dealer may request purchases and redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account . Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

     For each MoneyLine (SM) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any MoneyLine (SM) Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

RETIREMENT PLANNING
     An investment in the Funds may be a suitable investment option for tax-deferred retirement plans. Delaware Group offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) deferred compensation plan, IRA, and the new Roth IRA. Just call the Delaware Group at 1-800-523-1918 for more information.



RIGHT OF ACCUMULATION
     With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Fund with the dollar amount of new purchases of Class A Shares of a Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the COMBINED PURCHASES PRIVILEGE, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

LETTER OF INTENTION
     The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-MONTH REINVESTMENT PRIVILEGE
     The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

EXCHANGE PRIVILEGE
     The Exchange Privilege permits shareholders to exchange all or part of their shares into shares of other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

WEALTH BUILDER OPTION
     You may elect to invest in the Funds through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.



FINANCIAL INFORMATION ABOUT THE FUNDS
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Equity Funds I, Inc.'s fiscal year ends on October 31.





CLASSES OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS
     Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").


     Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange, and Distribution (12b-1) and Service under Management of the Funds.

     Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares automatically will be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% for Class A Shares will apply. See Automatic Conversion of Class B Shares, below.


     Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.


     The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

     For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B
Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares
and Class C Shares.   Investors should understand that the purpose and
function of the respective 12b-1 Plans and the CDSCs applicable to Class
B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Funds.

     Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See
Calculation of Offering Price and Net Asset Value Per Share.


     The NASD has adopted certain rules relating to investment company sales charges. Equity Funds I, Inc. and the Distributor intend to operate in compliance with these rules.

FRONT-END SALES CHARGE ALTERNATIVE - CLASS A SHARES
     Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.


     Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table:

             DELAWARE FUND A CLASS AND DEVON FUND A CLASS

                                                         Dealer's
                                                        Commission***
                       Front-End Sales Charge as % of    as % of
                           Offering                      Offering
Amount of Purchase          Price     Amount Invested**   Price

                                    Delaware     Devon
                                      Fund        Fund

Less than $100,000          4.75%   4.97%       4.98%    4.00%

$100,000 but
under $250,000              3.75%   3.88%       3.92%    3.00%

$250,000 but
under $500,000              2.50%   2.57%       2.58%    2.00%

$500,000 but
under $1,000,000*           2.00%     2.05%       2.02%  1.60%


* There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

** Based upon the net asset value per share of Class A Shares as of the end of Equity Funds I, Inc.'s most recent fiscal year.


*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.


From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933 (the "1933 Act").



     For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                             DEALER'S COMMISSION
                                             (AS A PERCENTAGE OF
     AMOUNT OF PURCHASE                       AMOUNT PURCHASED)

     Up to $2 million                               1.00%
     Next $1 million up to $3 million               0.75
     Next $2 million up to $5 million               0.50
     Amount over $5 million                         0.25


     For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.


     An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

     Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and
Exchange.

COMBINED PURCHASES PRIVILEGE

     By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a Fund and shares of other funds in the Delaware Group, except as noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. In addition, assets held in any stable value product available through the Delaware Group may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.


     This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

     It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

     Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative -Class A Shares, above.


ALLIED PLANS
     Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

     A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.

     The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

BUYING CLASS A SHARES AT NET ASSET VALUE
     Class A Shares of a Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege or the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.


     Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.


     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge, or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds.
Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

     Purchases of Class A Shares at net asset value may also be made by the following: institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and any stable value account available to investment advisory clients of the Manager or its affiliates, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI. See Group Investment Plans for information regarding the applicability of the Limited CDSC.


     Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

     Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.


     A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

GROUP INVESTMENT PLANS

     Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA,
SIMPLE 401(k), Profit Sharing, Money Purchase Pension , 401(k) Defined Contribution, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund in which it is investing that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund in which they are investing that they are eligible to combine purchase amounts held in their plan account.

     The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Group funds. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.



     For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.





DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES
     Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.


     Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.


AUTOMATIC CONVERSION OF CLASS B SHARES
     Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES

     Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below,
 Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.


     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.


     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Prospectus. See Redemption and Exchange.

CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES
     Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.


     The following table sets forth the rates of the CDSC for Class B Shares of the Funds:


                                   CONTINGENT DEFERRED
                                   SALES CHARGE (AS A
                                     PERCENTAGE OF
                                     DOLLAR AMOUNT
     YEAR AFTER PURCHASE MADE       SUBJECT TO CHARGE)

             0-2                            4%
             3-4                            3%
             5                              2%
             6                              1%
             7 and thereafter              None


During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.


     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

     All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

     The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

OTHER PAYMENTS TO DEALERS -- CLASS A SHARES,
CLASS B SHARES AND CLASS C SHARES

     From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold, or may sell certain amounts of shares.

     Subject to pending amendments to the NASD's Conduct Rules , in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

DELAWARE FUND INSTITUTIONAL CLASS AND DEVON FUND INSTITUTIONAL CLASS
     In addition to offering Class A Shares, Class B Shares and Class C Shares, Delaware Fund also offers Delaware Fund Institutional Class and Devon Fund also offers Devon Fund Institutional Class which are described in a separate prospectus and are available for purchase only by certain investors. Delaware Fund Institutional Class Shares and Devon Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC, or a Limited CDSC and are not subject to 12b-1 Plan distribution expenses.
To obtain the prospectus that describes Delaware Fund Institutional
Class and Devon Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.


HOW TO BUY SHARES

PURCHASE AMOUNTS
     Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.


     There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

INVESTING THROUGH YOUR INVESTMENT DEALER
     You can make a purchase of shares of the Funds through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.

INVESTING BY MAIL
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to the specific Fund and Class selected to Delaware Group at 1818 Market Street,
Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number.
An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Equity Funds I, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases.
Your investment may be delayed if you send additional purchases by certified mail.

INVESTING BY WIRE

     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number
1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, for the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

     If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

INVESTING BY EXCHANGE

     If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

     Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.


     Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends).
Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.


     See Allied Plans under Classes of Shares for information on exchanges by participants in an Allied Plan.


ADDITIONAL METHODS OF ADDING TO YOUR INVESTMENT
     Call the Shareholder Service Center for more information if you wish to use the following services:

1.   Automatic Investing Plan
     THE AUTOMATIC INVESTING PLAN ENABLES YOU TO MAKE REGULAR MONTHLY INVESTMENTS WITHOUT WRITING OR MAILING CHECKS. You may authorize Equity Funds I, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.


     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


2.   Direct Deposit
     YOU MAY HAVE YOUR EMPLOYER OR BANK MAKE REGULAR INVESTMENTS DIRECTLY TO YOUR ACCOUNT FOR you (for example: payroll deduction, pay by phone, annuity payments). Each Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                      *     *     *

     Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Equity Funds I, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.


3.   MoneyLine (SM) On Demand
     Through the MoneyLine (SM) On Demand service, you or your investment dealer may call a Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLine
(SM) Services under The Delaware Difference for additional information about this service.

4.   Wealth Builder Option
     You can use our Wealth Builder Option to invest in a Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

     Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

 5.  Dividend Reinvestment Plan
     You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.


     Reinvestments of distributions into Class A Shares of a Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Fund or of other Delaware Group funds or into Class C Shares of a Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.


     Holders of Class A Shares of a Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Funds. Holders of Class B Shares of a Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of a Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.

     Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

PURCHASE PRICE AND EFFECTIVE DATE
     The offering price and net asset value of Class A Shares, Class B Shares and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The effective date of a purchase made through an investment dealer is the date the order is received by the Fund in which the shares are being purchased, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.


THE CONDITIONS OF YOUR PURCHASE
     Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


     Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.


     Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.


REDEMPTION AND EXCHANGE

     YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.


     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.


     Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

     Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

     Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B Shares and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by a Fund or its agent.

WRITTEN REDEMPTION
     You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


     Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.



WRITTEN EXCHANGE
     You may also write to each Fund (at 1818 Market Street,
Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

TELEPHONE REDEMPTION AND EXCHANGE
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

     The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS OF RECORD
     THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record.
Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK

     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

MONEYLINE (SM) ON DEMAND
     Through the MoneyLine (SM) On Demand service, you or your investment dealer may call a Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLine
(SM) Services under The Delaware Difference for additional information about this service.


TELEPHONE EXCHANGE
     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

SYSTEMATIC WITHDRAWAL PLANS

1.   Regular Plans
     This plan provides shareholders with a consistent monthly (or quarterly) payment. THIS IS PARTICULARLY USEFUL TO SHAREHOLDERS LIVING ON FIXED INCOMES, SINCE IT CAN PROVIDE THEM WITH A STABLE SUPPLEMENTAL AMOUNT. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Funds do not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. See MoneyLine (SM) Services under The Delaware Difference for more information about this service.

2.   Retirement Plans
     For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine
(SM) Direct Deposit Service described above is not available for certain retirement plans.


                      *     *     *

     Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.


     The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares, below.


     For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE
     A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

     The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.


     Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.


     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES

     The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan;
(iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).


WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C
SHARES
     The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred
Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan;
(iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan , 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7)
 or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan,
Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic
Withdrawal Plan was established or modified.


DIVIDENDS AND DISTRIBUTIONS

     Each Fund will normally make payments from net investment income on a quarterly basis.

     Payments from net realized securities profits of a Fund, if any, will be distributed annually in the quarter following the close of the fiscal year.


     Each class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B Shares and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Funds.

     Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any payment by check of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine (SM) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See MoneyLine (SM)
Services under The Delaware Difference for more information about this service.



TAXES

     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.


     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Internal Revenue Code (the "Code"). Because many of these changes are complex, and only indirectly affect the Funds and their distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

     Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.

     Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice from the Fund to the Fund's shareholders. For the fiscal year ended October 31, 1997, 27% and 32% of, respectively, Delaware Fund's and Devon Fund's dividends from net investment income qualified for the corporate dividends-received deduction.


     Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in that Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


THE TREATMENT OF CAPITAL GAIN DISTRIBUTIONS UNDER THE TAXPAYER RELIEF
ACT OF 1997
     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Fund's securities were sold and how long they were held by that Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     Equity Funds I, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.



     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Funds and received by the shareholder on December 31 of the year declared.

     The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Funds and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring a Fund's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in that Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

     The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.


     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes . For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisors.


     Each year, Equity Funds I, Inc. will mail to you information on the tax status of each Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.

     Equity Funds I, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See Taxes in Part B for additional information on tax matters relating to each Fund and its shareholders.


CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

     The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Equity securities for which market quotations are available are priced at market value. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Equity Funds I, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds I, Inc.'s Board of Directors.

     Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

     The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


     The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Fund represented by the value of shares of such classes, except that Delaware Fund Institutional Class and Devon Fund Institutional Class will not incur any of the expenses under Equity Funds I, Inc.'s 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares of each Fund alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of a Fund will vary.


MANAGEMENT OF THE FUNDS

DIRECTORS
     The business and affairs of Equity Funds I, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds I, Inc.'s directors and officers.

INVESTMENT MANAGER
     The Manager furnishes investment management services to each Fund.


     The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On October 31, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $38 billion in assets in the various institutional or separately managed (approximately $22,496,609,000) and investment company (approximately
 $16,012,252,000) accounts.


     The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, new Investment Management Agreements between Equity Funds I, Inc. on behalf of each Fund and the Manager were executed following shareholder approval.


     The Manager manages each Fund's portfolio and makes investment decisions which are implemented by Equity Funds I, Inc.'s Trading Department. The Manager also administers Equity Funds I, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds I, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee equal to: for Delaware Fund, 0.60% on the first $100 million of average daily net assets of the Fund, 0.525% on the next $150 million, 0.50% on the next $250 million and 0.475% on the average daily net assets in excess of $500 million, less the Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Equity Funds I, Inc.; and, for Devon Fund, 0.60% on the first $500 million of average daily net assets and 0.50% on the average daily net assets in excess of $500 million. The directors of Equity Funds I, Inc. annually review fees paid to the Manager. Investment management fees paid by Delaware Fund for the fiscal year ended October 31, 1997 were 0.51% of average daily net assets. Investment management fees incurred by Devon Fund for the fiscal year ended October 31, 1997 were 0.60% of average daily net assets , and 0.43% of average daily net assets were paid by this Fund as a result of the voluntary waiver of fees by the Manager described under Summary of Expenses.


     George H. Burwell and Gary A. Reed have primary responsibility for making day-to-day investment decisions for Delaware Fund and Mr. Burwell has such responsibility for Devon Fund. Mr. Burwell, who has been Equity Funds I, Inc.'s Senior Portfolio Manager for equities since 1992, holds a BA from the University of Virginia. Prior to joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a CFA charterholder.

     Mr. Reed has been Delaware Fund's Senior Portfolio Manager for fixed-income since April 1995. He holds an AB in Economics from the University of Chicago and an MA in Economics from Columbia University. He began his career in 1978 with the Equitable Life Assurance Company in New York City, where he specialized in credit analysis. Prior to joining the Delaware Group in 1989, Mr. Reed was Vice President and Manager of the fixed-income department at Irving Trust Company in New York.

     In making investment decisions for the Funds, Mr. Burwell and Mr. Reed regularly consult with Wayne A. Stork, Richard G. Unruh, Jr. and Paul E. Suckow. Mr. Stork, Chairman of the Manager and Equity Funds I, Inc.'s Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Equity Funds I, Inc. in 1994. He is also a member of the Board of the Manager and was named an Executive Vice President of the Manager in 1994. He is on the Board of Directors of Keystone Insurance Company and AAA Mid-Atlantic and is a former president and current member of the Advisory Council of the Bond Club of Philadelphia. Mr. Suckow is Delaware Group's Chief Investment Officer for fixed-income. He is a CFA charterholder and a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income.

PORTFOLIO TRADING PRACTICES
     The Funds normally will not invest for short-term trading purposes. However, each Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by the Fund's shareholders to the extent that net capital gains are realized. Given the Funds' investment objectives, their annual portfolio turnover rates may exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year.


     Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses of such funds, such as custodian fees.


PERFORMANCE INFORMATION
     From time to time, Delaware Fund and Devon Fund may quote total return performance of their respective Classes in advertising and other types of literature.


     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and:
(i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five-, and ten-year or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.


     Because securities prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not a guarantee of future results.

DISTRIBUTION (12B-1) AND SERVICE

     The Distributor, Delaware Distributors, L.P., serves as the national distributor for each Fund's shares under separate
Distribution Agreements with Equity Funds I, Inc. dated April 3, 1995, as amended on November 29, 1995.


     Equity Funds I, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Funds (the "Plans"). Each Plan permits the Fund to which the Plan relates to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.


     These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, each Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds I, Inc.


     The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Funds are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.


     The aggregate fees paid by a Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of Class A Shares' average daily net assets in any year, and
(ii) 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each Fund's Class B Shares' and Class C Shares' average daily net assets in any year. The actual 12b-1 expenses assessed against Delaware Fund A Class may be less than 0.30%, but may not be less than 0.10%, because of the formula for calculating the fee adopted by Equity Funds I, Inc.'s Board of Directors. See Part
B. Each Fund's Class A Shares, Class B Shares and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.


     On September 23, 1993, the Board of Directors set the fee for Devon Fund A Class at 0.30% of average daily net assets.


     While payments pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares, and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans.
The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Equity Funds I, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

     The Plans do not apply to Delaware Fund Institutional Class of shares or Devon Fund Institutional Class of shares. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Delaware Fund
Institutional Class or Devon Fund Institutional Class.


     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for Delaware Fund under an Agreement dated June 29, 1988 and for Devon Fund under an Agreement dated December 29, 1993. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement.


     The directors annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

EXPENSES
     Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreements and those borne by the Distributor under the Distribution Agreements. For the fiscal year ended October 31, 1997, the ratios of expenses to average daily net assets for Class A Shares, Class B Shares and Class C Shares of each Fund were as follows:

                             CLASS A         CLASS B         CLASS C
                             SHARES          SHARES          SHARES

          Delaware Fund    0.97%            1.78%           1.78%
          Devon Fund         1.25%*           1.95%*          1.95%*


*Reflects the voluntary waiver of fees by the Manager.

     The expense ratios of each Class reflects the impact of its 12b-1
Plan.

Shares

     Equity Funds I, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds I, Inc. was first organized as a Delaware corporation in 1937 and subsequently reorganized as a Maryland corporation on March 4, 1983 . Equity Funds I, Inc. currently offers two series of shares - Delaware Fund series and Devon Fund series. Fund shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects.
Each Fund will vote separately on any matter which affects only that Fund. Shares of each Fund have a priority over shares of any other fund of Equity Funds I, Inc. in the assets and income of that Fund.

     All shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds I, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds I, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds I, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

     In addition to Class A Shares, Class B Shares and Class C Shares, Delaware Fund and Devon Fund offer Delaware Fund Institutional Class of shares and Devon Fund Institutional Class of shares, respectively. Shares of each Class represent proportionate interests in the assets of the respective Fund and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of Delaware Fund Institutional Class and Devon Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A Shares, Class B Shares and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the 12b-1 Plan relating to Class A Shares.


     Effective as of the close of business December 27, 1996, the name of Delaware Group Delaware Fund, Inc. was changed to Delaware Group Equity Funds I, Inc. Also effective as of the close of business December 27, 1996, the name of Common Stock series was changed to Delaware Fund series. Effective as of the close of business August 28, 1995, the name Dividend Growth Fund was changed to Devon Fund and the names of Dividend Growth Fund A Class, Dividend Growth Fund B Class and Dividend Growth Fund Institutional Class were changed to Devon Fund A Class, Devon Fund B Class and Devon Fund Institutional Class, respectively.


OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

     MORTGAGE-BACKED SECURITIES--Each Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations. Each Fund also may invest in securities issued by certain private, non-government corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

     CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Certain of these private-backed securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities. Devon Fund currently may invest in privately-issued CMOs and REMICs only if they are so collateralized and rated at the time of purchase in the four highest grades by a nationally-recognized rating agency (e.g., BBB or better by S&P or Baa or better by Moody's).


     Delaware Fund may invest its assets in CMOs and REMICs issued by private entities whether or not the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (securities that are not so collateralized are called "non-agency mortgage-backed securities"). Non-agency mortgage-backed securities may comprise of up to 20% of Delaware Fund's assets, but all of these securities must (i) be rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization, and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages or other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and repayment risks to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than the market for other CMOs and REMICs.


     ASSET BACKED SECURITIES--Delaware Fund and Devon Fund may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in one of the four highest rating categories by a reputable rating agency (e.g., BBB or better by S&P or Baa or better by Moody's).

     Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

     The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risks of such prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases ever established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities. For further discussion concerning the risk of investing in such asset-backed securities, see Part B.

     REAL ESTATE INVESTMENT TRUSTS--Each Fund may invest in shares or convertible bonds issued by real estate investment trusts ("REITS"). REITS invest primarily in income producing real estate as well as real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. Each Fund anticipates investing only in REITS that invest the majority of their assets directly in real property and derive their income primarily from rents, which are known as "equity REITS." Equity REITS can also realize capital gains by selling properties that have appreciated in value.


     RESTRICTED AND ILLIQUID SECURITIES--Each Fund may purchase privately placed securities the resale of which is restricted under applicable securities laws. Most of the privately placed securities acquired by the Fund will be eligible for resale by the Fund without registration pursuant to Rule 144A ("Rule 144A Securities") under the
 1933 Act. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers. Each Fund may invest not more than 10% of its assets in illiquid securities. While maintaining oversight, the Board of Directors of Equity Funds I, Inc. has delegated to the Manager the day-to-day function of determining whether individual Rule 144A Securities are liquid for purposes of each Fund's 10% limitation on investments in illiquid securities. Devon Fund currently intends to limit its investments in restricted securities, excluding Rule 144A Securities, to not more than 5% of its assets.


     The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's limit noted above on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

     CONVERTIBLE SECURITIES--Each Fund may invest in convertible securities, including corporate debentures, bonds, notes and preferred stocks that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed-income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. Each Fund may invest not more than 5% of its assets in convertible debentures that are rated below investment grade or are unrated but are determined by the Manager to be of comparable quality. For a discussion concerning the risks of investing in such securities, see Part B.

     FOREIGN SECURITIES AND ADRS--Each Fund may invest up to 5% of its assets in foreign securities. Each Fund may also invest without limitation in sponsored and unsponsored American Depositary Receipts ("ADRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, and "unsponsored" ADRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored ADR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

     Foreign markets may be more volatile than U.S. markets, and investments in foreign securities involve sovereign risks in addition to the normal risks associated with U.S. securities. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., the value of foreign investments would increase with a fall in the value of the dollar) and control regulations apart from market fluctuations. Each Fund may also experience delays in foreign securities settlement.

     Each Fund will, from time to time, conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). Investors should be aware that there are costs and risks associated with such currency transactions.






     REPURCHASE AGREEMENTS--In order to invest its short-term cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week, but on occasion for longer periods. Not more than 10% of a Fund's assets may be invested in repurchase agreements of over seven-days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager under the guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 100% of the repurchase price, including the portion representing such Fund's yield under such agreements which is monitored on a daily basis. Such collateral is held by the Custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but the Funds consider repurchase agreements contracts for the purchase and sale of securities, and each seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of default.


     The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Group funds jointly to invest cash balances. Each Fund of Equity Funds I, Inc. may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

     PORTFOLIO LOAN TRANSACTIONS--Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

     FUTURES CONTRACTS--Devon Fund may enter into futures contracts on stocks and stock indices, and purchase or sell options on stock index futures and stock indices. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market the Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund.

     A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

     The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."
     The Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

     To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

     OPTIONS--Devon Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices.
The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. The Fund does not currently intend to write or purchase options on stock indices.

     While there is no limit on the amount of the Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options. The Fund will only use
Exchange-traded options.

CALL OPTIONS
     Writing Covered Call Options--A covered call option obligates Devon Fund to sell one of its securities for an agreed price up to an agreed date. When the Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually not more than nine months) at a fixed exercise price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

     Writing a Call Option on Stock Indices--Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the Standard & Poor's 100 Index ("S&P 100") and the Standard & Poor's Over-The-Counter 250 Index ("S&P OTC 250").

PUT OPTIONS

     Purchasing a Put Option--A put option gives Devon Fund the right to sell one of its securities for an agreed price up to an agreed date.
The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium whether or not the put option is exercised. The Fund will, at all times during which it holds a put option, own the security covered by such option.


     Purchasing a Put Option on Stock Indices--Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

     Closing Transactions--Closing transactions essentially let the Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

     OTHER INVESTMENT POLICIES--Neither Fund may concentrate investments in any industry, which means that a Fund may generally not invest more than 25% of its assets in any one industry.

     In pursuing its investment objective, each Fund may hold securities for any period of time. For temporary, defensive purposes, each Fund may hold a substantial portion of its assets in cash, cash equivalents or short-term obligations, including repurchase agreements. Each Fund may also enter into repurchase agreements to invest excess cash balances.

     While each Fund is permitted under certain circumstances to borrow money, neither Fund normally does so. A Fund will not purchase investment securities while it has any borrowings outstanding.

     Each Fund may purchase securities on a when-issued or delayed delivery basis. It is the current intention of each Fund not to enter into when-issued commitments exceeding in the aggregate 5% of the market value of the Fund's total assets less liabilities other than obligations created by these commitments.

                            *     *     *


     Part B describes certain of these investment policies and risk considerations. Part B also sets forth other investment policies, risk considerations and more specific investment restrictions.

     The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax- exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.






INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245



DELAWARE FUND
DEVON FUND

A CLASS

B CLASS

C CLASS


P R O S P E C T U S




DECEMBER 30, 1997




     DELAWARE
      GROUP







DELAWARE FUND             PROSPECTUS

DEVON FUND         DECEMBER 30, 1997

INSTITUTIONAL CLASS SHARES


                 1818 MARKET STREET, PHILADELPHIA, PA  19103


FOR MORE INFORMATION ABOUT DELAWARE FUND INSTITUTIONAL CLASS AND
   DEVON FUND INSTITUTIONAL CLASS CALL DELAWARE GROUP AT 800-828-5052.




     This Prospectus describes shares of the Delaware Fund series ("Delaware Fund") and the Devon Fund series ("Devon Fund") (individually, a "Fund" and, collectively, the "Funds"), of Delaware Group Equity Funds I, Inc. ("Equity Funds I, Inc."), a professionally-managed mutual fund of the series type. Delaware Fund's investment objective is to seek a balance of capital appreciation, income and preservation of capital. Devon Fund's investment objective is to seek current income and capital appreciation.


     Delaware Fund offers Delaware Fund Institutional Class and Devon Fund offers Devon Fund Institutional Class (individually, a "Class" and collectively, the "Classes").


     This Prospectus relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Funds' Statement of Additional Information ("Part B" of Equity Funds I, Inc.'s registration statement), dated December 30, 1997, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. Each Fund's financial statements appear in its respective Annual Report, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, materials we incorporated by reference, and other information regarding registrants that electronically file with the SEC.


       Delaware Fund also offers Delaware Fund A Class, Delaware Fund B Class and Delaware Fund C Class, and Devon Fund also offers Devon Fund A Class, Devon Fund B Class and Devon Fund C Class. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

TABLE OF CONTENTS

COVER PAGE                              HOW TO BUY SHARES
SYNOPSIS                                REDEMPTION AND EXCHANGE
SUMMARY OF EXPENSES                     DIVIDENDS AND DISTRIBUTIONS
FINANCIAL HIGHLIGHTS                    TAXES
INVESTMENT OBJECTIVES AND POLICIES      CALCULATION OF NET ASSET VALUE
     SUITABILITY                        PER SHARE
     INVESTMENT STRATEGY                MANAGEMENT OF THE FUNDS
CLASSES OF SHARES                       OTHER INVESTMENT POLICIES AND
                                              RISK CONSIDERATIONS


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.



SYNOPSIS


INVESTMENT OBJECTIVES

     The investment objective of Delaware Fund is to seek a balance of capital appreciation, income and preservation of capital. The investment objective of Devon Fund is to seek current income and capital appreciation. For further details, see Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

RISK FACTORS AND SPECIAL CONSIDERATIONS
     Delaware Fund typically invests a portion of its assets in mortgaged-backed and asset-backed securities (commonly considered to be "derivative securities"), which may present greater risks than other types of portfolio securities, and the investor should review the descriptions of these risks in this Prospectus. See Mortgaged-Backed Securities and Asset-Backed Securities under Other Investment Policies and Risk Considerations.

     Devon Fund may enter into options and futures transactions for hedging purposes to counterbalance portfolio volatility. While Devon Fund does not engage in options and futures for speculative purposes, there are risks that result from use of these instruments by the Fund, and the investor should review the descriptions of these risks in this Prospectus. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

INVESTMENT MANAGER, DISTRIBUTOR AND SERVICE AGENT

     Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Funds, subject to the supervision and direction of Equity Funds I, Inc.'s Board of Directors. The Manager also provides investment management services to certain other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the fees payable under each Fund's Investment Management Agreement.


PURCHASE PRICE
     Shares of each Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

REDEMPTION AND EXCHANGE
     Shares of each Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

OPEN-END INVESTMENT COMPANY

     Equity Funds I, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Equity Funds I, Inc. was first organized as a Delaware corporation in 1937 and subsequently reorganized as a Maryland corporation on March 4, 1983. See Shares under Management of the Funds.



SUMMARY OF EXPENSES
                                                  Delaware          Devon
                                                    Fund            Fund
                                                 Institutional  Institutional
Shareholder Transaction Expenses                     Class          Class
 -----------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)               None              None

Maximum Sales Charge Imposed
on Reinvested Dividends
(as a percentage of offering price)               None              None

Exchange Fees                                     None*             None*

*Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.






                                                    Delaware
Annual Operating Expenses                              Fund         Devon
Institutional                                     Institutional     Fund
(as a percentage of average daily net assets)          Class        Class
-------------------------------------------------------------------------

Management Fees (after voluntary waivers
in the case of Devon Fund)                            0.51%        0.43%**


12b-1 Fees                                            None         None


Other Operating Expenses                              0.27%        0.57%**

Total Operating Expenses (after voluntary waivers
in the case of Devon Fund)                            0.78%        1.00%**


** Beginning January 1, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Devon Fund and to pay the Fund to the extent necessary to ensure that the "Total Operating Expenses" of Devon Fund Institutional Class did not exceed 1.00% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses). This waiver and expense limitation will extend through June 30, 1998. From the commencement of the Fund's operations through December 31, 1997, the Manager voluntarily waived that portion, if any, of the annual management fees payable by the Fund and paid the Fund's expenses to the extent necessary to ensure that "Total Operating Expenses" of the Fund did not exceed 1.00%. If no voluntary expense waivers were in effect, it is estimated that the "Total Operating Expenses," as a percentage of average daily net assets, would be 1.12% for Devon Fund Institutional Class, reflecting "Management Fees" of 0.60%.


     For expense information about Delaware Fund A Class, Delaware Fund B Class, Delaware Fund C Class, Devon Fund A Class, Devon Fund B Class and Devon Fund C Class, see the separate prospectus relating to those classes.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming
(1) a 5% annual rate of return, and (2) redemption at the end of each time period. As noted in the tables above, Equity Funds I, Inc. charges no redemption fees. Devon Fund's expenses reflect the voluntary waiver of fees by the Manager beginning January 1, 1998 as described in this Prospectus.

DELAWARE FUND             1 YEAR     3 YEARS     5 YEARS     10 YEARS
INSTITUTIONAL CLASS       -------------------------------------------
                            $8         $25         $43         $97


DEVON FUND                1 YEAR     3 YEARS     5 YEARS     10 YEARS
INSTITUTIONAL CLASS       -------------------------------------------
                            $10        $32         $55         $122


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.


     The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in either Class will bear directly or indirectly.






FINANCIAL HIGHLIGHTS


The following financial highlights are derived from the financial statements of Delaware Fund and Devon Fund of Delaware Group Equity Funds I, Inc. and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the reports of Ernst & Young LLP covering such financial information and highlights, all of which are incorporated by reference into Part B. Further information about the Funds' performance is contained in their Annual Reports to shareholders. A copy of each Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Equity Funds I, Inc. upon request at no charge.







DF-IC-CHT

                                                                     Delaware Fund Institutional Class
                                               ----------------------------------------------------------------------------
                                                                                                       Period
                                                                                                     11/9/92(2)
                                                                        Year Ended                    through
                                                 10/31/97(2)  10/31/96(2)  10/31/95(2)  10/31/94(2)   10/31/93    10/31/93(1)

Net Asset Value, Beginning of Period               $21.300      $19.980      $18.030      $19.460      $18.820      $18.720

Income From Investment Operations
-----------------------------------------------
Net Investment Income                                0.659        0.727        0.694        0.653        0.632        0.631
Net Gains (Losses) on Securities
(both realized and unrealized)                       3.681        2.363        2.166       (0.293)       1.438        1.509
                                                 ---------    ---------    ---------    ---------    ---------    ---------
Total From Investment Operations                     4.340        3.090        2.860        0.360        2.070        2.140
                                                 ---------    ---------    ---------    ---------    ---------    ---------
Less Distributions
-----------------------------------------------
Dividends (from net investment income)              (0.720)      (0.690)      (0.660)      (0.630)      (0.660)      (0.660)
Distributions (from capital gains)                  (1.920)      (1.080)      (0.250)      (1.160)      (0.770)      (0.770)
                                                 ---------    ---------    ---------    ---------    ---------    ---------
Total Distributions                                 (2.640)      (1.770)      (0.910)      (1.790)      (1.430)      (1.430)
                                                 ---------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period                     $23.000      $21.300      $19.980      $18.030      $19.460      $19.430
                                                 =========    =========    =========    =========    =========    =========
----------------------------------------------------------------------------------------------------------------------------
Total Return                                         22.29%       16.25%       16.50%        1.96%       11.76%   11.91%(3)
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------
Net Assets, End of Period (000's omitted)         $153,176     $125,751     $108,747      $93,990      $72,052     $507,528
Ratio of Expenses to Average Daily Net Assets         0.78%        0.80%        0.79%        0.81%        0.77%        0.89%
Ratio of Net Investment Income to Average
Daily Net Assets                                      3.00%        3.58%        3.73%        3.47%        3.39%        3.27%
Portfolio Turnover Rate                                 81%          92%          94%         142%         160%         160%
Average Commission Rate Paid (4)                    $0.060       $0.060          N/A          N/A          N/A          N/A




DF-IC-CHT (Continued)

                                                                                  Year Ended
                                                        10/31/92(1)  10/31/91(1)  10/31/90(1)  10/31/89(1)  10/31/88(1)

Net Asset Value, Beginning of Period                        $18.810      $16.190      $17.480      $15.250      $16.850

Income From Investment Operations
-------------------------------------------------------
Net Investment Income                                         0.660        0.757        0.856        0.796        0.551
Net Gains (Losses) on Securities
(both realized and unrealized)                                1.490        3.033       (1.366)       2.384        2.259
                                                          ---------    ---------    ---------    ---------    ---------
Total From Investment Operations                              2.150        3.790       (0.510)       3.180        2.810
                                                          ---------    ---------    ---------    ---------    ---------
Less Distributions
-------------------------------------------------------
Dividends (from net investment income)                       (0.700)      (0.880)      (0.780)      (0.950)      (0.320)
Distributions (from capital gains)                           (1.540)      (0.290)        none         none       (4.090)
                                                          ---------    ---------    ---------    ---------    ---------
Total Distributions                                          (2.240)      (1.170)      (0.780)      (0.950)      (4.410)
                                                          ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period                              $18.720      $18.810      $16.190      $17.480      $15.250
                                                          =========    =========    =========    =========    =========
------------------------------------------------------------------------------------------------------------------------
Total Return                                              12.37%(3)    24.32%(3)   (3.17%)(3)    21.66%(3)    22.03%(3)
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------
Net Assets, End of Period (000's omitted)                  $487,343     $453,449     $349,873     $361,625     $328,650
Ratio of Expenses to Average Daily Net Assets                  0.79%        0.71%        0.75%        0.76%        0.77%
Ratio of Net Investment Income to Average Daily Net Ass        3.64%        4.29%        4.99%        4.73%        4.01%
Portfolio Turnover Rate                                         144%         212%         147%         129%         180%
Average Commission Rate Paid (4)                                N/A          N/A          N/A          N/A          N/A

-----------------------------
(1) Data are derived from data of Delaware Fund A Class which was subject to 12b-1 distribution expenses effective
    June 1, 1992.
(2) Data are derived from Delaware Fund Institutional Class shares, which commenced operations on November 9, 1992.
    Ratios and total return have been annualized.
(3) Does not reflect the maximum sales charge that is or was in effect nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase for Delaware
    Fund A Class.
(4) Computed by dividing the amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission charged.





DVN-IC-CHT
                                                                 Devon Fund Institutional Class
                                               --------------------------------------------------------------------
                                                                                                           Period
                                                                                                           12/29/93(1)
                                                                  Year Ended                               through
                                                 10/31/97          10/31/96          10/31/95              10/31/94

Net Asset Value, Beginning of Period              $14.670           $12.590           $10.860              $10.000

Income From Investment Operations
----------------------------------------------
Net Investment Income                               0.211             0.267             0.241(3)             0.201
Net Gains (Losses) on Securities
                (both realized and unrealized)      4.284             2.693             2.049                0.749
                                                 --------          --------          --------             --------
          Total From Investment Operations          4.495             2.960             2.290                0.950
                                                 --------          --------          --------             --------
Less Distributions
----------------------------------------------
Dividends (from net investment income)             (0.270)           (0.240)           (0.240)              (0.090)
Distributions (from capital gains)                 (0.965)           (0.640)           (0.320)                none
                                                 --------          --------          --------             --------
          Total Distributions                      (1.235)           (0.880)           (0.560)              (0.090)
                                                 --------          --------          --------             --------
Net Asset Value, End of Period                    $17.930           $14.670           $12.590              $10.860
                                                 ========          ========          ========             ========
------------------------------------------------------------------------------------------------------------------
Total Return                                        32.57%(2)         24.56%(2)         22.26%(2)            11.45%(2)
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------
Net Assets, End of Period (000's omitted)          $5,749            $3,290            $2,870               $2,516
Ratio of Expenses to Average Daily Net Assets        0.95%             0.95%             0.95%                0.95%
Ratio of Expenses to Average Daily Net Assets
   Prior to Expense Limitation                       1.12%             1.54%             1.99%                2.96%
Ratio of Net Investment Income to Average
Daily Net Assets                                     1.44%             1.97%             2.12%                2.26%
Ratio of Net Investment Income to Average Daily
Net Assets Prior to Expense Limitation               1.26%             1.38%             1.08%                0.25%
Portfolio Turnover Rate                                64%               80%               99%                 180%
Average Commission Rate Paid (4)                   $0.060            $0.060               N/A                  N/A

--------------------------------
(1) Date of initial sale of Devon Fund Institutional Class.  Ratios and total return have been annualized.
(2) Total return reflects expense limitation referenced under Summary of Expenses.
(3) 1995 per share information was based on the average shares outstanding method.
(4) Computed by dividing the amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission charged.




INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of Delaware Fund is to seek a balance of capital appreciation, income and preservation of capital. The investment objective of Devon Fund is to seek current income and capital appreciation. Although each Fund will constantly strive to attain its investment objective, there can be no assurance that it will be obtained. The objective of each Fund cannot be changed without shareholder approval.


SUITABILITY
     Each Fund may be suitable for investors interested in long-term capital appreciation. Delaware Fund may be more suitable for investors wishing to expose a portion of their assets to fixed-income securities, while Devon Fund may be more suitable for investors seeking a greater emphasis on common stocks and securities convertible into common stocks. Investors in each Fund should be willing to accept the risks associated with investments in equity securities. in Delaware Fund and, to a lesser extent, investors in Devon Fund should also be willing to accept the risks associated with investments in fixed-income securities. Net asset values may fluctuate in response to market conditions and, as a result, neither Fund is appropriate for a short-term investor.


     Ownership of Fund shares can reduce the bookkeeping and administrative inconvenience that is typically connected with direct purchases of the type of securities in which the Funds invest.

     An investor should not consider a purchase of either Fund shares as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.




INVESTMENT STRATEGY
     DELAWARE FUND - As a "balanced" fund, Delaware Fund will generally invest at least 25% of its assets in fixed-income securities, including U.S. government securities and corporate bonds. The remainder of the Fund will be allocated to equity securities principally, including convertible securities, and also to cash and cash equivalents. A portion of the Fund's investment in certain convertible securities may be deemed fixed-income in nature for purposes of this 25% fixed-income allocation. The Fund may also invest in foreign securities.

     The Fund uses a dividend-oriented valuation strategy to select individual securities in which it will invest. In seeking capital appreciation, the Fund invests primarily in common stocks of established companies believed to have a potential for long-term capital growth. In seeking current income and preservation of capital, in addition to capital appreciation, the Fund invests in various types of fixed-income securities, including U.S. government and government agency securities and corporate bonds. The Fund generally invests in bonds that are rated in the top four grades by a nationally-recognized rating agency (e.g., Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P")) at the time of purchase, or, if unrated, are determined to be equivalent to the top four grades in the judgment of the Manager. The fourth grade is considered medium grade and may have some speculative characteristics. Typically, the maturity of the bonds will range between five and 30 years. The Fund may invest not more than 5% of its assets in convertible debentures rated below investment grade.


     The Fund will analyze existing and expected economic and market conditions and seek to identify those market sectors or individual securities that are expected to benefit from those conditions. The Fund's appraisal of these economic conditions will determine the types of securities it will hold and the degree of investment emphasis placed upon capital appreciation and income.


     DEVON FUND - Devon Fund will seek to achieve its objective by investing primarily in income-producing common stocks, with a focus on common stocks that the Manager believes have the potential for above average dividend increases over time. Under normal circumstances, the Fund will generally invest at least 65% of its total assets in dividend paying common stocks.


     In selecting stocks for the Fund, the Manager will focus primarily on dividend paying common stocks issued by companies with market capitalizations in excess of $100 million but is not precluded from purchasing shares of companies with market capitalizations of less than $100 million. In seeking stocks with potential for above average dividend increases, the Manager will consider such factors as the historical growth rate of a dividend, the frequency of prior dividend increases, the issuing company's potential to generate cash flows and the price/earnings multiple of the stock relative to the market. The Manager will generally avoid stocks that it believes are overvalued and may select stocks with current dividend yields that are lower than the current yield of Standard & Poor's 500 Stock Index ("S&P 500") in exchange for anticipated dividend growth.

     While management believes that the Fund's objective may best be attained by investing in common stocks, the Fund may also invest in other securities including, but not limited to, convertible and preferred securities, rights and warrants to purchase common stock and various types of fixed-income securities, such as U.S. government and government agency securities, corporate debt securities, and bank obligations, and may also engage in futures transactions. The Fund may invest in foreign securities.


                         *     *     *


     For additional information about each Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations in this Prospectus. Part B sets forth other investment restrictions.


CLASSES OF SHARES

     The Distributor serves as the national distributor for each Fund. Shares of each Class may be purchased directly by contacting a Fund or its agent or through authorized investment dealers. All purchases of shares of each Class are at net asset value. There is no front-end or contingent deferred sales charge.

     INVESTMENT INSTRUCTIONS GIVEN ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH
DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES CONSIDERING PURCHASING SHARES OF A CLASS AS PART OF THEIR RETIREMENT PROGRAM SHOULD CONTACT THEIR EMPLOYER FOR DETAILS.

     Shares of each Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, or its affiliates and securities dealer firms with a selling agreement with the Distributor;
(c) institutional advisory accounts of the Manager, or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

DELAWARE FUND A CLASS, DELAWARE FUND B CLASS, DELAWARE FUND C CLASS, DEVON FUND A CLASS, DEVON FUND B CLASS AND DEVON FUND C CLASS

     In addition to offering Delaware Fund Institutional Class and Devon Fund Institutional Class, Delaware Fund also offers Delaware Fund A Class, Delaware Fund B Class and Delaware Fund C Class, and Devon Fund also offers Devon Fund A Class, Devon Fund B Class and Devon Fund C Class, which are described in a separate prospectus. Shares of Delaware Fund A Class, Delaware Fund B Class, Delaware Fund C Class, Devon Fund A Class, Devon Fund B Class and Devon Fund C Class may be purchased through authorized investment dealers or directly by contacting each Fund or its Distributor. Delaware Fund A Class and Devon Fund A Class carry a front-end sales charge and have annual 12b-1 expenses equal to a maximum of 0.30%. The maximum front-end sales charge as a percentage of the offering price is 4.75% and is reduced on certain transactions of $100,000 or more. Delaware Fund B Class, Delaware Fund C Class, Devon Fund B Class and Devon Fund C Class have no front-end sales charge but are subject to annual 12b-1 expenses equal to a maximum of 1%. Shares of Delaware Fund B Class, Delaware Fund C Class, Devon Fund B Class and Devon Fund C Class and certain shares of Delaware Fund A Class, and Devon Fund A Class may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to such classes contact the Distributor by writing to the address or by calling the phone numbers listed on the back cover of this Prospectus.


HOW TO BUY SHARES

     Each Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase the shares of the Classes.

INVESTING DIRECTLY BY MAIL
1. Initial Purchases--An Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number.

INVESTING DIRECTLY BY WIRE
     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number
1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).


1. Initial Purchases--Before you invest, telephone the Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement plan account, an appropriate retirement plan application, for the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

INVESTING BY EXCHANGE

     If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Classes, you may write and authorize an exchange of part or all of your investment into the Funds. However, shares of Delaware Fund B Class, Delaware Fund C Class, Devon Fund B Class and Devon Fund C Class and Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Classes. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.


INVESTING THROUGH YOUR INVESTMENT DEALER
     You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

PURCHASE PRICE AND EFFECTIVE DATE
     The purchase price (net asset value) of each Class is determined as of the close of regular trading on the New York Stock Exchange
(ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


     The effective date of a purchase made through an investment dealer is the date the order is received by the Fund in which the shares are being purchased, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.


THE CONDITIONS OF YOUR PURCHASE
     Each Fund reserves the right to reject any purchase order.
If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

     REDEMPTION AND EXCHANGE REQUESTS MADE ON BEHALF OF PARTICIPANTS IN AN EMPLOYER-SPONSORED RETIREMENT PLAN ARE MADE IN ACCORDANCE WITH DIRECTIONS PROVIDED BY THE EMPLOYER. EMPLOYEES SHOULD THEREFORE
CONTACT THEIR EMPLOYER FOR DETAILS.


     Your shares will be redeemed or exchanged based on the net asset value next determined after a Fund receives your request in good order. For example, redemption and exchange requests received in good order after the time the net asset value of shares is determined be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling a Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.


     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor written redemption requests as to shares for which a check was tendered as payment, but neither Fund will mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     Shares of a Class may be exchanged into any other Delaware Group mutual fund provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Classes, such exchange will be exchanged at net asset value. Shares of the Classes may not be exchanged into Class B Shares or Class C Shares of any of the funds in the Delaware Group. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.


     Various redemption and exchange methods are outlined below. No fee is charged by the Funds or the Distributor for redeeming or exchanging your shares although, in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.


     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by a Fund or its agent.


WRITTEN REDEMPTION AND EXCHANGE
     You can write to a Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

     For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, each Fund requires a signature by all owners of the account and may require a signature guarantee. signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


     Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order.


     You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

TELEPHONE REDEMPTION AND EXCHANGE
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

     The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you are investing in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION-CHECK TO YOUR ADDRESS OF RECORD
     You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

TELEPHONE REDEMPTION-PROCEEDS TO YOUR BANK
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

TELEPHONE EXCHANGE
     You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

     Each Fund will normally make payments from net investment income on a quarterly basis. Payments from net realized securities profits of a Fund, if any, will be distributed annually in the quarter following the close of the fiscal year. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

     Each class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the Classes will not incur any distribution fees under the 12b-1 Plans which apply to Delaware Fund A Class, Delaware Fund B Class, Delaware Fund C Class, Devon Fund A Class, Devon Fund B Class and Devon Fund C Class.



TAXES

     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.


     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Internal Revenue Code (the "Code"). Because many of these changes are complex, and only indirectly affect the Funds and their distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

     Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.

     Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, even though received in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice from Equity Funds I, Inc. to each Fund's shareholders. For the fiscal year ended October 31, 1997, 27% and 32% of, respectively, Delaware Fund's and Devon Fund's dividends from net investment income qualified for the corporate dividends-received deduction.


     Distributions paid by a Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.


The Treatment of Capital Gain Distributions under the Taxpayer Relief
Act of 1997
     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Fund's securities were sold and how long they were held by that Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     Equity Funds I, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.


     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the year declared.
     The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between a Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


     In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisors.


     Each year, Equity Funds I, Inc. will mail you information on the tax status of each Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.


     Equity Funds I, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.


     See Taxes in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

     The purchase and redemption price of a Class is the net asset value ("NAV") per share of Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Debt securities are priced at fair value by an independent pricing service using methods approved by Equity Funds I, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds I, Inc.'s Board of Directors.


     The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by each Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in a Fund represented by the value of shares of such classes, except that the Classes will not incur any of the expenses under the Funds' 12b-1 Plans and Delaware Fund A, B and C Classes and Devon Fund A, B and C Classes alone will bear the 12b-1 Plan fees payable under their respective 12b-1 Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of and dividends paid to each class of a Fund will vary.


MANAGEMENT OF THE FUNDS

DIRECTORS
     The business and affairs of Equity Funds I, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds I, Inc.'s directors and officers.

INVESTMENT MANAGER
     The Manager furnishes investment management services to each Fund.


     The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On October 31, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $38 billion in assets in the various institutional or separately managed (approximately $22,496,609,000) and investment company (approximately $16,012,252,000) accounts.


     The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, new Investment Management Agreements between Equity Funds I, Inc. on behalf of each Fund and the Manager were executed following shareholder approval.


     The Manager manages each Fund's portfolio and makes investment decisions which are implemented by Equity Fund I, Inc.'s Trading Department. The Manager also administers Equity Funds I, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds I, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee equal to: for Delaware Fund, 0.60% on the first $100 million of average daily net assets of the Fund, 0.525% on the next $150 million, 0.50% on the next $250 million and 0.475% on the average daily net assets in excess of $500 million, less Delaware Fund's proportionate share of all directors' fees paid to the unaffiliated directors of Equity Funds I, Inc.; and, for Devon Fund, 0.60% on the first $500 million of average daily net assets and 0.50% on the average daily net assets in excess of $500 million. The directors annually review fees paid to the Manager. Investment management fees paid by Delaware Fund for the fiscal year ended October 31, 1997 were 0.51% of average daily net assets. Investment management fees earned by Devon Fund for the fiscal year ended October 31, 1997 were 0.60% of average daily net assets, and 0.43% of average daily net assets were paid by this Fund as a result of the voluntary waiver of fees by the Manager as described under Summary of Expenses.


     George H. Burwell and Gary A. Reed have primary responsibility for making day-to-day investment decisions for Delaware Fund and Mr. Burwell has such responsibility for Devon Fund. Mr. Burwell, who has been Equity Funds I, Inc.'s Senior Portfolio Manager for equities since 1992, holds a BA from the University of Virginia. Prior to joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a CFA charterholder.

     Mr. Reed has been Delaware Fund's Senior Portfolio Manager for fixed-income since April 1995. He holds an AB in Economics from the University of Chicago and an MA in Economics from Columbia University. He began his career in 1978 with the Equitable Life Assurance Company in New York City, where he specialized in credit analysis. Prior to joining the Delaware Group in 1989, Mr. Reed was Vice President and Manager of the fixed-income department at Irving Trust Company in New York.

     In making investment decisions for the Funds, Mr. Burwell and Mr. Reed regularly consult with Wayne A. Stork, Richard G. Unruh, Jr. and Paul E. Suckow. Mr. Stork, Chairman of the Manager and Equity Funds I, Inc.'s Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of Equity Funds I, Inc. in 1994. He is also a member of the Board of the Manager and was named an Executive Vice President of the Manager in 1994. He is on the Board of Directors of Keystone Insurance Company and AAA Mid-Atlantic and is a former president and current member of the Advisory Council of the Bond Club of Philadelphia. Mr. Suckow is Delaware's Chief Investment Officer for fixed-income. He is a CFA charterholder and a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation, where he served as Executive Vice President and Director of Fixed Income.

PORTFOLIO TRADING PRACTICES
     The Funds normally will not invest for short-term trading purposes. However, each Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of each Fund and may affect taxes payable by a Fund's shareholders to the extent of any net realized capital gains. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year.


     Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses of such funds, such as custodian fees.


PERFORMANCE INFORMATION
     From time to time, Delaware Fund and Devon Fund may quote total return performance for their respective Class in advertising and other types of literature.


     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time.


     Because securities prices fluctuate, investment results of a Class will fluctuate over time and past performance should not be considered as a guarantee of future results.

STATEMENTS AND CONFIRMATIONS
     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of distributions. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

FINANCIAL INFORMATION ABOUT FUNDS
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Equity
Funds I, Inc.'s fiscal year ends on October 31.

DISTRIBUTION AND SERVICE
     The Distributor, Delaware Distributors, L.P. serves as the national distributor of each Fund's shares under separate Distribution Agreements with Equity Funds I, Inc. dated April 3, 1995, as amended on November 29, 1995. The Distributor bears all of the costs of promotion and distribution.


     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for Delaware Fund under an Agreement dated June 29, 1988 and for Devon Fund under an Agreement dated December 29, 1993. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. Certain recordkeeping and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping services provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

     The directors annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are indirect, wholly owned subsidiaries of DMH.

EXPENSES
     Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreements and those borne by the Distributor under the Distribution Agreements. For the fiscal year ended October 31, 1997, the ratio of operating expenses to average daily net assets for Delaware Fund Institutional Class was 0.78%. For the fiscal year ended October 31, 1997, the ratio of operating expenses to average daily net assets for Devon Fund Institutional Class was 0.95%, after voluntary fee waivers by the Manager.

SHARES
     Equity Funds I, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds I, Inc. was first organized as a Delaware corporation in 1937 and subsequently reorganized as a Maryland corporation on March 4, 1983.


     Equity Funds I, Inc. currently offers two series of shares - Delaware Fund series and Devon Fund series. Fund shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Each Fund will vote separately on any matter which affects only that Fund. Shares of each Fund have a priority over shares of any other fund of Equity Funds I, Inc.


     All shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds I, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds I, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds I, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

     In addition to the Classes, Delaware Fund and Devon Fund also offer Delaware Fund A Class, Delaware Fund B Class and Delaware Fund C Class, and Devon Fund A Class, Devon Fund B Class and Devon Fund C Class, respectively. Shares of each class represent proportionate interests in the assets of the respective Fund and have the same voting and other rights and preferences as Delaware Fund Institutional Class and Devon Fund Institutional Class, respectively, except that shares of the Classes are not subject to, and may not vote on, matters affecting, the Distribution Plans under Rule 12b-1 relating to Delaware Fund A Class, Delaware Fund B Class, Delaware Fund C Class, Devon Fund A Class, Devon Fund B Class and Devon Fund C Class.


     Effective as of the close of business December 27, 1996, the name of Delaware Group Delaware Fund, Inc. was changed to Delaware Group Equity Funds I, Inc. Also effective as of the close of business December 27, 1996, the name of Common Stock series was changed to Delaware Fund series. Effective as of the close of business August 28, 1995, the name Dividend Growth Fund was changed to Devon Fund and the names of Dividend Growth Fund A Class, Dividend Growth Fund B Class and Dividend Growth Fund Institutional Class were changed to Devon Fund A Class, Devon Fund B Class and Devon Fund Institutional Class, respectively.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

     MORTGAGE-BACKED SECURITIES--Each Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations. Each Fund also may invest in securities issued by certain private, non-government corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations
(CMOs) and real estate mortgage investment conduits (REMICs).

     CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. For further discussion concerning the risk of investing in such asset-backed securities, see Part B.

     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Certain of these private-backed securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities. Devon Fund currently may invest in privately-issued CMOs and REMICs only if they are so collateralized and rated at the time of purchase in the four highest grades by a nationally-recognized rating agency (e.g., BBB or better by S&P or Baa or better by Moody's).


     Delaware Fund may invest its assets in CMOs and REMICs issued by private entities whether or not the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (securities that are not so collateralized are called "non-agency mortgage-backed securities"). Non-agency mortgage-backed securities may comprise up to 20% of Delaware Fund's assets, but all of these securities must (i) be rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization, and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages or other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than the market for other CMOs and REMICs.


ASSET-BACKED SECURITIES--Delaware Fund and Devon Fund may invest in securities which are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases or other loans or financial receivables currently available or which may be developed in the future. All such securities must be rated in one of the four highest rating categories by a reputable rating agency (e.g., BBB or better by S&P or Baa or better by Moody's).

     Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

     The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately or in many cases ever established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

     REAL ESTATE INVESTMENT TRUSTS--Each Fund may invest in shares or convertible bonds issued by real estate investment trusts ("REITS"). REITS invest primarily in income producing real estate as well as real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. Each Fund anticipates investing only in REITS that invest the majority of their assets directly in real property and derive their income primarily from rents, which are known as "equity REITS." Equity REITS can also realize capital gains by selling properties that have appreciated in value.

     RESTRICTED AND ILLIQUID SECURITIES--Each Fund may purchase privately placed securities the resale of which is restricted under applicable securities laws. Most of the privately placed securities acquired by the Fund will be eligible for resale by the Fund without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers. Each Fund may invest not more than 10% of its assets in illiquid securities. While maintaining oversight, the Board of Directors of Equity Funds I, Inc. has delegated to the Manager the day-to-day function of determining whether individual Rule 144A Securities are liquid for purposes of each Fund's 10% limitation on investments in illiquid securities. Devon Fund currently intends to limit its investments in restricted securities, excluding Rule 144A Securities, to not more than 5% of its assets.

     The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's limit noted above on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

     CONVERTIBLE SECURITIES--Each Fund may invest in convertible securities, including corporate debentures, bonds, notes and preferred stocks that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed-income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. Each Fund may invest not more than 5% of its assets in convertible debentures that are rated below investment grade or are unrated but are determined by the Manager to be of comparable quality. For a discussion concerning the risks of investing in such securities, see Part B.

     FOREIGN SECURITIES AND ADRS--Each Fund may invest up to 5% of its assets in foreign securities. Each Fund may also invest without limitation in sponsored and unsponsored American Depositary Receipts ("ADRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, and "unsponsored" ADRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored ADR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

     Foreign markets may be more volatile than U.S. markets, and investments in foreign securities involve sovereign risks in addition to the normal risks associated with U.S. securities. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., the value of foreign investments would increase with a fall in the value of the dollar) and control regulations apart from market fluctuations. Each Fund may also experience delays in foreign securities settlement.

     Each Fund will, from time to time, conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). Investors should be aware that there are costs and risks associated with such currency transactions.



     REPURCHASE AGREEMENTS--In order to invest its short-term cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week, but on occasion for longer periods. Not more than 10% of a Fund's assets may be invested in repurchase agreements of over seven-days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager under the guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 100% of the repurchase price, including the portion representing such Fund's yield under such agreements which is monitored on a daily basis. Such collateral is held by the Custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but the Funds consider repurchase agreements contracts for the purchase and sale of securities, and each seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of default.


     The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Group funds jointly to invest cash balances. Each Fund of Equity Funds I, Inc. may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

     PORTFOLIO LOAN TRANSACTIONS--Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

     FUTURES CONTRACTS--Devon Fund may enter into futures contracts on stocks and stock indices, and purchase or sell options on stock index futures and stock indices. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market the Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Funds.

     A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

     The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

     The Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

     To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

     OPTIONS--Devon Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. The Fund does not currently intend to write or purchase options on stock indices.

     While there is no limit on the amount of the Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options. The Fund will only use
Exchange-traded options.

CALL OPTIONS
     Writing Covered Call Options--A covered call option obligates Devon Fund to sell one of its securities for an agreed price up to an agreed date. When the Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually not more than nine months) at a fixed exercise price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

     Writing a Call Option on Stock Indices--Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the Standard & Poor's 100 Index ("S&P 100") and the Standard & Poor's Over-The-Counter 250 Index ("S&P OTC 250").

PUT OPTIONS
     Purchasing a Put Option--A put option gives Devon Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised. The Fund will, at all times during which it holds a put option, own the security covered by such option.

     Purchasing a Put Option on Stock Indices--Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

     Closing Transactions--Closing transactions essentially let the Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

     OTHER INVESTMENT POLICIES--Neither Fund may concentrate investments in any industry, which means that a Fund may generally not invest more than 25% of its assets in any one industry.

     In pursuing its investment objective, each Fund may hold securities for any period of time. For temporary, defensive purposes, each Fund may hold a substantial portion of its assets in cash, cash equivalents or short-term obligations, including repurchase agreements. Each Fund may also enter into repurchase agreements to invest excess cash balances.

     While each Fund is permitted under certain circumstances to borrow money, neither Fund normally does so. A Fund will not purchase investment securities while it has any borrowings outstanding.

     Each Fund may purchase securities on a when-issued or delayed delivery basis. It is the current intention of each Fund not to enter into when-issued commitments exceeding in the aggregate 5% of the market value of the Fund's total assets less liabilities other than obligations created by these commitments.

                         *     *     *


     Part B describes certain of these investment policies and risk considerations. Part B also sets forth other investment policies, risk considerations and more specific investment restrictions.



     For more information contact Delaware Group at 800-828-5052.



INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245


DELAWARE FUND INSTITUTIONAL
DEVON FUND INSTITUTIONAL




PROSPECTUS



DECEMBER 30, 1997




     DELAWARE

     GROUP




PART B--STATEMENT OF ADDITIONAL INFORMATION

                 DECEMBER 30, 1997



DELAWARE GROUP EQUITY FUNDS I, INC.



1818 MARKET STREET
PHILADELPHIA, PA  19103

FOR MORE INFORMATION ABOUT DELAWARE FUND INSTITUTIONAL CLASS AND DEVON FUND INSTITUTIONAL CLASS:
 800-828-5052

FOR PROSPECTUS AND PERFORMANCE OF DELAWARE FUND A CLASS, DELAWARE FUND B CLASS, DELAWARE FUND C CLASS, DEVON FUND A CLASS, DEVON FUND B CLASS AND DEVON FUND C CLASS: NATIONWIDE 800-523-4640

INFORMATION ON EXISTING ACCOUNTS OF DELAWARE FUND A CLASS, DELAWARE FUND B CLASS, DELAWARE FUND C CLASS, DEVON FUND A CLASS, DEVON FUND B CLASS AND DEVON FUND C CLASS: (SHAREHOLDERS ONLY)
NATIONWIDE 800-523-1918

DEALER SERVICES:  (BROKER/DEALERS ONLY) NATIONWIDE 800-362-7500


TABLE OF CONTENTS

COVER PAGE

INVESTMENT RESTRICTIONS AND POLICIES

PERFORMANCE INFORMATION

TRADING PRACTICES AND BROKERAGE

PURCHASING SHARES

INVESTMENT PLANS

DETERMINING OFFERING PRICE AND NET ASSET VALUE

REDEMPTION AND REPURCHASE

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

TAXES

INVESTMENT MANAGEMENT AGREEMENTS

OFFICERS AND DIRECTORS

EXCHANGE PRIVILEGE

GENERAL INFORMATION

APPENDIX A--DESCRIPTION OF RATINGS

APPENDIX B--IRA INFORMATION

APPENDIX C--PERFORMANCE OVERVIEW

APPENDIX D--THE COMPANY LIFE CYCLE

FINANCIAL STATEMENTS


     Delaware Group Equity Funds I, Inc. ("Equity Funds I, Inc.") is a professionally-managed mutual fund of the series type which currently offers two series of shares: Delaware Fund series ("Delaware Fund") and Devon Fund series ("Devon Fund") (individually, a "Fund", and collectively, the "Funds").

     Delaware Fund and Devon Fund offer, respectively, Delaware
Fund A Class and Devon Fund A Class ("Class A Shares"), Delaware
Fund B Class and Devon Fund B Class ("Class B Shares"), Delaware
Fund C Class and Devon Fund C Class ("Class C Shares") (Class A Shares, Class B Shares and Class C Shares together referred to as the "Fund Classes"), and Delaware Fund Institutional Class and Devon
Fund Institutional Class ("Institutional Classes").

     Class B Shares, Class C Shares and Institutional Class shares of a Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75% and annual 12b-1 Plan expenses of up to 0.30%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against Class B Shares for approximately eight years after purchase.
See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against Class C Shares for the life of the investment.

     This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectus for the Fund Classes dated December 30, 1997 and the current Prospectus for the Institutional Classes dated December 30,
 1997, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to the Fund Classes and a prospectus relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting each Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.


     All references to "shares" in this Part B refer to all Classes of shares of Equity Funds I, Inc., except where noted.


INVESTMENT RESTRICTIONS AND POLICIES

     INVESTMENT RESTRICTIONS--Equity Funds I, Inc. has adopted the following fundamental restrictions for Delaware Fund and Devon Fund which are applied to each Fund except as noted. Fundamental restrictions may not be amended without approval of a majority of the outstanding voting securities of a Fund, which is more than 50% of the outstanding voting securities of that Fund which proposes to change its fundamental policy, or 67% of the voting securities of that Fund which proposes to change its fundamental policy present at a shareholder meeting if the holders of more than 50% of such voting securities are present in person or represented by proxy, whichever is less. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

      1. Not to invest more than 5% of the value of its assets in securities of any one company (except U.S. government bonds) or purchase more than 10% of the voting or nonvoting securities of any one company.

      2. Not to acquire control of any company. (Equity Funds I, Inc.'s Certificate of Incorporation permits control of companies to protect investments already made, but its policy is not to acquire control.)

      3. Not to purchase or retain securities of a company which has an officer or director who is an officer or director of Equity Funds I, Inc. or an officer, director or partner of its investment manager if, to the knowledge of Equity Funds I, Inc., one or more of such persons own beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

      4. No long or short positions on shares of Equity Funds I, Inc. may be taken by its officers, directors or any of its affiliated persons. Such persons may buy shares of Equity Funds I, Inc. for investment purposes, however.

      5. Not to purchase any security issued by any other investment company if after such purchase it would: (a) own more than 3% of the voting stock of such company, (b) own securities of such company having a value in excess of 5% of Equity Funds I, Inc.'s assets or (c) own securities of investment companies having an aggregate value in excess of 10% of Equity Funds I, Inc.'s assets.


      6. Not to act as an underwriter of securities of other issuers, except that Equity Funds I, Inc. may acquire restricted securities and securities which are not readily marketable under circumstances where, if such securities are sold, Equity Funds I, Inc. may be deemed an underwriter for purposes of the Securities Act of 1933 (the "1933 Act").


      7. Not to invest in securities of other investment companies except at customary brokerage commission rates or in connection with mergers, consolidations or offers of exchange.

      8. Not to make any investment in real estate unless necessary for office space or the protection of investments already made. (This restriction does not preclude Equity Funds I, Inc.'s purchase of securities issued by real estate investment trusts.)

      9.     Not to sell short any security or property.

     10. Not to deal in commodities, except that Devon Fund may invest in financial futures, including futures contracts on stocks and stock indices, interest rates, and foreign currencies, and other types of financial futures that may be developed in the future, and may purchase or sell options on such futures, and enter into closing transactions with respect to those activities.


     11. Not to borrow, except as a temporary measure for extraordinary or emergency purposes and then not in excess of 10% of gross assets taken at cost or market, whichever is lower, and not to pledge more than 15% of gross assets taken at cost. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of Equity Funds I, Inc.'s assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, Equity Funds I, Inc. shall, within three days thereafter (not including Sunday and holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. Equity Funds I, Inc. shall not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks.


     12. Not to make loans. However, the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities, whether or not the purchase was made upon the original issuance of the securities, and the entry into "repurchase agreements" are not to be considered the making of a loan by Equity Funds I, Inc. and Equity Funds I, Inc. may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     13. Not to invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.


INVESTMENT POLICIES

     All investment policies of the Funds are nonfundamental and may be changed without shareholder approval, except those identified above as fundamental restrictions.

     Each Fund has made a commitment that it will not invest in warrants valued at the lower of cost or market exceeding 5% of such Fund's net assets. Included within that amount, but not to exceed 2% of each Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

     Neither Fund currently invests its assets in real estate limited partnerships or oil, gas and other mineral leases. Each Fund currently intends to limit its investments in real estate investment trusts to not more than 10% of each such Fund's net assets.

     While each Fund is permitted under certain circumstances to borrow money, neither Fund normally does so. Investment securities will not normally be purchased by a Fund while it has an outstanding borrowing. Neither Fund may concentrate investments in any industry, which means that a Fund generally may not invest more than 25% of its assets in any one industry.


MORTGAGE-BACKED SECURITIES

     In addition to mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations, each Fund may also invest its assets in securities issued by certain private, nongovernment corporations, such as financial institutions. Certain of these private-backed securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

     CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.


     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Devon Fund will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Delaware Fund may invest its assets in CMOs and REMICs issued by private entities whether or not the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (securities that are not so collateralized are called "non-agency mortgage-backed securities"). Each Fund currently invests in privately-issued CMOs and REMICs only if they are rated at the time of purchase in the four highest grades by a nationally-recognized rating agency.

ASSET-BACKED SECURITIES

     Each Fund may invest a portion of its assets in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.


     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.


     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.


PORTFOLIO LOAN TRANSACTIONS

     Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.


     It is the understanding of Delaware Management Company, Inc. (the "Manager") that the staff of the Securities and Exchange Commission (the "SEC") permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund;
3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Equity Funds I, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

     The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

RESTRICTED AND ILLIQUID SECURITIES
     Most of the privately placed securities acquired by a Fund will be eligible for resale by the Fund without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether individual Rule 144A Securities are liquid for purposes of each Fund's 10% limitation on investments in illiquid securities. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).


     Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period of time, uninterested in purchasing these securities. If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 10% limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.


CONVERTIBLE SECURITIES

     Each Fund may invest in convertible securities, including corporate debentures, bonds, notes and preferred stocks that may be converted into or exchanged for common stock. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the Manager anticipates such stock will provide a Fund with opportunities which are consistent with a Fund's investment objectives and policies.

     Each Fund may invest not more than 5% of its assets in convertible debentures that are rated below investment grade or are unrated but are determined by the Manager to be of comparable quality. Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

     A Fund may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market as well as adverse publicity with respect to these securities, may have an adverse impact on market price and the Fund's ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of pricing the Fund's portfolio and calculating its net asset value.
The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities.

     In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing.


FOREIGN SECURITIES
     Each Fund may invest in securities of foreign companies. However, neither Fund will invest more than 5% of the value of its total assets, at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 (the "1934 Act") or American Depositary Receipts, on which there are no such limits).


     There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by a Fund. Payment of such interest equalization tax, if imposed, would reduce a Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Fund by United States corporations.

     Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in United States corporations. Foreign corporations are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to United States corporations. There may also be less supervision and regulation of foreign stock exchanges, brokers and listed corporations than exist in the United States. A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange as between the currencies of different nations and control regulations. Furthermore, there may be the possibility of expropriation or confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of either Fund held in foreign countries.

     Each Fund will, from time to time, conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). Investors should be aware that there are costs and risks associated with such currency transactions. Each Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. When the Manager believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar or against another currency, each Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's securities denominated in such foreign currency. It is impossible to predict precisely the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase or sell additional foreign currency on the spot market (and bear the expense of such purchase or sale) if the market value of the security is less than or greater than the amount of foreign currency the Fund is obligated to deliver.

     Each Fund may incur gains or losses from currency transactions. No type of foreign currency transaction will eliminate fluctuations in the prices of a Fund's foreign securities or will prevent loss if the prices of such securities should decline.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     Devon Fund may enter into futures contracts on stocks and stock indices, purchase and sell options on such futures, and enter into closing transactions with respect to those activities. The Fund currently intends to limit such investments to the extent that not more than 5% of its assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such contracts and transactions represent not more than 20% of the Fund's assets. A futures contract may be purchased and sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction.

     When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

     Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take, as the case may be, delivery of the securities or cash value of the index underlying the contractual obligations. At the time such transaction is effected, a final determination of variation margin is made and any loss experienced by the Fund must be paid to the contract market clearing house while any profit due to the Fund must be delivered to it.

     Positions taken in futures markets are not normally held to maturity, but instead liquidated through offsetting transactions which may result in a profit or a loss. While the Fund's futures contracts on securities will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. The clearing house associated with the market on which futures on the securities are traded guarantees that, if still open, the sale or purchase will be performed on settlement date.


     The Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities in the portfolio owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.


     With respect to options on futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

     The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

     Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

     If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, the Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.


     To the extent that interest rates move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.


     Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.



OPTIONS
     Devon Fund may write call options and purchase put options on a covered basis only and will not engage in option writing strategies for speculative purposes.


     A. COVERED CALL WRITING--The Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     With respect to both options on actual portfolio securities owned by the Fund and options on stock indices, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

     Devon Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     B. PURCHASING PUT OPTIONS--Devon Fund may invest up to 2% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option.

     The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     The Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

OPTIONS ON STOCK INDICES
     A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.


     Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.


     As with stock options, Devon Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.


     A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 Stock Index ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 Index ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.


     The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since the Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use by the Fund of options on stock indices will be subject to the Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on the Fund's ability to effectively hedge its securities. Devon Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     The Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Fund will maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of each Fund not to enter into when-issued commitments exceeding in the aggregate 5% of the market value of such Fund's total assets less liabilities other than the obligations created by these commitments.


PERFORMANCE INFORMATION

     From time to time, each Fund may state its Classes' total return and yield in advertisements and other types of literature. Any statements of total return or yield performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over the most recent one-, five- and ten-year or life- of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time. Each Fund may also advertise yield information for its Classes for various periods of time.


     The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
n
P(1+T)  = ERV

     Where:     P     =     a hypothetical initial purchase order of
                            $1,000 from which, in the case of only Class
                            A Shares, the maximum front-end sales charge is deducted;

                T     =     average annual total return;

                n     =     number of years;

              ERV     =     redeemable value of the hypothetical $1,000
                            purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C
                            Shares.

     In presenting performance information for Class A Shares, the Limited CDSC, applicable to only certain redemptions of those shares, will not be deducted from any computations of total return. See the Prospectus for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

     Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares, and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.


     Each Fund may also state total return performance of its Classes in the form of an average total return. This average annual return will be computed by taking the sum of annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. The performance of Class B Shares and Class C Shares may also be computed without taking into account any applicable CDSC. From time to time, each Fund may quote actual total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

     The performance of Class A Shares and the Institutional Class of Delaware Fund and Devon Fund, as shown below, is the average annual total return quotations through October 31, 1997. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 4.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for Delaware Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delaware Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made.


     Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance. On June 14, 1988, Delaware Fund's investment objective was changed from growth with income to a balance of capital appreciation, income and preservation of capital.


                                          AVERAGE ANNUAL TOTAL RETURN

                            DELAWARE FUND           DELAWARE FUND       DELAWARE FUND
                         CLASS A SHARES(1)(2)     CLASS A SHARES(1)     INSTITUTIONAL
                             (AT OFFER)              (AT NAV)              CLASS(3)
     1 year ended

     10/31/97                16.25%                 22.05%                22.29%

     3 years ended
     10/31/97                16.19%                 18.10%                18.31%

     5 years ended
     10/31/97                12.32%                 13.41%                13.61%

     10 years ended
     10/31/97                13.63%                 14.19%                14.28%

     15 years ended
     10/31/97                12.75%                 13.11%                13.18%

     Period 4/25/38(4)
     through 10/31/97        11.27%                 11.36%                11.37%



(1) Delaware Fund A Class began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.

(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% and the above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using 5.75%.


(3) Date of initial public offering of Institutional Class shares was November 9, 1992.

(4)     Date of initial public offering of Delaware Fund A Class.

                                             AVERAGE ANNUAL TOTAL RETURN(1)

                                 DEVON FUND         DEVON FUND            DEVON FUND
                               CLASS A SHARES     CLASS A SHARES        INSTITUTIONAL
                                (AT OFFER)(2)        (AT NAV)                CLASS
     1 year ended

     10/31/97                      25.83%              32.11%                32.57%

     3 years ended
     10/31/97                      23.98%              26.00%                26.39%

     Period 12/29/93(3)
     through 10/31/97              21.03%              22.58%                22.95%



(1) Certain expenses of this Fund have been waived and reimbursed by the Manager. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% and the above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using 5.75%.


(3)     Date of initial public offering of Devon Fund A Class.

     The performance of Delaware Fund B Class and Devon Fund B Class, as shown below, is the average annual total return quotation through October 31, 1997. The average annual total return for Class B Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at October 31, 1997. The average annual total return for Class B Shares excluding deferred sales charge assumes the shares were not redeemed at October 31, 1997 and therefore does not reflect the deduction of a CDSC.


                                         AVERAGE ANNUAL TOTAL RETURN

                                   DELAWARE FUND             DELAWARE FUND
                                   CLASS B SHARES           CLASS B SHARES
                                (INCLUDING DEFERRED       (EXCLUDING DEFERRED
                                   SALES CHARGE)             SALES CHARGE)
     1 year ended

     10/31/97                         17.09%                    21.09%

     3 years ended
     10/31/97                         16.43%                    17.17%

     Period 9/6/94(1)
     through 10/31/97                 15.15%                    15.85%

(1)     Date of initial public offering of Delaware Fund B Class.




                                     AVERAGE ANNUAL TOTAL RETURN(1)

                               DEVON FUND                      DEVON FUND
                             CLASS B SHARES                 CLASS B SHARES
                         (INCLUDING DEFERRED             (EXCLUDING DEFERRED
                             SALES CHARGE)                  SALES CHARGE)


     1 year ended
     10/31/97                 27.21%                           31.21%

     3 years ended
     10/31/97                 24.51%                           25.15%

     Period 9/6/94(2)
     through 10/31/97         23.01%                           23.61%

(1) Certain expenses of this Fund have been waived and reimbursed by the Manager. In the absence of such waiver and reimbursement, performance would have been affected negatively.
(2)     Date of initial public offering of Devon Fund B Class.

     The performance of Delaware Fund C Class and Devon Fund C Class, as shown below, is the average annual total return quotation through October 31, 1997. The average annual total return for Class C
Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at October 31, 1997. The average annual total return for Class C
Shares excluding deferred sales charge assumes the shares were not redeemed at October 31, 1997 and therefore does not reflect the deduction of a CDSC.

                                    AVERAGE ANNUAL TOTAL RETURN


                                DELAWARE FUND                DELAWARE FUND
                                CLASS C SHARES               CLASS C SHARES
                             (INCLUDING DEFERRED          (EXCLUDING DEFERRED
                                 SALES CHARGE)                SALES CHARGE)


     1 year ended
     10/31/97                     20.07%                        21.07%

     Period 11/29/95(1)
     through 10/31/97             17.22%                        17.22%

(1)     Date of initial public offering of Delaware Fund C Class.

                              AVERAGE ANNUAL TOTAL RETURN(1)


                            DEVON FUND                    DEVON FUND
                          CLASS C SHARES                CLASS C SHARES
                       (INCLUDING DEFERRED           (EXCLUDING DEFERRED
                          SALES CHARGE)                  SALES CHARGE)


     1 year ended
     10/31/97                30.24%                       31.24%

     Period 11/29/95(2)
     through 10/31/97        26.05%                       26.05%

(1) Certain expenses of this Fund have been waived and reimbursed by the Manager. In the absence of such waiver and reimbursement, performance would have been affected negatively.
(2) Date of initial public offering of Devon Fund C Class. Statistical and performance information and various indices compiled and maintained by organizations such as those listed below may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable activity and performance of the Funds and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales in each Fund. Any indices used are not managed for any investment goal and a direct investment in an index is not possible.


CDA Technologies, Inc., Lipper Analytical Services, Inc. and
Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With their permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

Compustat Industrial Databases, a service of Standard & Poor's, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

Russell Indexes is an investment analysis service that provides both current and historical stock performance information, focusing on the business fundamentals of those firms issuing the security.

Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.


     From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information, in advertising and other types of literature and may compare that information to, or may separately illustrate similar information reported by, the S&P 500, the Dow Jones Industrial Average and other unmanaged indices. The S&P 500, which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic stocks.

     The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The total return performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees.
     Total return performance for each Class of the Funds will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will reflect the maximum sales charge, if any, paid for the illustrated investment amount, but will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in either Fund in the future.


     Comparative information on the Consumer Price Index and the CDA Balanced Fund Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment. The CDA Balanced Fund Index was developed and is maintained by CDA Technologies, Inc. The Index is comprised of 64 separately-managed, balanced mutual funds. It reflects the reinvestment of any dividend and capital gains distributions paid during a specified period.


     The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class through October 31, 1997. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance of each Class, as shown below, does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchase of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. On June 14, 1988, Delaware Fund's investment objective was changed from growth with income to a balance of capital appreciation, income and preservation of capital.
The net asset values of each Fund fluctuate so shares, when redeemed, may be worth more or less than the original investment and each Fund's results should not be considered as representative of future performance. Comparative information on the Dow Jones Industrial Average and the S&P 500 is also included.




                                                        CUMULATIVE TOTAL RETURN

                                DELAWARE FUND           DELAWARE FUND
                              CLASS A SHARES(1)         INSTITUTIONAL             DOW JONES             STANDARD &
                                (AT OFFER)                 CLASS(2)              INDUSTRIAL(3)         POOR'S 500(3)
     3 months ended

     10/31/97                    (5.57%)                  (0.79%)                 (9.09%)                (3.75%)

     6 months ended
     10/31/97                     8.32%(4)                13.85%                   7.12%                 15.16%

     9 months ended
     10/31/97                     8.88%                   14.43%                  10.74%                 17.94%

     1 year ended
     10/31/97                    16.25%                   22.29%                  25.78%                 32.10%

     3 years ended
     10/31/97                    56.86%                   65.61%                 103.96%                107.20%

     5 years ended
     10/31/97                    78.74%                   89.26%                 161.41%                147.27%

     10 years ended
     10/31/97                   258.88%                  280.07%                   N/A                  386.61%

     15 years ended
     10/31/97                   504.63%                  540.27%                   N/A                1,019.86%

     Period 4/25/38(5)
     through 10/31/97        57,421.98%               60,785.58%                   N/A                   N/A




(1) Delaware Fund A Class began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments. Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% and the above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using 5.75%.

(2) Date of initial public offering of Delaware Fund Institutional Class was November 9, 1992. Pursuant to applicable regulation, total return shown for Delaware Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delaware Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made.

(3)     Source--Lipper Analytical Services, Inc.


(4) For the six months ended October 31, 1997, cumulative total return for Delaware Fund A Class at net asset value was 13.72%.

(5)     Date of initial public offering of Delaware Fund A Class.




                                                       CUMULATIVE TOTAL RETURN

                                       DELAWARE FUND         DELAWARE FUND
                                       CLASS B SHARES        CLASS B SHARES
                                        (INCLUDING             (EXCLUDING
                                         DEFERRED               DEFERRED                DOW JONES            STANDARD &
                                       SALES CHARGE)          SALES CHARGE)            INDUSTRIAL(1)        POOR'S 500(1)
     3 months ended

     10/31/97                           (4.98%)                (1.04%)                 (9.09%)                 (3.75%)

     6 months ended
     10/31/97                            9.24%                 13.24%                   7.12%                  15.16%

     9 months ended
     10/31/97                            9.59%                 13.59%                  10.74%                  17.94%

     1 year ended
     10/31/97                           17.09%                 21.09%                  25.78%                  32.10%

     3 years ended
     10/31/97                           57.85%                 60.85%                 103.96%                 107.20%

     Period 9/6/94(2)
     through 10/31/97                   56.01%                 59.01%                 104.63%                 106.67%




(1)     Source--Lipper Analytical Services, Inc.


(2)     Date of initial public offering of Delaware Fund B Class.



                                                       CUMULATIVE TOTAL RETURN

                                       DELAWARE FUND        DELAWARE FUND
                                       CLASS C SHARES       CLASS C SHARES
                                        (INCLUDING            (EXCLUDING
                                         DEFERRED               DEFERRED                DOW JONES             STANDARD &
                                       SALES CHARGE)          SALES CHARGE)           INDUSTRIAL(1)          POOR'S 500(1)
     3 months ended

       10/31/97                           (2.03%)                 (1.04%)                 (9.09%)                 (3.75%)

     6 months ended
     10/31/97                             12.30%                  13.30%                   7.12%                  15.16%

     9 months ended
     10/31/97                             12.60%                  13.60%                  10.74%                  17.94%

     1 year ended
     10/31/97                             20.07%                  21.07%                  25.78%                  32.10%

     Period 11/29/95(2)
     through 10/31/97                     35.76%                  35.76%                  52.64%                  57.02%



(1)     Source--Lipper Analytical Services, Inc.


(2)     Date of initial public offering of Delaware Fund C Class.


                                                         CUMULATIVE TOTAL RETURN

                                         DEVON FUND            DEVON FUND
                                    CLASS A SHARES(1)(2)      INSTITUTIONAL              DOW JONES             STANDARD &
                                        (AT OFFER)               CLASS(1)              INDUSTRIAL(3)          POOR'S 500(3)
     3 months ended

     10/31/97                           (6.14%)                 (1.30%)                 (9.09%)                   (3.75%)

     6 months ended
     10/31/97                           12.49%(4)               18.33%                   7.12%                    15.16%

     9 months ended
     10/31/97                           13.93%                  19.95%                  10.74%                    17.94%

     1 year ended
     10/31/97                           25.83%                  32.57%                  25.78%                    32.10%

     3 years ended
     10/31/97                           90.56%                 101.89%                 103.96%                   107.20%

     Period 12/29/93(5)
     through 10/31/97                  108.16%                 121.17%                 117.27%                   114.66%



(1) Certain expenses of this Fund have been waived and reimbursed by the Manager. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% and the above performance numbers are calculated using 4.75% as the applicable sales charge and are more favorable than they would have been had they been calculated using 5.75%.

(3)     Source--Lipper Analytical Services, Inc.


(4) For the six months ended October 31, 1997, cumulative total return for Devon Fund A Class at net asset value was 18.11%.

(5)     Date of initial public offering of Devon Fund A Class.


                                                         CUMULATIVE TOTAL RETURN

                                         DEVON FUND              DEVON FUND
                                      CLASS B SHARES           CLASS B SHARES
                                        (INCLUDING               (EXCLUDING
                                          DEFERRED                 DEFERRED              DOW JONES             STANDARD &
                                      SALES CHARGE)(1)         SALES CHARGE)(1)        INDUSTRIAL(2)          POOR'S 500(2)

     3 months ended

     10/31/97                              (5.51%)                  (1.58%)                (9.09%)                  (3.75%)

     6 months ended
     10/31/97                              13.69%                   17.69%                  7.12%                   15.16%

     9 months ended
     10/31/97                              14.99%                   18.99%                 10.74%                   17.94%

     1 year ended
     10/31/97                              27.21%                   31.21%                 25.78%                   32.10%

     3 years ended
     10/31/97                              93.03%                   96.03%                103.96%                  107.20%

     Period 9/6/94(3)
     through 10/31/97                      92.14%                   95.14%                104.63%                  106.67%




(1) Certain expenses of this Fund have been waived and reimbursed by the Manager. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2)     Source--Lipper Analytical Services, Inc.


(3)     Date of initial public offering of Devon Fund B Class.


                                                         CUMULATIVE TOTAL RETURN

                                         DEVON FUND              DEVON FUND
                                      CLASS C SHARES           CLASS C SHARES
                                        (INCLUDING              (EXCLUDING
                                          DEFERRED               DEFERRED                DOW JONES             STANDARD &
                                      SALES CHARGE)(1)         SALES CHARGE)(1)        INDUSTRIAL(2)          POOR'S 500(2)
     3 months ended

     10/31/97                           (2.56%)                   (1.58%)                (9.09%)                  (3.75%)

     6 months ended
     10/31/97                           16.78%                    17.78%                  7.12%                   15.16%

     9 months ended
     10/31/97                           18.08%                    19.08%                 10.74%                   17.94%

     1 year ende
     10/31/97                           30.24%                    31.24%                 25.78%                   32.10%

     Period 11/29/95(3)
     through 10/31/97                   56.10%                    56.10%                 52.64%                   57.02%




(1) Certain expenses of this Fund have been waived and reimbursed by the Manager. In the absence of such waiver and reimbursement, performance would have been affected negatively.

(2)     Source--Lipper Analytical Services, Inc.


(3)     Date of initial public offering of Devon Fund C Class.


     For additional performance information, see Appendix C -
Performance Overview.



     Because every investor's goals and risk threshold are different, the Distributor, as distributor for each Fund and the other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts a Fund's, and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

DOLLAR-COST AVERAGING

     For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.


     Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Group offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.


     The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                       Number
             Investment  Price Per   of Shares
               Amount    Share       Purchased

    Month 1     $100     $10.00         10
    Month 2     $100     $12.50          8
    Month 3     $100      $5.00         20
    Month 4     $100     $10.00         10
               -----     ------       ----
                $400     $37.50         48

     Total Amount Invested:  $400
     Total Number of Shares Purchased:  48
     Average Price Per Share:  $9.38 ($37.50/4)
     Average Cost Per Share:  $8.33 ($400/48 shares)


     This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Group of Funds.


TRADING PRACTICES AND BROKERAGE


      Brokers or dealers are selected to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of Equity Funds I, Inc.'s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     During the fiscal years ended October 31, 1995 , 1996 and 1997, the aggregate dollar amounts of brokerage commissions paid by Delaware Fund were $918,750 , $651,024 and $718,048, respectively. For the fiscal years ended October 31, 1995, 1996 and 1997, the aggregate dollar amounts of brokerage commissions paid by Devon Fund were $29,982, $36,082 and $157,621, respectively.


     The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.


     During the fiscal year ended October 31, 1997, portfolio transactions of Delaware Fund in the amount of $315,120,559, resulting in brokerage commissions of $396,274, were directed to brokers for brokerage and research services provided. During the same period, portfolio transactions of Devon Fund in the amount of $56,820,421, resulting in brokerage commissions of $82,435, were directed to brokers for brokerage and research services provided.

     As provided in the 1934 Act and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.


     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds I, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Group of funds such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.


PORTFOLIO TURNOVER
     Management frequently transfers investments between securities, or types of securities, in carrying out its investment policy. As a result, a Fund may, at times, buy and sell more investment securities and thereby incur greater brokerage commissions than funds which do not frequently transfer investments. The rate of portfolio turnover is not a limiting factor when management deems it desirable to purchase or sell securities.

     The degree of portfolio activity may affect taxes payable by a Fund's shareholders to the extent of any net realized capital gains. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares.


     The portfolio turnover of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

     During the past two fiscal years, Delaware Fund's portfolio turnover rates were approximately 92% for 1996 and 81% for 1997.
During the past two fiscal years, Devon Fund's portfolio turnover rates were approximately 80% for 1996 and 64% for 1997.



     Should it become necessary to sell investments for monies with which to redeem shares, the Board of Directors, in its discretion, may deduct from the net asset value the brokerage commissions and other costs incurred to determine the redemption price. However, Equity Funds I, Inc. has never redeemed or repurchased shares other than at net asset value.

PURCHASING SHARES


     The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each
Fund. See the Prospectuses for information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Equity Funds I, Inc. or the Distributor.

     The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.


     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds I, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.


     Selling dealers are responsible for transmitting orders promptly. Equity Funds I, Inc. reserves the right to reject any order for the purchase of its shares of either Fund if in the opinion of management such rejection is in such Fund's best interest.

     The NASD has adopted amendments to its Conduct Rules , as amended, relating to investment company sales charges. Equity Funds I, Inc. and the Distributor intend to operate in compliance with these rules.


     Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares are also subject to annual 12b-1 Plan expenses.



     Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase;
(ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus.


     Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.


     Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Plans Under Rule 12b-1 for the
Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

     Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.

     Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent").
The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds I, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact a Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.



ALTERNATIVE PURCHASE ARRANGEMENTS

     The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.


CLASS A SHARES - DELAWARE FUND AND DEVON FUND
     Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying table, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

                          DELAWARE FUND
                            DEVON FUND
                         CLASS A SHARES

                                                            DEALER'S
                    FRONT-END SALES CHARGE AS % OF         COMMISSION***

                              OFFERING      AMOUNT         AS % OF
AMOUNT OF PURCHASE              PRICE      INVESTED**   OFFERING PRICE

                                       Delaware   Devon
                                         Fund     Fund
Less than $100,000              4.75%    4.97%    4.98%      4.00%
$100,000 but under $250,000     3.75     3.88     3.92       3.00
$250,000 but under $500,000     2.50     2.57     2.58       2.00
$500,000 but under $1,000,000*  2.00     2.05     2.02       1.60

*     There is no front-end sales charge on purchases of $1,000,000 or more of Class A Shares but, under certain limited circumstances, a 1% contingent deferred sales charge may apply upon redemption of such shares. The contingent deferred sales charge ("Limited CDSC") that may be applicable arises only in the case of certain shares that were purchased at net asset value and triggered the payment of a dealer's commission.


 **     Based on the net asset value per share of Class A Shares as of the end of Equity Funds I, Inc.'s most recent fiscal year.

***     Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.


A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.


From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charges shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.




     Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

DEALER'S COMMISSION
     For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedule:

                                       DEALER'S COMMISSION
                                        (AS A PERCENTAGE OF
     AMOUNT OF PURCHASE                  AMOUNT PURCHASED)

     Up to $2 million                          1.00%
     Next $1 million up to $3 million          0.75
     Next $2 million up to $5 million          0.50
     Amount over $5 million                    0.25

     In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectus) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares

     Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge--Class B and Class C Shares under Redemption and Exchange in the Prospectus for the Fund Classes for a list of the instances in which the CDSC is waived.


     The following table sets forth the rates of the CDSC for Class B Shares of each Fund:

                                                CONTINGENT DEFERRED
                                                SALES CHARGE (AS A
                                                  PERCENTAGE OF
                                                   DOLLAR AMOUNT
     YEAR AFTER PURCHASE MADE                    SUBJECT TO CHARGE)

              0-2                                        4%
              3-4                                        3%
                5                                        2%
                6                                        1%
                7 and thereafter                        None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus for the Fund Classes.

PLANS UNDER RULE 12B-1 FOR THE FUND CLASSES

     Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds I, Inc. has adopted a separate plan for each of Class A Shares, Class B
Shares and Class C Shares of each Fund (the "Plans"). Each Plan permits a Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of Institutional Classes. Shareholders of Institutional Classes may not vote on matters affecting the Plans.

     The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     In addition, each Fund may make payments out of the assets of Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

     The maximum aggregate fee payable by a Fund under the Plans, and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Equity Funds I, Inc.'s Board of Directors may reduce these amounts at any time.

     Effective June 1, 1992, Equity Funds I, Inc.'s Board of Directors has determined that the annual fee, payable on a monthly basis, for Delaware Fund A Class under its Plan will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by shares of Delaware Fund A Class that were acquired by shareholders on or after June 1, 1992; and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by shares of Delaware Fund A Class that were acquired before June 1, 1992. While this is the method for calculating the 12b-1 fees to be paid by Delaware Fund A Class, the fee is a Class expense so that all shareholders of that Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same per share rate. As Delaware Fund A Class shares are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Delaware Fund A Class shares purchased on or after June 1, 1992 to Delaware Fund A Class shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan will also increase (but will not exceed 0.30% of average daily net assets). While this describes the current formula for calculating the fees which will be payable under the Plan, the Plan permits the Fund to pay a full 0.30% on all Delaware Fund A Class assets at any time.

     On September 23, 1993, Equity Funds I, Inc.'s Board of Directors set the fee for Devon Fund A Class at 0.30% of average daily net assets.

     All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.


     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

     The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Directors of Equity Funds I, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Equity Funds I, Inc. and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.


     Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those directors who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Equity Funds I, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Equity Funds I, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.

     For the fiscal year ended October 31, 1997, payments from Class
A Shares , Class B Shares and Class C Shares of Delaware Fund amounted to $1,060,423, $109,230 and $51,331, respectively. Such amounts were used for the following purposes:


                              Delaware Fund  Delaware Fund Delaware Fund
                                 A Class       B Class       C Class


Advertising                        -----        -----        -----
Annual/Semi-Annual Reports       $23,564        -----        -----
Broker Trails                   $698,698      $25,011       $6,259
Broker Sales Charges               -----      $45,084      $38,395
Dealer Service Expenses          $29,725        -----        -----
Interest on Broker Sales Charges   -----      $31,672       $1,803
Commissions to Wholesalers       $40,080       $5,263       $3,752
Promotional-Broker Meetings      $42,828       $1,286         $572
Promotional-Other                $68,298        -----        -----
Prospectus Printing              $33,469        -----        -----
Telephone                         $9,267        -----         $101
Wholesaler Expenses             $114,494         $914         $449
Other                              -----        -----        -----

     For the fiscal year ended October 31, 1997, payments from Class
A Shares , Class B Shares and Class C Shares of Devon Fund amounted to $89,397, $132,098 and $29,446, respectively. Such amounts were used for the following purposes:


                                Devon Fund    Devon Fund    Devon Fund
                                  A Class      B Class       C Class


Advertising                         $984        -----        -----
Annual/Semi-Annual Reports        $2,884        -----        -----
Broker Trails                    $70,430      $30,153       $3,189
Broker Sales Charges               -----      $55,494      $23,758
Dealer Service Expenses            -----        -----        -----
Interest on Broker Sales Charges   -----      $36,975       $1,041
Commissions to Wholesalers        $2,162       $7,898       $1,361
Promotional-Broker Meetings         $738       $1,570          $97
Promotional-Other                $11,477        -----        -----
Prospectus Printing                 $722        -----        -----
Telephone                          -----          $8         -----
Wholesaler Expenses                -----       -----         -----
Other                              -----       -----         -----

     Equity Funds I, Inc. intends to amend the Plans, if necessary, to comply with any new rules or regulations the SEC may adopt with respect to Rule 12b-1.


OTHER PAYMENTS TO DEALERS - CLASS A SHARES, CLASS B SHARES AND CLASS C
SHARES

     From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

     Payment to dealers made in connection with seminars, conferences or contests relating to the promotion of Fund shares may be in an amount up to 100% of the expenses incurred or awards made. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.

SPECIAL PURCHASE FEATURES - CLASS A SHARES

BUYING CLASS A SHARES AT NET ASSET VALUE
     Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.


     Current and former officers, directors and employees of Equity Funds I, Inc., any other fund in the Delaware Group, the Manager, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and any such class of shares of any of the funds in the Delaware Group, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Equity Funds I, Inc. may reasonably require to establish eligibility for purchase at net asset value.

     Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the institutional class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and any stable value product available through the Delaware Group, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.


     Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.


     Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the Funds in the Delaware Group at net asset value.

     Equity Funds I, Inc. must be notified in advance that the trade qualifies for purchase at net asset value.


LETTER OF INTENTION

     The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds I, Inc. which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.


     Employers offering a Delaware Group retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Group funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Group funds which offer corresponding classes of shares may also be aggregated for this purpose.

COMBINED PURCHASES PRIVILEGE

     In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Group fund holdings.


     The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

RIGHT OF ACCUMULATION
     In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-MONTH REINVESTMENT PRIVILEGE

     Holders of Class A Shares of a Fund (and of Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Group offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.


     Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectus) in connection with the features described above.

GROUP INVESTMENT PLANS

     Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table on page 00, based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Group investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

INSTITUTIONAL CLASSES
     The Institutional Class of each Fund is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
(b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

     Shares of Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.



INVESTMENT PLANS

REINVESTMENT PLAN/OPEN ACCOUNT

     Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of Institutional Classes are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of any distributions from realized securities profits will be mailed to shareholders in the first quarter of the fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

REINVESTMENT OF DIVIDENDS IN OTHER DELAWARE GROUP FUNDS
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.
See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectus for the Fund Classes.

     Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.



INVESTING BY ELECTRONIC FUND TRANSFER

     Direct Deposit Purchase Plan--Investors may arrange for either Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

     Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


*     *     *

     Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

DIRECT DEPOSIT PURCHASES BY MAIL
     Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. Either Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds I, Inc. for proper instructions.

WEALTH BUILDER OPTION
     Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectus for the Fund Classes.

     Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.


     Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate.
Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

Delaware Group Asset Planner
     To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Delaware Group Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

     The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus. Also see Buying Class A Shares at Net Asset Value under Classes of Shares. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares
within the same class may be used within the same Strategy.   However,
Class A Shares of a Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds.

     An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

     Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.


RETIREMENT PLANS FOR THE FUND CLASSES

     An investment in either Fund may be suitable for tax -deferred retirement plans. Delaware Group offers a full spectrum of qualified and non-qualified retirement plans , including the 401(k) deferred compensation plan, Individual Retirement Account ("IRA"), and the new Roth IRA. See Appendix B for additional information on IRAs.

     The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange in the
Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C
Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment limitations generally applicable to other investors do not apply to retirement plans, other than Individual Retirement Accounts for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

     Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Classes. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.


     It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.


     Taxable distributions from the retirement plans may be subject to withholding.

     Please contact your investment dealer or the Distributor for the special application forms required for the plans .





PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLANS

     Prototype Plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.


INDIVIDUAL RETIREMENT ACCOUNT ("IRA")
     A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or, for years prior to 1997, elects to be treated as having no compensation for the year. Investments in each of the Fund Classes are permissible.

     An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayers adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

     Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

     A company or association may establish a Group IRA for employees or members who want to purchase shares of a Fund. Purchases of $1 million or more of Class A Shares qualify for purchase at net asset value but may, under certain circumstances, be subject to a Limited CDSC. See Purchasing Shares for information on reduced front-end sales charges applicable to Class A Shares.

     Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. See Alternative Purchase Arrangements - Class B Shares and Class C Shares under Classes of Shares, Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares, and Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Fund Classes' Prospectuses concerning the applicability of a CDSC upon redemption.

     Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks.


     See Appendix B for additional IRA information.


SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")
     A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Fund Classes is available for investment by a SEP/IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")

     Although new SAR/SEP plans may not be established after December 31, 1996 , existing plans may be maintained by employers having 25 or fewer employees . An employer may elect to make additional contributions to such existing plans.


PROTOTYPE 401(K) DEFINED CONTRIBUTION PLAN

     Section 401(k) of the Internal Revenue Code (the "Code") permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Group. Purchases under the plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table on page 00.


DEFERRED COMPENSATION PLAN FOR PUBLIC SCHOOLS AND NON-PROFIT ORGANIZATIONS ("403(B)(7)")
     Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase any of the Fund Classes in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the table on page 00.

DEFERRED COMPENSATION PLAN FOR STATE AND LOCAL GOVERNMENT EMPLOYEES
("457")
     Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of any of the Fund Classes. Although investors may use their own plan, there is available a Delaware Group 457 Deferred Compensation Plan.
Interested investors should contact the Distributor or their investment dealers to obtain further information. Applicable front-end sales charges for such purchases of Class A Shares are set forth in the table on page 00.


SIMPLE IRA
     A SIMPLE IRA combines many of the features of an Individual Retirement Account (IRA) and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)
     A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.




DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent. Orders for purchases of Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund in which shares are being purchased or its agent. Selling dealers have the responsibility of transmitting orders promptly.


     The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.


     An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Fund's financial statements which are incorporated by reference into this Part B.


     Each Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities listed or traded on a national securities exchange, except for bonds, are valued at the last sale price on the exchange upon which such securities are primarily traded. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollars values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Directors. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If no quotations are available, all other securities and assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

     Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under Equity Funds I, Inc.'s 12b-1 Plans and Class A Shares, Class B Shares and
Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.


REDEMPTION AND REPURCHASE

     Any shareholder may require a Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund, at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.


     In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund or its agent, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.


     Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

     Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.


     Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already been settled. A Fund will honor the redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

     If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.


     In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.


     Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds I, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

     The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

EXPEDITED TELEPHONE REDEMPTIONS
     Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

     In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the relevant Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

     1. PAYMENT BY WIRE: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

     2. PAYMENT BY CHECK: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

     REDEMPTION REQUIREMENTS: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

     To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

     If expedited payment under these procedures could adversely affect a Fund, such Fund may take up to seven days to pay the shareholder.

     Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

SYSTEMATIC WITHDRAWAL PLANS

     Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.


     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.


     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Group funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectus for the Fund Classes. Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.


     An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.


     The Systematic Withdrawal Plan is not available for Institutional
Classes.




DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

     Each Fund will normally make payments from net investment income on a quarterly basis. Any payments from net realized securities profits will be made during the first quarter of the next fiscal year.

     Each Class of shares of each Fund will share proportionately in the investment income and expenses of that Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

     Dividends are automatically reinvested in additional shares at the net asset value of the ex-dividend date unless, in the case of shareholders in the Fund Classes, an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. Each Fund may deduct from a shareholder's account the costs of that Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or such Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.


TAXES


     It is the policy of each Fund to pay out substantially all net investment income and net realized gains to relieve it of federal income tax liability on that portion of its income paid to shareholders under the Code. Each Fund has met these requirements in previous years and intends to meet them this year. Each Fund is treated as a separate tax entity, and any capital gains and losses for each Fund are calculated separately.

     Distributions representing net investment income or short-term capital gains are taxable as ordinary income to shareholders. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. A portion of these distributions may be eligible for the dividends-received deduction for corporations. For the fiscal year ended October 31, 1997, 27% and 32% of dividends paid from net investment income of Delaware Fund and Devon Fund, respectively, were eligible for this deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice to that Fund's shareholders, and cannot exceed the gross amount of dividends received by such Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of that Fund if such Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.


     Shareholders will be notified annually by each Fund as to the federal income tax status of dividends and distributions.

     Distributions may also be subject to state and local taxes;
shareholders are advised to consult with their tax advisers in this regard.

     Prior to purchasing shares, you should carefully consider the impact of dividends or realized securities profits distributions which have been declared but not paid. Any such dividends or realized securities profits paid shortly after a purchase of shares by an investor will have the effect of reducing the per share net asset value of such shares by the amount of the dividends or realized securities profits distributions. All or a portion of such dividends or realized securities profits distributions, although in effect a return of capital, are subject to taxes which may be at ordinary income tax rates. The purchase of shares just prior to the ex-dividend date has an adverse effect for income tax purposes.


     Net long-term gain from the sale of securities when realized and distributed (actually or constructively) is taxable as capital gain, and these gains are currently taxed at long-term capital gain rates. If the net asset value of shares were reduced below a shareholder's cost by distribution of gain realized on sale of securities, such distribution would be a return of investment though taxable as stated above. The portfolio securities of Delaware Fund and Devon Fund had a net unrealized appreciation for tax purposes of $103,624,812 and $9,360,778, respectively, as of October 31, 1997.

     In order to qualify as a regulated investment company for federal income tax purposes, the Funds must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of a Fund's total assets, and, with respect to 50% of a Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of a Fund's total assets;

     (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

     (iii) A Fund must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years, and

     (iv) A Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by a Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying a Fund as a regulated investment company.

     The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to a Fund) to you by December 31 of each year in order to avoid federal excise taxes. Each Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

     The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

     The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

     Investment in Foreign Currencies and Foreign Securities--The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

     If a Fund's Section 988 losses exceed a Fund's other net investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions of federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

     The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Fund will be required to record a fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

     The Funds may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by a Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.
     Investment in Passive Foreign Investment Company securities--The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, that Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

     A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market a Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. A Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at that Fund's level under the PFIC rules would generally be eliminated.

     The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

     You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

     Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.



INVESTMENT MANAGEMENT AGREEMENTS

     The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds I, Inc.'s Board of Directors.


     The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On October 31, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $38 billion in assets in the various institutional or separately managed (approximately $22,496,609,000) and investment company (approximately
  $16,012,252,000) accounts.


     Each Fund's Investment Management Agreement is dated April 3, 1995 and was approved by shareholders on March 29, 1995. Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the directors of Equity Funds I, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of Equity Funds I, Inc. or by the Manager. Each Agreement will terminate automatically in the event of its assignment.


     The annual compensation paid by each Fund for investment management services is equal to: for Delaware Fund, 0.60% on the first $100 million of average daily net assets of the Fund, 0.525% on the next $150 million, 0.50% on the next $250 million and 0.475% on the average daily net assets in excess of $500 million, less the Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Delaware Fund; and, for Devon Fund, 0.60% on the first $500 million of average daily net assets and 0.50% on the average daily net assets in excess of $500 million. On October 31, 1997, the total net assets of Delaware Fund were $732,373,204 and the total net assets of Devon Fund were $89,643,786. Under the general supervision of the Board of Directors, the Manager makes all investment decisions which are implemented by each Fund. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and Equity Funds I, Inc. The investment management fees paid by Delaware Fund for the fiscal years ended October 31, 1995, 1996 and 1997 were $2,953,762, $3,164,486 and $3,492,255, respectively.
Investment management fees incurred by Devon Fund for the fiscal years ended October 31, 1995, 1996 and 1997 were $57,382, $103,041 and
$310,229, respectively. However, no fees were paid by Devon Fund during these years as a result of the waiver described below.

     Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include the Funds' proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. The ratios of expenses to average daily net assets for the fiscal year ended October 31, 1997 for each Class of each Fund were as follows:


              Class A Shares    Class B Shares    Class C Shares    Institutional Class
DELAWARE FUND     0.97%           1.78%               1.78%                0.78%
DEVON FUND        1.25%           1.95%               1.95%                0.95%


     The ratios for Class A Shares, Class B Shares and Class C Shares of each Fund reflect the impact of their respective 12b-1 Plans. The ratios for each Class of Devon Fund reflects the waiver of fees noted below.

     Beginning January 1, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Devon Fund and to pay the Fund to the extent necessary to ensure that the Total Operating Expenses of this Fund do not exceed 1.00% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses). This waiver and expense limitation will extend through June 30, 1998. From commencement of the Fund's operations through December 31, 1997, the Manager voluntarily waived that portion, if any, of the annual management fees payable by the Fund and paid the Fund's expenses to the extent necessary to ensure that Total Operating Expenses of the Fund (excluding 12b-1 expenses) did not exceed 0.95%.

DISTRIBUTION AND SERVICE
     The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under separate Distribution Agreements dated April 3, 1995, as amended on November 29, 1995. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of Class
A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of each Fund's shares. On that date, Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.


     The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as each Funds' shareholder servicing, dividend disbursing and transfer agent of Delaware Fund shares pursuant to a Shareholders Services Agreement dated June 29, 1988 and of Devon Fund shares pursuant to a Shareholders Services Agreement dated December 29, 1993. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.


OFFICERS AND DIRECTORS

     The business and affairs of Equity Funds I, Inc. are managed under the direction of its Board of Directors.


     Certain officers and directors of Equity Funds I, Inc. hold identical positions in each of the other funds in the Delaware Group. As of November 30, 1997, Equity Funds I, Inc.'s officers and directors owned less than 1% of the outstanding shares of Delaware Fund A Class, Delaware Fund B Class, Delaware Fund C Class and Delaware Fund Institutional Class. As of the same date, the Fund's officers and directors held less than 1% of the outstanding shares of Devon Fund A Class, Devon Fund B Class, Devon Fund C Class and Devon Fund Institutional Class.

     As of November 30, 1997, management believes the following accounts held 5% or more of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and the Institutional Class of each Fund:



Class                     Name and Address of Account                   Share Amount         Percentage

Delaware Fund B Class     Merrill Lynch, Pierce, Fenner & Smith, Inc.
                          For the Sole Benefit of its Customers
                          Attention: Fund Administration
                          4800 Deer Lake Drive East, 3rd Floor
                          Jacksonville, FL  32246                          40,633(1)             5.48%

Delaware Fund C Class     Merrill Lynch, Pierce, Fenner & Smith, Inc.
                          For the Sole Benefit of its Customers
                          Attention:  Fund Administration
                          4800 Deer Lake Drive East, 3rd Floor
                          Jacksonville, FL  32246                          33,508(1)             8.96%

                          Donaldson Lufkin Jenrette
                          Securities Corporation, Inc.
                          P.O. Box 2052
                          Jersey City, NJ  07303                           20,076(1)             5.37%




(1) Equity Funds I, Inc. believes that these shares are held of record for the benefit of others.



Class                     Name and Address of Account                   Share Amount         Percentage

Delaware Fund             Price Waterhouse LLP Savings Plan
Institutional Class       1410 North Westshore Boulevard
                          P.O. Box 30004
                          Tampa, FL  33630                              3,956,067               59.04%

                          Federated Life Insurance Company
                          Separate Sub-Account A
                          Attention:  Tom Koch
                          P.O Box 328
                          Owatonna, MN  55060                             663,395                9.90%

                         South Trust Bank of Alabama
                         Trust Thompson Tractor
                         Attention:  Angela McNac
                         P.O. Box 830804
                         Birmingham, AL  35283                            609,967                9.10%

                         Meg & Co.
                         c/o US National Bank Trust Dept.
                         P.O. Box 520
                         Johnstown, PA  15907                             405,966                6.06%

Devon Fund B Class       Merrill Lynch, Inc.
                         Mutual Fund Operations
                         Attention:  Book Entry
                         4800 Deer Lake Drive East, 3rd Floor
                         Jacksonville, FL  32246                          193,443(1)            11.36%




(1) Equity Funds I, Inc. believes that these shares are held of record for the benefit of others.



Class                     Name and Address of Account                   Share Amount         Percentage

Devon Fund C Class        Donaldson Lufkin Jenrette
                          Securities Corporation, Inc.
                          P.O. Box 2052
                          Jersey City, NJ  07303                           50,322(1)            14.26%

                          Merrill Lynch, Pierce, Fenner & Smith, Inc.
                          For the Sole Benefit of its Customers
                          Attention:  Fund Administration
                          4800 Deer Lake Drive East, 3rd Floor
                          Jacksonville, FL  32246                          45,715(1)            12.95%

Devon Fund                Delaware Management Company
Institutional Class       Employee Profit Sharing Trust
                          c/o Rick Seidel
                          1818 Market Street
                          Philadelphia, PA  19103                         194,675(2)            59.11%

                          WCSEL PC Pension Plan
                          2200 Clarendon Boulevard
                          13th Floor
                          Arlington, VA  22201                             55,997(1)            17.00%

                          ISTCO
                          One South Church Road
                          P.O. Box 523
                          Belleville, IL 62222                             46,964               14.26%



(1) Equity Funds I, Inc. believes that these shares are held of record for the benefit of others.

(2) Shares held of record by Delaware Management Company Employee Profit Sharing Trust are held for the benefit of others.


     DMH Corp., Delvoy, Inc., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, new Investment Management Agreements between Global Funds, Inc. and the Manager on behalf of each Fund were executed following shareholder approval. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

     Directors and principal officers of Equity Funds I, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*WAYNE A. STORK (60)
Chairman and Director of Equity Funds I, Inc., 32 other investment companies in the Delaware Group and Delaware Capital Management, Inc.

Chairman, President, Chief Executive Officer, Director and/or
Trustee of DMH Corp., Delaware Distributors, Inc. and Founders
Holdings, Inc.

Chairman, President, Chief Executive Officer, Chief Investment

Officer and Director of Delaware Management Company, Inc.

Chairman, Chief Executive Officer and Director of Delaware
International Advisers Ltd. and Delaware International
Holdings Ltd.

President and Chief Executive Officer of Delvoy, Inc.

Chairman of Delaware Distributors, L.P. and Delaware Management
Holdings, Inc.

Director of Delaware Service Company, Inc. and Delaware Investment & Retirement Services, Inc.

During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.


______________________
*Director affiliated with the Funds' investment manager and considered an "interested person" as defined in the
  1940 Act.


* Jeffrey J. Nick (44)

President, Chief Executive Officer and Director and/or Trustee of
Equity Funds I, Inc.and 32 other investment companies in the Delaware Group.

President, Chief Executive Officer and Director of Lincoln National Investment Companies, Inc. and Delaware Management Holdings, Inc.

President of Lincoln Funds Corporation.

From 1992 to 1996, Mr. Nick was Managing Director of Lincoln
National UK plc and from 1989 to 1992, he was Senior Vice
President responsible for corporate planning and development for Lincoln National Corporation.

RICHARD G. UNRUH, JR.  (58)

Executive Vice President of Equity Funds I, Inc., each of the other 32 investment companies in the Delaware Group,

Delaware Management Holdings, Inc. and Delaware Capital Management,
Inc.

Executive Vice President and Director of Delaware Management
Company, Inc.

Director of Delaware International Advisers Ltd.

During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

PAUL E. SUCKOW  (50)

Executive Vice President/Chief Investment Officer, Fixed Income of Equity Funds I, Inc., each of the other 32 investment companies in the Delaware Group, Delaware Management Company, Inc. and Delaware Management Holdings, Inc.

Executive Vice President and Director of Founders Holdings, Inc.

Executive Vice President of Delaware Capital Management, Inc.

Director  of Founders CBO Corporation.

Director of HYPPCO Finance Company Ltd.

Before returning to the Delaware Group in 1993, Mr. Suckow was
Executive Vice President and Director  of Fixed Income for
Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

WALTER P. BABICH  (70)

Director and/or Trustee of Equity Funds I, Inc. and each of the other 32 investment companies in the Delaware Group.

460 North Gulph Road, King of Prussia, PA 19406.

Board Chairman, Citadel Constructors, Inc.

From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.



----------------------
*Director affiliated with the Funds' investment manager and considered an "interested person" as defined in the 1940 Act.

ANTHONY D. KNERR  (59)

Director and/or Trustee of Equity Funds I, Inc. and each of the other 32 investment companies in the Delaware Group.
500 Fifth Avenue, New York, NY 10110.

Founder and Managing Director, Anthony Knerr & Associates.

From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc.
in 1988.

ANN R. LEVEN  (57)

Director and/or Trustee of Equity Funds I, Inc. and each of the other 32 investment companies in the Delaware Group.

785 Park Avenue, New York, NY 10021.
Treasurer, National Gallery of Art.

From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. THACHER LONGSTRETH  (77)

Director and/or Trustee of Equity Funds I, Inc. and each of the other 32 investment companies in the Delaware Group.

City Hall, Philadelphia, PA  19107.
Philadelphia City Councilman.

THOMAS F. MADISON (61)

Director and/or Trustee of Equity Funds I, Inc. and each of the other 32 investment companies in the Delaware Group.
President and Chief Executive Officer, MLM Partners, Inc.
200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402.

Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

CHARLES E. PECK  (72)

Director and/or Trustee of Equity Funds I, Inc. and each of the other 32 investment companies in the Delaware Group.

P.O. Box 1102, Columbia, MD 21044.

Secretary/Treasurer, Enterprise Homes, Inc.
From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
Officer of The Ryland Group, Inc., Columbia, MD.

DAVID K. DOWNES  (57)

Executive Vice President, Chief Operating Officer, Chief
Financial Officer of Equity Funds I, Inc., each of the other
32 investment companies in the Delaware Group, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc. and Delaware Distributors, L.P.

Executive Vice President, Chief Operating Officer, Chief
Financial Officer and Director of Delaware Management Company,
Inc., DMH Corp., Delaware Distributors, Inc., Founders
Holdings, Inc. and Delvoy, Inc.

President, Chief Executive Officer,  Chief Financial Officer and
Director of Delaware Service Company, Inc.

President, Chief Operating Officer, Chief Financial Officer and
Director of Delaware International Holdings Ltd.

Chairman, Chief Executive Officer and Director of Delaware Management Trust Company and Delaware Investment & Retirement Services, Inc.

Director of Delaware International Advisers Ltd. and Delaware
Voyageur Holding, Inc.

Vice President of Lincoln Funds Corporation.

Before joining the Delaware Group in 1992, Mr. Downes was Chief
Administrative Officer, Chief

Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

GEORGE M. CHAMBERLAIN, JR. (50)

Senior Vice President, Secretary and General Counsel of Equity
Funds I, Inc., each of the other 32 investment companies in the Delaware Group, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.

Senior Vice President, Secretary, General Counsel and Director of
DMH Corp., Delaware Management Company, Inc., Delaware
Distributors, Inc., Delaware Service Company, Inc., Founders
Holdings, Inc., Delaware Investment & Retirement Services, Inc.,
Delaware Capital Management, Inc. and Delvoy, Inc.

Executive Vice President, Secretary, General Counsel and Director of Delaware Management Trust Company.

Senior Vice President  and Director of Delaware International
Holdings Ltd.

Director of Delaware International Advisers Ltd. and Delaware
Voyageur Holding, Inc.

Secretary of Lincoln Funds Corporation.
Attorney.

During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.


JOSEPH H. HASTINGS  (48)

Senior Vice President/Corporate Controller of Equity Funds I, Inc., each of the other 32 investment companies in the Delaware
Group and Founders Holdings, Inc.

Senior Vice President/Corporate Controller and Treasurer of
Delaware Management Holdings, Inc., DMH Corp., Delaware
Management Company, Inc., Delaware Distributors, L.P., Delaware
Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Delaware International Holdings Ltd. and Delvoy, Inc.

Chief Financial Officer/Treasurer of Delaware Investment &
Retirement Services, Inc.

Executive Vice President/Chief Financial Officer/Treasurer of
Delaware Management Trust Company.

Senior Vice President/Assistant Treasurer of Founders CBO
Corporation.

Treasurer of Lincoln Funds Corporation.
1818 Market Street, Philadelphia, PA 19103.

Before joining the Delaware Group in 1992, Mr. Hastings was Chief
Financial Officer for Prudential Residential Services, L.P.,
New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

MICHAEL P. BISHOF  (35)

Senior Vice President/Treasurer of Equity Funds I, Inc., each of the other 32 investment companies in the Delaware Group and Founders Holdings, Inc.

Senior Vice President/Investment Accounting of Delaware Management Company, Inc. and Delaware Service Company, Inc.

Senior Vice President and Treasurer/Manager of Investment
Accounting of Delaware Distributors, L.P.

Senior Vice President and Manager of Investment Accounting of
Delaware International Holdings Ltd.

Assistant Treasurer of Founders CBO Corporation.

Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
President for Bankers Trust, New York, NY from 1994 to 1995, a
Vice President for CS First Boston Investment Management, New
York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

GEORGE H. BURWELL (36)

Vice President/Senior Portfolio Manager of Equity Funds I, Inc., seven other investment companies in the Delaware Group and Delaware Management Company, Inc.

Before joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank, New Jersey. In addition, he was a security analyst for Balis & Zorn, New York and for First Fidelity Bank, New Jersey.

GARY A. REED (43)

Vice President/Senior Portfolio Manager of Equity Funds I, Inc., nine other investment companies in the Delaware Group, Delaware Management Company, Inc. and Delaware Capital Management, Inc.

During the past five years, Mr. Reed has served in such capacities within the Delaware organization.

     The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all Delaware Group funds for the fiscal year ended October 31, 1997 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of October 31, 1997.


                                         PENSION OR
                                         RETIREMENT
                                          BENEFITS          TOTAL
                                           ACCRUED        ESTIMATED      COMPENSATION
                          AGGREGATE      AS PART OF        ANNUAL         FROM ALL 33
                        COMPENSATION       EQUITY         BENEFITS      DELAWARE GROUP
                         FROM EQUITY    FUNDS I, INC.       UPON           INVESTMENT
NAME                    FUNDS I, INC.     EXPENSES       RETIREMENT*       COMPANIES

W. Thacher Longstreth      $2,872           None          $38,000          $58,618
Ann R. Leven               $3,149           None          $38,000          $63,743
Walter P. Babich           $3,095           None          $38,000          $62,743
Anthony D. Knerr           $3,095           None          $38,000          $62,743
Charles E. Peck            $2,775           None          $38,000          $55,432
Thomas F. Madison**        $1,304           None          $38,000          $30,913


* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of October 31, 1997, he or she would be entitled to annual payments totaling $38,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

**     Thomas F. Madison joined Equity Funds I, Inc.'s Board of
Directors on April 30, 1997.



EXCHANGE PRIVILEGE

     The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. Each Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

     An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

     In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

TELEPHONE EXCHANGE PRIVILEGE
     Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the relevant Fund receives written notice from the shareholder to the contrary.

     Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.


     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

     As described in the Funds' Prospectuses, neither the Funds nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

RIGHT TO REFUSE TIMING ACCOUNTS
     With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

RESTRICTIONS ON TIMED EXCHANGES
     Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund,
(4) Limited-Term Government Fund, (5) USA Fund, (6) Delaware Cash Reserve,
(7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

     Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

     Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                            *     *     *


     Following is a summary of the investment objectives of the other Delaware Group funds:


     TREND FUND seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

     SMALL CAP VALUE FUND seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.


     DELCAP FUND seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.


     DECATUR INCOME FUND seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.
DECATUR TOTAL RETURN FUND seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. BLUE CHIP FUND seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. QUANTUM FUND seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.


     DELCHESTER FUND seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. STRATEGIC INCOME FUND seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities.

     U.S. GOVERNMENT FUND seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     LIMITED-TERM GOVERNMENT FUND seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. GOVERNMENT MONEY FUND seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

     DELAWARE CASH RESERVE seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.


     REIT FUND seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.


     TAX-FREE USA FUND seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. TAX-FREE INSURED FUND invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. TAX-FREE USA INTERMEDIATE FUND seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

     TAX-FREE MONEY FUND seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.


     TAX-FREE NEW JERSEY FUND seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. TAX-FREE OHIO FUND seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. TAX-FREE PENNSYLVANIA FUND seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.


     INTERNATIONAL EQUITY FUND seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. GLOBAL BOND FUND seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. GLOBAL ASSETS FUND seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.


      U.S. GROWTH FUND seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. OVERSEAS EQUITY FUND seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. NEW PACIFIC FUND seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

     DELAWARE GROUP PREMIUM FUND, Inc. offers 15 funds available exclusively as funding vehicles for certain insurance company separate accounts. DECATUR TOTAL RETURN Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. DELCHESTER SERIES seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. CAPITAL RESERVES SERIES seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. CASH RESERVE SERIES seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DELCAP SERIES seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. DELAWARE SERIES seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. INTERNATIONAL EQUITY SERIES seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. VALUE SERIES seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. TREND SERIES seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. GLOBAL BOND SERIES seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. STRATEGIC INCOME Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. DEVON SERIES seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. EMERGING MARKETS SERIES seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. CONVERTIBLE SECURITIES SERIES seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible
securities.   QUANTUM SERIES seeks to achieve long-term capital
appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

     DELAWARE-VOYAGEUR US GOVERNMENT SECURITIES FUND seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

     DELAWARE-VOYAGEUR TAX-FREE ARIZONA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

     DELAWARE-VOYAGEUR TAX-FREE MINNESOTA INTERMEDIATE FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

     DELAWARE-VOYAGEUR TAX-FREE CALIFORNIA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE FLORIDA INSURED FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. DELAWARE-VOYAGEUR TAX-FREE FLORIDA FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. DELAWARE-VOYAGEUR TAX-FREE KANSAS FUND seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE MISSOURI INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE NEW MEXICO FUND seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE OREGON INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE UTAH FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE WASHINGTON INSURED FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

     DELAWARE-VOYAGEUR TAX-FREE FLORIDA INTERMEDIATE FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

     DELAWARE-VOYAGEUR TAX-FREE ARIZONA FUND seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE CALIFORNIA FUND seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE IOWA FUND seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE IDAHO FUND seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR MINNESOTA HIGH YIELD MUNICIPAL BOND FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. NATIONAL HIGH YIELD MUNICIPAL FUND seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. DELAWARE-VOYAGEUR TAX-FREE NEW YORK FUND seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE WISCONSIN FUND seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

     DELAWARE-VOYAGEUR TAX-FREE COLORADO FUND seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

     AGGRESSIVE GROWTH Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. GROWTH STOCK FUND has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. TAX-EFFICIENT EQUITY FUND seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

     DELAWARE-VOYAGEUR TAX-FREE MINNESOTA FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. DELAWARE-VOYAGEUR TAX-FREE NORTH DAKOTA FUND seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

     For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

     Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).


GENERAL INFORMATION

     The Manager is the investment manager of the Funds. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.


     The Manager also manages the investment options for Delaware Medallion [SM] III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 15 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.


     Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.


     The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Group. As previously described, prior to January 3, 1995, DDI served as the national distributor for each Fund. The Distributor, DDLP (for all periods after January 3,
1995) and, in its capacity as such, DDI prior to January 3, 1995, received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:


                          DELAWARE FUND
                         CLASS A SHARES

                  TOTAL
    FISCAL      AMOUNT OF      AMOUNTS           NET
    YEAR      UNDERWRITING    REALLOWED      COMMISSION
    ENDED      COMMISSIONS    TO DEALERS   TO DISTRIBUTOR


   10/31/97     $558,308      $464,226       $94,082
   10/31/96      393,463       329,065       $64,398
   10/31/95      545,446       471,630        73,816




                            DEVON FUND
                         CLASS A SHARES

                  TOTAL
    FISCAL      AMOUNT OF      AMOUNTS           NET
    YEAR      UNDERWRITING    REALLOWED      COMMISSION
    ENDED      COMMISSIONS    TO DEALERS   TO DISTRIBUTOR


   10/31/97     $531,475      $440,937       $90,538
   10/31/96      104,547        87,806        16,741
   10/31/95       79,219        68,054        11,165



     The Distributor and, in its capacity as such, DDI received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:

                         LIMITED CDSC PAYMENTS


   FISCAL YEAR
     ENDED        DELAWARE FUND A CLASS    DEVON FUND A CLASS

   10/31/97             $85,849                    $-0-
   10/31/96                 ---                     ---
   10/31/95                 ---                     ---


     The Distributor and, in its capacity as such, DDI received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:

                              CDSC PAYMENTS


   FISCAL YEAR
     ENDED        DELAWARE FUND B CLASS    DEVON FUND B CLASS

   10/31/97             $32,664                 $10,367
   10/31/96              13,943                     512
   10/31/95                 789                     ---




     The Distributor received CDSC payments with respect to Class C Shares of each Fund as follows:


                              CDSC PAYMENTS


  FISCAL YEAR
     ENDED        DELAWARE FUND C CLASS     DEVON FUND C CLASS

   10/31/97              $2,595                    $669
   10/31/96*                127                      98


*Date of initial public offering was November 29, 1995.


     Effective as of January 3, 1995, all such payments described above have been paid to the Distributor.

     The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

     The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds I, Inc.'s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds I, Inc. to delete the words "Delaware Group" from Equity Funds I, Inc.'s name.

     The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of each Fund's securities and cash. As custodian for a Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.



CAPITALIZATION

     Equity Funds I, Inc. has a present authorized capitalization of five hundred million shares of capital stock with a $1 par value per share. Each Fund currently offers four classes of shares. The Board of Directors has allocated one hundred million shares to Delaware Fund A Class, twenty-five million shares to Delaware Fund B Class, twenty-five million shares to Delaware Fund C Class, fifty million shares to Delaware Fund Institutional Class, fifty million shares to Devon Fund A Class, twenty-five million shares to Devon Fund B Class, twenty-five million to Devon Fund C Class, and twenty-five million shares to Devon Fund Institutional Class.


     Each Class of each Fund represents a proportionate interest in the assets of that Fund, and each has the same voting and other rights and preferences as the other classes except that shares of an Institutional Class may not vote on any matter affecting the Fund Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of each Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares they hold. However, Class B Shares of each Fund may vote on any proposal to increase materially the fees to be paid by a Fund under the Rule 12b-1 Plan relating to Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of that Fund's Class A, Class B and Class C Shares will be allocated solely to those classes. While shares of Equity Funds I, Inc. have equal voting rights on matters affecting both Funds, each Fund would vote separately on any matter which it is directly affected by, such as any change in its own investment objective and policy or action to dissolve the Fund and as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund.


     Prior to November 9, 1992, Equity Funds I, Inc. offered only one series, now known as Delaware Fund and one class of shares, Delaware Fund A Class. Beginning November 9, 1992, Delaware Fund began offering Delaware Fund Institutional Class. Beginning December 29, 1993, Equity Funds I, Inc. offered Devon Fund which offered Devon Fund A Class and Devon Fund Institutional Class. Class B Shares for each Fund were not offered prior to September 6, 1994, and beginning as of November 29, 1995, each Fund began offering Class C Shares.


     Effective as of the close of business December 27, 1996, the name of Delaware Group Delaware Fund, Inc. was changed to Delaware Group Equity Funds I, Inc. Also effective as of the close of business December 27, 1996, the name of Common Stock series was changed to Delaware Fund series.

     Prior to September 6, 1994, Delaware Fund A Class was known as Delaware Fund class and Delaware Fund Institutional Class was known as Delaware Fund (Institutional) class, and, prior to the same date, Dividend Growth Fund A Class was known as Dividend Growth Fund class and the Dividend Growth Fund Institutional Class was known as Dividend Growth Fund (Institutional) class. Effective as of the close of business on August 28, 1995, the name Dividend Growth Fund was changed to Devon Fund and the names of Dividend Growth Fund A Class, Dividend Growth Fund B Class and Dividend Growth Fund Institutional Class were changed to Devon Fund A Class, Devon Fund B Class and Devon Fund Institutional Class, respectively.

     All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

NONCUMULATIVE VOTING
     EQUITY FUNDS I, INC. SHARES HAVE NONCUMULATIVE VOTING RIGHTS WHICH MEANS THAT THE HOLDERS OF MORE THAN 50% OF THE SHARES OF EQUITY FUNDS I, INC. VOTING FOR THE ELECTION OF DIRECTORS CAN ELECT ALL THE DIRECTORS IF THEY CHOOSE TO DO SO, AND, IN SUCH EVENT, THE HOLDERS OF THE REMAINING SHARES WILL NOT BE ABLE TO ELECT ANY DIRECTORS.


     This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.



APPENDIX A--DESCRIPTION OF RATINGS

COMMERCIAL PAPER
     Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

     Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

BONDS
     Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B-- generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC-- regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C- -reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.


APPENDIX B--IRA INFORMATION

     An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayers adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who were not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

     Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

     As illustrated in the following tables, maintaining an Individual Retirement Account remains a valuable opportunity.

     For many, an IRA will continue to offer both an upfront tax break with its tax deduction each year and the real benefit that comes with tax-deferred compounding. For others, losing the tax deduction will impact their taxable income status each year. Over the long term, however, being able to defer taxes on earnings still provides an impressive investment opportunity--a way to have money grow faster due to tax-deferred compounding.


     Even if your IRA contribution is no longer deductible, the benefits of saving on a tax-deferred basis can be substantial. The following tables illustrate the benefits of tax-deferred versus taxable compounding. Each reflects a constant 10% rate of return, compounded annually, with the reinvestment of all proceeds. The tables do not take into account any sales charges or fees. Of course, earnings accumulated in your IRA will be subject to tax upon withdrawal. If you choose a mutual fund with a fluctuating net asset value, such as either Fund, your bottom line at retirement could be lower--it could also be much higher.

$2,000 INVESTED ANNUALLY ASSUMING A 10% ANNUALIZED RETURN


  15% Tax Bracket    Single        $0- $24,650
                      Joint        $0- $41,200

                                                      HOW MUCH YOU
 END OF       CUMULATIVE           HOW MUCH YOU     HAVE WITH FULL
  YEAR    INVESTMENT AMOUNT     HAVE WITHOUT IRA     IRA DEDUCTION

   1         $ 2,000                $  1,844          $  2,200
   5          10,000                  10,929            13,431
  10          20,000                  27,363            35,062
  15          30,000                  52,074            69,899
  20          40,000                  89,231           126,005
  25          50,000                 145,103           216,364
  30          60,000                 229,114           361,887
  35          70,000                 355,438           596,254
  40          80,000                 545,386           973,704

[Without IRA--investment of $1,700 ($2,000 less 15%) earning 8.5% (10% less 15%)]


  28% Tax Bracket    Single        $24,651-$59,750
                      Joint        $40,201-$99,600



                                                      HOW MUCH YOU HAVE
 END OF      CUMULATIVE        HOW MUCH YOU            WITH FULL IRA
  YEAR   INVESTMENT AMOUNT  HAVE WITHOUT IRA    NO DEDUCTION    DEDUCTION

   1        $ 2,000            $  1,544          $  1,584      $  2,200
   5         10,000               8,913             9,670        13,431
  10         20,000              21,531            25,245        35,062
  15         30,000              39,394            50,328        69,899
  20         40,000              64,683            90,724       126,005
  25         50,000             100,485           155,782       216,364
  30         60,000             151,171           260,559       361,887
  35         70,000             222,927           429,303       596,254
  40         80,000             324,512           701,067       973,704

[Without IRA--investment of $1,440 ($2,000 less 28%) earning 7.2% (10% less 28%)]
[With IRA--No Deduction--investment of $1,440 ($2,000 less 28%) earning
10%]



  31% Tax Bracket    Single        $59,751-$124,650
                     Joint         $99,601-$151,750



                                                      HOW MUCH YOU HAVE
 END OF      CUMULATIVE        HOW MUCH YOU            WITH FULL IRA
  YEAR   INVESTMENT AMOUNT  HAVE WITHOUT IRA    NO DEDUCTION    DEDUCTION


   1        $ 2,000            $  1,475          $  1,518      $  2,200
   5         10,000               8,467             9,268        13,431
  10         20,000              20,286            24,193        35,062
  15         30,000              36,787            48,231        69,899
  20         40,000              59,821            86,943       126,005
  25         50,000              91,978           149,291       216,364
  30         60,000             136,868           249,702       361,887
  35         70,000             199,536           411,415       596,254
  40         80,000             287,021           671,855       973,704


[Without IRA--investment of $1,380 ($2,000 less 31%) earning 6.9% (10% less 31%)]
[With IRA--No Deduction--investment of $1,380 ($2,000 less 31%) earning
10%]



  36% Tax Bracket*   Single        $124,651-$271,050
                     Joint         $151,751-$271,050



                                                      HOW MUCH YOU HAVE
 END OF      CUMULATIVE        HOW MUCH YOU            WITH FULL IRA
  YEAR   INVESTMENT AMOUNT  HAVE WITHOUT IRA    NO DEDUCTION    DEDUCTION


   1        $ 2,000            $  1,362          $  1,408      $  2,200
   5         10,000               7,739             8,596        13,431
  10         20,000              18,292            22,440        35,062
  15         30,000              32,683            44,736        69,899
  20         40,000              52,308            80,643       126,005
  25         50,000              79,069           138,473       216,364
  30         60,000             115,562           231,608       361,887
  35         70,000             165,327           381,602       596,254
  40         80,000             233,190           623,170       973,704

[Without IRA--investment of $1,280 ($2,000 less 36%) earning 6.4% (10% less 36%)]
[With IRA--No Deduction--investment of $1,280 ($2,000 less 36%) earning
10%]



  39.6% Tax Bracket*   Single      over $271,050
                        Joint      over $271,050


                                                      HOW MUCH YOU HAVE
 END OF      CUMULATIVE        HOW MUCH YOU            WITH FULL IRA
  YEAR   INVESTMENT AMOUNT  HAVE WITHOUT IRA    NO DEDUCTION    DEDUCTION


   1        $ 2,000            $  1,281          $  1,329      $  2,200
   5         10,000               7,227             8,112        13,431
  10         20,000              16,916            21,178        35,062
  15         30,000              29,907            42,219        69,899
  20         40,000              47,324            76,107       126,005
  25         50,000              70,677           130,684       216,364
  30         60,000             101,986           218,580       361,887
  35         70,000             143,965           360,137       596,254
  40         80,000             200,249           588,117       973,704

[Without IRA--investment of $1,208 ($2,000 less 39.6%) earning 6.04%
(10% less 39.6%)]
[With IRA--No Deduction--investment of $1,208 ($2,000 less 39.6%) earning 10%]


------------------------------------------

* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.





  THE VALUE OF STARTING YOUR IRA EARLY
     The following illustrates how much more you would have contributing $2,000 each January--the earliest opportunity--compared to contributing on April 15th of the following year--the latest opportunity, for each tax year.


  After      5 years      $3,528     more
            10 years      $6,113
            20 years     $17,228
            30 years     $47,295

     Compounded returns for the longest period of time is the key. The above illustration assumes a 10% rate of return and the reinvestment of all proceeds.


THE POWER OF TAX-DEFERRED COMPOUNDING
     Over time, tax-deferred investing has the potential to double your investment earnings. The following examples are based on a $2000 invested on January 1 each year and assumes an 8% fixed rate of return, with no fluctuation in the value of principal. The figures do not reflect the impact of any fees or sales charges. These figures are for illustration only and are not intended to represent any future investment results.

     Accumulated Value
     Over 10 years         Tax Bracket
     $26, 403                 39.6%
     $26,881                    36%
     $27,516                    31%
     $27,905                    28%
     $31,828               Tax-deferred

     Over 20 years
     $69,544                  39.6%
     $71, 986                   36%
     $75,540                    31%
     $77,767                    28%
     $102,476              Tax-deferred

     Over 40 years
     $254,528                39.6%
     $274,662                  36%
     $305,626                  31%
     $326,046                  28%
     $607,355              Tax-deferred




APPENDIX D--THE COMPANY LIFE CYCLE

     Traditional business theory contends that a typical company progresses through basically four stages of development, keyed closely to a firm's sales.

     1. EMERGING GROWTH--a period of experimentation in which the company builds awareness of a new product or firm.

     2. ACCELERATED DEVELOPMENT--a period of rapid growth with potentially high profitability and acceptance of the product.

     3. MATURING PHASE--a period of diminished real growth due to dependence on replacement or sustained product demand.

     4. CYCLICAL STAGE--a period in which a company faces a potential saturation of demand for its product. At this point, a firm either diversifies or becomes obsolete.

Hypothetical Corporate Life Cycle


[Chart appears here]


Hypothetical Corporate Life Cycle Chart shows in a line illustration, the stages that a typical company would go through, beginning with the emerging state where sales growth continues at a steep pace to the mature phase where growth levels off to the cyclical stage where sales show more definitive highs and lows.

     The above chart illustrates the path traditionally followed by companies that successfully survive the growth sequence.


FINANCIAL STATEMENTS


     Ernst & Young LLP serves as the independent auditors for Equity Funds I, Inc. and, in its capacity as such, audits the annual financial statements of each of the Funds. The Funds' Statements of Net Assets, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the reports of Ernst & Young LLP, independent auditors, for the fiscal year ended October 31, 1997, are included in the Funds' Annual Reports to shareholders. The financial statements, the notes relating thereto, the financial highlights and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.





     The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Group at 800-523-4640 and shareholders of the Institutional Classes should contact Delaware Group at 800-828-5052.





INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245



DELAWARE FUND



A CLASS
B CLASS
C CLASS
INSTITUTIONAL CLASS



DEVON FUND




A CLASS
B CLASS
C CLASS
INSTITUTIONAL CLASS


CLASSES OF DELAWARE GROUP
EQUITY FUNDS I, INC.








PART B

STATEMENT OF
ADDITIONAL INFORMATION




DECEMBER 30, 1997







DELAWARE
GROUP


APPENDIX C--PERFORMANCE OVERVIEW


Delaware Fund Performance Overview

    The following table illustrates the total return on one share invested in Delaware Fund A Class(1) during the 10-year period ended October 31, 1997. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.




Delaware Fund A Class

                                                            Cumula-
                                                           tive net
                                                            asset
                    Net Asset                              value at
        Maximum       Value          Distributions        year-end
       offering    -----------    -------------------     with all
 Year   price at   Begin-          From       From        distribu-
ended    begin-    ning    End    Invest-   realized        tions
 Oct    ning of     of      of     ment      securi-         rein-
 31     year(2)    year    year   income   ties profits     vested
-----   ------    ------  ------  ------   ------------   ----------

1988     17.69     16.85   15.25   0.32       4.09            20.56
1989     16.01     15.25   17.48   0.95        ---            25.02
1990     18.35     17.48   16.19   0.78        ---            24.23
1991     17.00     16.19   18.81   0.88       0.29            30.11
1992     19.75     18.81   18.72   0.70       1.54            33.84
1993     19.65     18.72   19.43   0.66       0.77            37.87
1994     20.40     19.43   18.00   0.60       1.16            38.55
1995     18.90     18.00   19.94   0.63       0.25            44.83
1996     20.93     19.94   21.26   0.66       1.08            52.03
1997     22.32     21.26   22.95   0.68       1.92            63.50
                                  ------     -----
    Total Distributions           $6.86     $11.10

Delaware Fund A Class (Continued)

                                      PERCENTAGE CHANGES DURING YEAR
----------------------------------------------------------------------------------------------------------
                 Delaware Fund
        ---------------------------------
            Maximum              Net Asset
            Offering               Value                                                                          Lipper
            Price To               to Net                                                                        Balanced
  Year     Net Asset               Asset               Standard &        Dow Jones            Consumer            Average
 ended      Value                  Value              Poor's 500(3)     Industrial(3)        Price Index          Index(3)
  Oct   -------------------------------------------------------------------------------------------------------------------------
  31    Annual  Cumulative(1)  Annual Cumulative(1) Annual Cumulative  Annual  Cumulative   Annual  Cumulative  Annual Cumulative
------  -------  ----------    ------ ----------    ------ ----------  ------  ----------   ------  ----------  ------ ----------
1988    16.2       16.2       22.03     22.0       14.8       14.8    12.0      12.0%       4.3         4.3     13.2     13.2
1989    15.9       41.4       21.68     48.5       26.4       45.0    28.3      43.6        4.5         9.0     16.9     32.3
1990    -7.8       36.9       -3.17     43.8       -7.5       34.1    -4.1      37.7        6.3        15.9     -3.8     27.2
1991    18.4       70.2       24.30     78.7       33.4       79.0    30.0      79.0        2.9        19.2     28.2     63.1
1992     7.0       91.3       12.38    100.8       10.0       96.8     8.4      94.0        3.2        23.0      8.8     77.4
1993     6.6      114.1       11.91    124.8       14.9      126.1    17.4     127.6        2.8        26.4     15.6    105.1
1994    -3.0      117.9        1.79    128.8        3.9      134.9     9.2     148.6        2.6        29.7     -0.7    103.7
1995    10.8      153.4       16.28    166.0       26.4      196.8    25.0     210.7        2.8        33.4     18.0    140.4
1996    10.6      194.1       16.07    208.8       24.1      268.3    29.7     303.0        3.0        37.4     21.1    191.0
1997   16.30      259.0       22.05    276.9       32.1      386.6    25.8     406.9        2.1        40.2     20.1    249.5




(1) Delaware Fund A Class began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.

(2)  Reflects a maximum sales charge of 4.75% of total investment.
     There are reduced sales charges for investments of $100,000 or more.

(3)  Source:  Lipper Analytical Services, Inc.

This period was one of generally rising common stock prices but also covers several years of declining prices. The results illustrated should not be considered as representative of dividend income or capital gain or loss which may be realized from an investment in the Fund today.

The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.

The Consumer Price Index, as prepared by the U.S. Bureau of Labor
Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.



APPENDIX C--PERFORMANCE OVERVIEW


Delaware Fund Performance Overview

     The following table illustrates the total return on one share invested in Delaware Fund B Class during the period September 6, 1994 (date of initial public offering) through October 31, 1997. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.



Delaware Fund B Class

                                                            Cumula-
                                                           tive net
                                                            asset
                    Net Asset                              value at
        Maximum       Value          Distributions        year-end
       offering    -----------    -------------------     with all
 Year   price at   Begin-          From       From        distribu-
ended    begin-    ning    End    Invest-   realized        tions
 Oct    ning of     of      of     ment      securi-         rein-
 31     year(2)    year    year   income   ties profits     vested
-----   ------    ------  ------  ------   ------------   ----------
1994    $18.34    $18.34  $17.98   $0.15       ---          $18.13
1995     17.98     17.98   19.90    0.51      0.25           20.92
1996     19.90     19.90   21.20    0.50      1.08           24.08
1997     21.20     21.20   22.88    0.51      1.92           29.16
                                   ------    -----
          Total Distributions      $1.67     $3.25

Delaware Fund B Class (Continued)

                                       PERCENTAGE CHANGES DURING YEAR
---------------------------------------------------------------------------------------------------------
                      Delaware Fund
         ---------------------------------

                                                                                                                   Lipper
               Returns              Returns                                                                       Balanced
  Year        Including            Excluding            Standard &        Dow Jones            Consumer            Average
 ended          CDSC                 CDSC              Poor's 500(2)     Industrial(2)        Price Index(2)       Index(2)
  Oct    -----------------------------------------------------------------------------------------------------------------------
  31      Annual Cumulative(1) Annual Cumulative(1) Annual Cumulative  Annual  Cumulative   Annual  Cumulative  Annual Cumulative
------   -------  ----------   ------ ----------   ------ ----------  ------  ----------   ------  ----------  ------ ----------
1994       ---       -1.1%      ---      -1.1%       ---       0.5%      ---        0.7%       ---       0.3%     ---      -1.6%
1995      15.4       14.1      15.36     14.1        26.4      27.1      25.0      25.8        2.8       3.2     18.0      16.1
1996      15.2       31.3      15.15     31.3        24.1      57.7      29.7      63.2        3.0       6.3     21.1      40.6
1997      18.1       55.1      21.09     59.0        32.1     108.3      25.8     105.3        2.1       8.5     20.1      68.8




(1)     Reflects a net asset value of $18.84 on September 2, 1994.
(2)     Source:  Lipper Analytical Services, Inc.

The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.

The Consumer Price Index, as prepared by the U.S. Bureau of Labor
Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.


APPENDIX C--PERFORMANCE OVERVIEW


Delaware Fund Performance Overview

     The following table illustrates the total return on one share invested in Delaware Fund C Class during the period November 29, 1995 (date of initial public offering) through October 31, 1997. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.



Delaware Fund C Class

                                                            Cumula-
                                                           tive net
                                                            asset
                    Net Asset                              value at
        Maximum       Value          Distributions        year-end
       offering    -----------    -------------------     with all
 Year   price at   Begin-          From       From        distribu-
ended    begin-    ning    End    Invest-   realized        tions
 Oct    ning of     of      of     ment      securi-         rein-
 31     year(2)    year    year   income   ties profits     vested
-----   ------    ------  ------  ------   ------------   ----------

1996     $20.50   $20.50   $21.18  $0.58       $1.08         $22.48
1997      21.18    21.18    22.87   0.51        1.92          27.22
                                  ------       -----
         Total Distributions       $1.09       $3.00

Delaware Fund C Class (Continued)

                                          PERCENTAGE CHANGES DURING YEAR
---------------------------------------------------------------------------------------------------------
                      Delaware Fund
        ---------------------------------

                                                                                                                  Lipper
               Returns              Returns                                                                      Balanced
  Year        Including            Excluding          Standard &         Dow Jones            Consumer            Average
 ended          CDSC                 CDSC            Poor's 500(2)      Industrial(2)        Price Index(2)       Index(2)
  Oct    ------------------------------------------------------------------------------------------------------------------------
  31      Annual Cumulative(1) Annual Cumulative(1) Annual Cumulative  Annual  Cumulative   Annual  Cumulative  Annual Cumulative
------   -------  ----------   ------ ----------    ------ ----------  ------  ----------   ------  ----------  ------ ----------
1996       ---       12.1%      ---      12.1%        ---      18.9%     ---      21.1%       ---       3.1%     ---      16.2%
1997       2.11      35.8      21.07     35.8        32.1      57.0     25.8      52.3        2.1       5.2      20.1     39.5




(1)     Reflects a net asset value of $20.50 on November 29, 1995.
(2)     Source:  Lipper Analytical Services, Inc.

The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.

The Consumer Price Index, as prepared by the U.S. Bureau of Labor
Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.



APPENDIX C--PERFORMANCE OVERVIEW


Delaware Fund Performance Overview

     The following table illustrates the total return on one share invested in Delaware Fund Institutional Class(1) during the 10-year period ended October 31, 1997. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.




Delaware Fund Institutional Class

                                                 Cumula-
                                                 tive net
                                                  asset
         Net Asset                               value at
           Value          Distributions          year-end
        -----------    -------------------       with all
 Year   Begin-            From       From        distribu-
ended   ning      End    Invest-   realized       tions
 Oct     of       of     ment      securi-        rein-
 31     year     year   income   ties profits     vested
-----  ------   ------  ------   ------------   ----------
1988    16.85      15.25   0.32    4.09            20.56
1989    15.25      17.48   0.95     ---            25.02
1990    17.48      16.19   0.78     ---            24.23
1991    16.19      18.81   0.88    0.29            30.11
1992    18.81      18.72   0.70    1.54            33.84
1993    18.72      19.46   0.66    0.77            37.94
1994    19.46      18.03   0.63    1.16            38.68
1995    18.03      19.98   0.66    0.25            45.06
1996    19.98      21.30   0.69    1.08            52.39
1997    21.30      23.00   0.72    1.92            64.06
                         ------  ------
   Total Distributions    $6.99  $11.10

Delaware Fund Institutional Class (Continued)

                                          PERCENTAGE CHANGES DURING YEAR
---------------------------------------------------------------------------------------------------------
                  Delaware Fund
       ---------------------------------
            Net Asset
             Value                                                                        Lipper
             to Net                                                                      Balanced
  Year       Asset             Standard &        Dow Jones            Consumer            Average
 ended       Value            Poor's 500(2)     Industrial(2)        Price Index(2)       Index(2)
  Oct  ---------------------------------------------------------------------------------------------------
  31   Annual  Cumulative  Annual Cumulative  Annual Cumulative  Annual  Cumulative   Annual  Cumulative
------ ------- ----------   ------ ----------  ------ ----------  ------  ----------   ------  ----------
1988    22.03    22.0       14.8     14.8      12.0      12.0      4.3       4.3         13.2       13.2
1989    21.68    48.5       26.4     45.0      28.3      43.6      4.5       9.0         16.9       32.3
1990    -3.17    43.8       -7.5     34.1      -4.1      37.7      6.3      15.9         -3.8       27.2
1991    24.30    78.7       33.4     79.0      30.0      79.0      2.9      19.2         28.2       63.1
1992    12.38   100.8       10.0     96.8       8.4      94.0      3.2      23.0          8.8       77.4
1993    12.10   125.1       14.9    126.1      17.4     127.8      2.8      26.4         15.6      105.1
1994     1.96   129.6        3.9    134.9       9.2     148.6      2.6      29.7         -0.7      103.7
1995    16.50   167.4       26.4    196.8      25.0     210.7      2.8      33.4         18.0      140.4
1996    16.25   210.9       24.1    268.3      29.7     303.0      3.0      37.4         21.1      191.0
1997    22.29   280.2       32.1    386.6      25.8     406.9      2.1      40.2         20.1      249.5


(1) Performance for Delaware Fund Institutional Class for periods prior to November 9, 1992 (date of initial public offering) is calculated by taking the performance of Delaware Fund A Class and adjusting it to reflect the elimination of all sales charges.
However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments applicable to Delaware Fund A Class beginning June 1, 1992, and performance would have been affected had such an adjustment been made.
(2)     Source:  Lipper Analytical Services, Inc.



This period was one of generally rising common stock prices but also covers several years of declining prices. The results illustrated should not be considered as representative of dividend income or capital gain or loss which may be realized from an investment in the Fund today.

The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.

The Consumer Price Index, as prepared by the U.S. Bureau of Labor
Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.



APPENDIX C--PERFORMANCE OVERVIEW


Devon Fund Performance Overview

     The following table illustrates the total return on one share invested in Devon Fund A Class during the period December 29, 1993 (date of initial public offering) through October 31, 1997. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.




Devon Fund A Class

                                                            Cumula-
                                                           tive net
                                                            asset
                    Net Asset                              value at
        Maximum       Value          Distributions        year-end
       offering    -----------    -------------------     with all
 Year   price at   Begin-          From       From        distribu-
ended    begin-    ning    End    Invest-   realized        tions
 Oct    ning of     of      of     ment      securi-         rein-
 31     year(1)    year    year   income   ties profits     vested
-----   ------    ------  ------  ------   ------------   ----------
1994    $10.50    $10.00  $10.83   $0.09       ---          $10.93
1995     11.37     10.83   12.55    0.22     $0.32           13.33
1996     13.18     12.55   14.61    0.21      0.64           16.55
1997     15.34     14.61   17.86    0.21      0.97           21.86
                                  ------     -----
          Total Distributions      $0.73     $1.93

Devon Fund A Class (Continued)

                                          PERCENTAGE CHANGES DURING YEAR
---------------------------------------------------------------------------------------------------------
                      Devon Fund
         ---------------------------------
                Maximum           Net Asset
               Offering             Value                                                                           Lipper
               Price To             to Net                                                                         Balanced
  Year        Net Asset             Asset                Standard &        Dow Jones            Consumer            Average
 ended          Value               Value               Poor's 500(4)     Industrial(4)        Price Index(4)       Index(4)
  Oct    -------------------------------------------------------------------------------------------------------------------------
  31      Annual Cumulative(2) Annual Cumulative(3)  Annual Cumulative  Annual  Cumulative   Annual  Cumulative  Annual Cumulative
------   -------  ----------   ------ ----------     ------ ----------  ------  ----------   ------  ----------  ------ ----------
1994       ---       4.1%        ---      9.3%         ---      2.7%       ---      5.4%        ---        2.5%     ---       2.4%
1995      16.2      27.0        22.0     33.3         26.4     29.8       25.0     31.7         2.8        5.4     20.2      23.1
1996      18.2      57.6        24.1     65.5         24.1     61.1       29.7     70.6         3.0        8.5     21.4      49.4
1997      25.8     108.2        32.1    118.6         32.1    112.8       25.8    114.8         2.1       10.8     28.0      91.3




(1) Reflects a maximum sales charge of 4.75%. There are reduced sales charges for investment of $100,000 or more.
(2)     Reflects an offering price of $10.50 on December 28, 1993.
(3)     Reflects a net asset value of $10.00 on December 28, 1993.
(4)     Source:  Lipper Analytical Services, Inc.

The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.

The Consumer Price Index, as prepared by the U.S. Bureau of Labor
Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.




APPENDIX C--PERFORMANCE OVERVIEW


Devon Fund Performance Overview

     The following table illustrates the total return on one share invested in Devon Fund B Class during the period September 6, 1994 (date of initial public offering) through October 31, 1997. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.




Devon Fund B Class

                                                            Cumula-
                                                           tive net
                                                            asset
                    Net Asset                              value at
        Maximum       Value          Distributions        year-end
       offering    -----------    -------------------     with all
 Year   price at   Begin-          From       From        distribu-
ended    begin-    ning    End    Invest-   realized        tions
 Oct    ning of     of      of     ment      securi-         rein-
 31     year       year    year   income   ties profits     vested
-----   ------    ------  ------  ------   ------------   ----------
1994    $10.90    $10.90  $10.82   $0.03      ---           $10.85
1995     10.82     10.82   12.50    0.18    $0.32            13.13
1996     12.50     12.50   14.54    0.12     0.64            16.20
1997     14.54     14.54   17.80    0.08     0.97            21.26
                                  ------    -----
    Total Distributions            $0.41    $1.93

Devon Fund B Class (Continued)

                                          PERCENTAGE CHANGES DURING YEAR
---------------------------------------------------------------------------------------------------------
                    Devon Fund
         ---------------------------------
                                                                                                                  Lipper
               Returns              Returns                                                                       Balanced
  Year        Including            Excluding           Standard &          Dow Jones            Consumer           Average
 ended          CDSC                CDSC             Poor's 500(2)       Industrial(2)        Price Index(2)       Index(2)
  Oct    ------------------------------------------------------------------------------------------------------------------------
  31      Annual Cumulative(1) Annual Cumulative(1)  Annual Cumulative  Annual  Cumulative  Annual  Cumulative  Annual Cumulative
------   -------  ----------   ------ ----------    ------ ----------  ------  ----------   ------  ----------  ------ ----------
1994        ---     -0.5%        ---    -0.5%         ---       0.5%     ---        0.7%       ---       0.3%     ---      -1.6%
1995       21.1     20.5        21.1     20.5        26.4      27.1     25.0       25.8        2.8       3.2     20.2      18.3
1996       23.4     48.7        23.4     48.7        24.1      57.7     29.7       63.2        3.0       6.3     21.4      43.6
1997       28.2     90.6        31.2     95.0        32.1     108.3     25.8      105.2        2.1       8.5     28.0      83.8





(1)     Reflects a net asset value of $10.90 on September 2, 1994.
(2)     Source:  Lipper Analytical Services, Inc.

The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.

The Consumer Price Index, as prepared by the U.S. Bureau of Labor
Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.




APPENDIX C--PERFORMANCE OVERVIEW


Devon Fund Performance Overview

     The following table illustrates the total return on one share invested in Devon Fund C Class during the period November 29, 1995 (date of initial public offering) through October 31, 1997. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.




Devon Fund C Class

                                                            Cumula-
                                                           tive net
                                                            asset
                    Net Asset                              value at
        Maximum       Value          Distributions        year-end
       offering    -----------    -------------------     with all
 Year   price at   Begin-          From       From        distribu-
ended    begin-    ning    End    Invest-   realized        tions
 Oct    ning of     of      of     ment      securi-         rein-
 31     year       year    year   income   ties profits     vested
-----   ------    ------  ------  ------   ------------   ----------
1996    $13.02    $13.02  $14.53   $0.20      $0.64          $15.49
1997     14.53     14.53   17.79    0.08       0.97           20.32
                                   -----      -----
            Total Distributions    $0.28      $1.61

Devon Fund C Class (Continued)

                                          PERCENTAGE CHANGES DURING YEAR
---------------------------------------------------------------------------------------------------------
                    Devon Fund
         ---------------------------------
                                                                                                                  Lipper
               Returns              Returns                                                                       Balanced
  Year        Including            Excluding            Standard &        Dow Jones            Consumer           Average
 ended          CDSC                CDSC              Poor's 500(2)     Industrial(2)        Price Index(2)       Index(2)
  Oct    ------------------------------------------------------------------------------------------------------------------------
  31      Annual Cumulative(1) Annual Cumulative(1) Annual Cumulative  Annual  Cumulative   Annual  Cumulative  Annual Cumulative
------   -------  ----------   ------ ----------    ------ ----------  ------  ----------   ------  ----------  ------ ----------
1996       ---      18.9%        ---     18.9%        ---     18.9%      ---      21.1         ---        3.1%     ---      16.4%
1997      31.2      56.1        31.2     56.1        32.1     57.0      25.8      52.3         2.1        5.2     28.0      49.0






(1)     Reflects a net asset value of $13.02 on November 29, 1995.
(2)     Source:  Lipper Analytical Services, Inc.

The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.

The Consumer Price Index, as prepared by the U.S. Bureau of Labor
Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.



APPENDIX C--PERFORMANCE OVERVIEW


Devon Fund Performance Overview

     The following table illustrates the total return on one share invested in Devon Fund Institutional Class during the period December 29, 1993 (date of initial public offering) through October 31, 1997. The results reflect the reinvestment of all dividends and realized securities profits distributions at the net asset value reported at the time of distribution. No adjustment has been made for any income taxes payable by shareholders on income dividends or realized securities profits distributions accepted in shares.




Devon Fund Institutional Class

                                                 Cumula-
                                                tive net
                                                 asset
         Net Asset                              value at
           Value          Distributions        year-end
        -----------    -------------------     with all
 Year   Begin-          From       From        distribu-
ended   ning    End    Invest-   realized        tions
 Oct     of      of     ment      securi-         rein-
 31     year    year   income   ties profits     vested
-----  ------  ------  ------   ------------   ----------
1994   $10.00  $10.86   $0.09       ----          $10.96
1995    10.86   12.59    0.24      $0.32           13.39
1996    12.59   14.67    0.24       0.64           16.68
1997    14.67   17.93    0.27       0.97           22.12
                        -----      -----
   Total Distributions  $0.84      $1.93

Devon Fund Institutional Class (Continued)

                                          PERCENTAGE CHANGES DURING YEAR
------------------------------------------------------------------------------------------------------------
                    Devon Fund
         ---------------------------------
                                                                                             Lipper
              Net Asset Value                                                                Balanced
  Year             to              Standard &        Dow Jones           Consumer            Average
 ended      Net Asset Value       Poor's 500(2)     Industrial(2)      Price Index(2)        Index(2)
  Oct    ---------------------------------------------------------------------------------------------------
  31      Annual Cumulative(1) Annual Cumulative  Annual Cumulative  Annual  Cumulative   Annual  Cumulative
------   -------  ----------   ------ ----------  ------ ----------  ------  ----------   ------  ----------
1994       ----       9.6%      ----       2.7%    ----      5.4      ----       2.5         ---        2.4%
1995       22.3      33.9       26.4      29.8     25.0     31.7       2.8       5.4        20.2       23.1
1996       24.6      66.8       24.1      61.1     29.7     70.8       3.0       8.5        21.4       49.4
1997       32.6     121.2       32.1     112.8     25.8    114.8       2.1      10.8        28.0       91.3




(1)     Reflects a net asset value of $10.00 on December 28, 1993.
(2)     Source:  Lipper Analytical Services, Inc.

The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The performance illustrated for these indices reflects the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, the Fund's portfolio primarily includes common stocks, which may differ from those in the indices, and may also include investments in fixed-income securities.

The Consumer Price Index, as prepared by the U.S. Bureau of Labor
Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

Lipper Analytical Services, Inc. is a performance evaluation service that maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.


(SAI-DF/DVN-PART B)



                              PART C

                        Other Information


Item 24. Financial Statements and Exhibits

    (a)Financial Statements:

    Part A -           Financial Highlights

    *Part B-           Statements of Net Assets
                       Statements of Assets and Liabilities
                       Statements of Operations
                       Statements of Changes in Net Assets
                       Notes to Financial Statements
                       Accountant's Reports

         *The financial statements and Accountant's Reports listed above are incorporated by reference into Part B from the Registrant's Annual Reports for Delaware Fund and Devon Fund for the fiscal year ended October 31, 1997.


           (b)Exhibits:

           (1) Articles of Incorporation.

                 (a) Articles of Incorporation, as amended and
                     supplemented to date, incorporated into this filing by reference to Post-Effective Amendment No. 102 filed November 22, 1995.

                 (b) Executed Articles Supplementary (November 28,
                     1995) incorporated into this filing by reference to Post-Effective Amendment No. 103 filed December 29, 1995.

                 (c) Executed Articles of Amendment (December 1996)
                     attached as Exhibit.

           (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 102 filed November 22, 1995.

           (3) Voting Trust Agreement.  Inapplicable.




Part C - Other Information
(Continued)

           (4) Copies of All Instruments Defining the Rights of
               Holders.

                 (a) Articles of Incorporation, Articles of
                     Amendment and Articles Supplementary.

                         (i) Article Second of Articles Supplementary
                             (September 6, 1994), Article Fifth of Articles Supplementary (November 30, 1993), Article Second of Articles Supplementary (May 22, 1992), Article Fifth of Articles of Incorporation (March 4,
                             1983) and Article Eleventh of Articles of
                             Amendment (May 2, 1985) incorporated into this filing by reference to Post-Effective Amendment No. 102 filed November 22, 1995.

                        (ii) Executed Articles Third and Fourth of
                             Articles Supplementary (November 28, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 103 filed December 29, 1995.

                 (b) By-Laws.  Article II, Article III, as amended,
                     and Article XIII, which was subsequently redesignated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 102 filed November 22, 1995.

           (5) Investment Management Agreements.

                 (a) Investment Management Agreement (April 3,
                     1995) between Delaware Management Company, Inc. and the Registrant on behalf of Delaware Fund incorporated into this filing by reference to Post-Effective Amendment No. 102 filed November 22, 1995.

                 (b) Investment Management Agreement (April 3,
                     1995) between Delaware Management Company, Inc. and the Registrant on behalf of Devon Fund incorporated into this filing by reference to Post-Effective Amendment No. 102 filed November 22, 1995.

           (6)   (a) Distribution Agreements.

                         (i) Executed Distribution Agreement (April
                             3, 1995) between Delaware Distributors, L.P. and
                              the Registrant on behalf of Delaware Fund
                             incorporated into this filing by reference to Post-Effective Amendment No. 103 filed December 29, 1995.

                        (ii) Executed Distribution Agreement (April
                             3, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of Devon Fund incorporated into this filing by reference to Post-Effective Amendment No. 103 filed December 29, 1995.




Part C - Other Information
(Continued)


                       (iii) Executed Amendment No. 1 to
                             Distribution Agreement (November 29, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of Delaware Fund incorporated into this filing by reference to Post-Effective Amendment No. 103 filed December 29, 1995.

                        (iv) Executed Amendment No. 1 to Distribution
                             Agreement (November 29, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of Devon Fund incorporated into this filing by reference to Post-Effective Amendment No. 103 filed December 29, 1995.

                 (b) Administration and Service Agreement.  Form of
                     Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 102 filed November 22, 1995.

                 (c) Dealer's Agreement.  Dealer's Agreement (as amended
                     November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 102 filed November 22, 1995.

                 (d) Mutual Fund Agreement for the Delaware Group
                     of Funds (November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 103 filed December 29, 1995.

           (7) Bonus, Profit Sharing, Pension Contracts.

                 (a) Amended and Restated Profit Sharing Plan
                     (November 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 102 filed November 22, 1995.

                 (b) Amendment to Profit Sharing Plan (December 21,
                     1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 104 filed December 24, 1996.

           (8) Custodian Agreements.

                 (a) Executed Custodian Agreement (May 1, 1996)
                     between The Chase Manhattan Bank and the Registrant on behalf of Delaware Fund and Devon Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 104 filed December 24, 1996.

                         (i) Amendment (November 1997) to Custodian
                             Agreement between The Chase Manhattan Bank and the Registrant on behalf of Delaware Fund and Devon Fund attached as Exhibit.





PART C - Other Information
(Continued)

                 (b) Form of Securities Lending Agreement between
                     The Chase Manhattan Bank and the Registrant on behalf of Delaware Fund and Devon Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed December 24, 1996.

           (9) Other Material Contracts.

                 (a) Executed Shareholders Services Agreement (June
                     29, 1988) between Delaware Service Company, Inc. and the Registrant on behalf of Delaware Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed December 24, 1996.

                        (i) Amended Schedule A (January 1, 1997) to
                            Shareholders Services Agreement between
                            Delaware Service Company, Inc. and the
                            Registrant on behalf of Delaware Fund
                            attached as Exhibit.

                       (ii) Amended Schedule A (July 1, 1997) to
                            Shareholders Services Agreement between
                            Delaware Service Company, Inc. and the
                            Registrant on behalf of Delaware Fund
                            attached as Exhibit.

                      (iii) Amended Schedule A (October 14, 1997)
                            to Shareholders Services Agreement between
                            Delaware Service Company, Inc. and the
                            Registrant on behalf of Delaware Fund
                            attached as Exhibit.

                 (b) Executed Shareholders Services Agreement
                     (December 29, 1993) between Delaware Service Company, Inc. and the Registrant on behalf of Devon Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed December 24, 1996.

                         (i) Amended Schedule A (January 1, 1997) to
                             Shareholders Services Agreement between
                             Delaware Service Company, Inc. and the
                             Registrant on behalf of Devon Fund
                             attached as Exhibit.

                        (ii) Amended Schedule A (July 1, 1997) to
                             Shareholders Services Agreement between
                             Delaware Service Company, Inc. and the
                             Registrant on behalf of Devon Fund
                             attached as Exhibit.

                       (iii) Amended Schedule A (October 14, 1997)
                             to Shareholders Services Agreement between
                             Delaware Service Company, Inc. and the
                             Registrant on behalf of Devon Fund
                             attached as Exhibit.





PART C - Other Information
(Continued)

                 (c) Executed Delaware Group of Funds Fund
                     Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of Delaware Fund and Devon Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed December 24, 1996.

                 (d) Executed Amendment No. 3 (December 27, 1996)
                     to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                 (e) Executed Amendment No. 4 (February 24, 1997)
                     to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                 (f) Executed Amendment No. 4A (April 14, 1997) to Delaware
                     Group of Funds Fund Accounting Agreement attached as
                     Exhibit.

                 (g) Executed Amendment No. 5 (May 1, 1997) to Delaware
                     Group of Funds Fund Accounting Agreement attached as
                     Exhibit.

                 (h) Executed Amendment No. 6 (July 21, 1997) to Delaware
                     Group of Funds Fund Accounting Agreement attached as
                     Exhibit.

           (10) Opinion of Counsel.  Inapplicable.

           (11) Consent of Auditors.  Attached as Exhibit.

        (12-13) Inapplicable.

           (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 97 filed October 28, 1993 and Post-Effective Amendment No. 102 filed November 22, 1995.

         **(15) Plans under Rule 12b-1.

                 (a) Executed Plan under Rule 12b-1 (November 29,
                     1995) for Delaware Fund A Class incorporated into this filing by reference to Post-Effective Amendment No. 103 filed December 29, 1995.

                 (b) Executed Plan under Rule 12b-1 (November 29,
                     1995) for Delaware Fund B Class incorporated into this filing by reference to Post-Effective Amendment No. 103 filed December 29, 1995.

                 (c) Executed Plan under Rule 12b-1 (November 29,
                     1995) for Delaware Fund C Class incorporated into this filing by reference to Post-Effective Amendment No. 103 filed December 29, 1995.


**Relates to Class A, B and C Shares of each Fund of the Registrant.







PART C - Other Information
(Continued)

                 (d) Executed Plan under Rule 12b-1 (November 29,
                     1995) for Devon Fund A Class incorporated into this filing by reference to Post-Effective Amendment No. 103 filed December 29, 1995.

                 (e) Executed Plan under Rule 12b-1 (November 29,
                     1995) for Devon Fund B Class incorporated into this filing by reference to Post-Effective Amendment No. 103 filed December 29, 1995.

                 (f) Executed Plan under Rule 12b-1 (November 29,
                     1995) for Devon Fund C Class incorporated into this filing by reference to Post-Effective Amendment No. 103 filed December 29, 1995.

             (16) Schedules of Computation for each Performance Quotation.

                 (a) Incorporated into this filing by reference to
                     Post-Effective Amendment No. 102 filed November 22, 1995, Post-Effective Amendment No. 103 filed December 29, 1995 and Post-Effective Amendment No. 104 filed December 24, 1996.

                 (b) Schedules of Computation for each Performance
                     Quotation for periods not previously shown attached as Exhibit.

             (17) Financial Data Schedules.  Attached as Exhibit.

             (18) Plan under Rule 18f-3.

                 (a) Plan under Rule 18f-3 (September 18, 1997)
                     attached as Exhibit.

                 (b) Amended Appendix A to Plan under Rule 18f-3 attached as
                     Exhibit.

             (19) Other: Directors' Power of Attorney.

                 (a) Incorporated into this filing by reference to Post-
                     Effective Amendment No. 102 filed November 22, 1995

                 (b) Power of Attorney for Thomas F. Madison and Jeffrey J.
                     Nick attached as Exhibit.

Item 25. Persons Controlled by or under Common Control with
Registrant.  None.





PART C - Other Information
(Continued)

Item 26. Number of Holders of Securities.

              (1)                                  (2)
                                                 Number of
      Title of Class                             Record Holders

      Delaware Group Equity Funds I, Inc.'s
      Delaware Fund series:

      Delaware Fund A Class
      Common Stock Par Value                     23,449 Accounts as of
      $1.00 Per Share                            November 30, 1997

      Delaware Fund B Class
      Common Stock Par Value                     1,347 Accounts as of
      $1.00 Per Share                            November 30, 1997

      Delaware Fund C Class
      Common Stock Par Value                     343 Accounts as of
      $1.00 Per Share                            November 30, 1997

      Delaware Fund Institutional Class
      Common Stock Par Value                     62 Accounts as of
      $1.00 Per Share                            November 30, 1997

      Delaware Group Equity Funds I, Inc.'s
      Devon Fund series:

      Devon Fund A Class
      Common Stock Par Value                     4,489 Accounts as of
      $1.00 Per Share                            November 30, 1997

      Devon Fund B Class
      Common Stock Par Value                     2,713 Accounts as of
      $1.00 Per Share                            November 30, 1997

      Devon Fund C Class
      Common Stock Par Value                     498 Accounts as of
      $1.00 Per Share                            November 30, 1997

      Devon Fund Institutional Class
      Common Stock Par Value                     15 Accounts as of
      $1.00 Per Share                            November 30, 1997

Item 27.Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 78 filed October 26, 1983 and
Post-Effective Amendment No. 102 filed November 22, 1995.






PART C - Other Information
(Continued)

Item 28. Business and Other Connections of Investment Adviser.

    Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.






PART C - Other Information
(Continued)

    The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
-------------------      --------------------------------------------------
Wayne A. Stork           Chairman of the Board, President, Chief Executive
                         Officer, Chief Investment Officer and Director of
                         Delaware Management Company, Inc.; Chairman of the
                         Board, President, Chief Executive Officer and
                         Director of DMH Corp.,  Delaware Distributors, Inc.
                         and Founders Holdings, Inc.; Chairman, Chief
                         Executive Officer and Director of Delaware
                         Management Holdings, Inc., Delaware International
                         Holdings Ltd. and Delaware International Advisers
                         Ltd.; Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Group and Delaware Capital Management,
                         Inc.; Chairman of Delaware Distributors, L.P.;
                         President and Chief Executive Officer of Delvoy,
                         Inc.; and Director of Delaware Service Company,
                         Inc. and Delaware Investment & Retirement
                         Services, Inc.

Richard G. Unruh, Jr.    Executive Vice President and Director of
                         Delaware Management Company, Inc.; Executive Vice
                         President of the Registrant, each of the other funds in the Delaware Group, Delaware Management
                         Holdings, Inc. and Delaware Capital Management,
                         Inc; and Director of Delaware International
                         Advisers Ltd.

                         Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid
                         Atlantic, Inc.since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors,
                         Metron, Inc. since 1995, 11911 Freedom Drive,
                         Reston, VA

Paul E. Suckow           Executive Vice President/Chief Investment Officer,
                         Fixed Income of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group and Delaware Management
                         Holdings, Inc.; Executive Vice President and
                         Director of Founders Holdings, Inc.; Executive
                         Vice President of Delaware Capital Management,
                         Inc.; and Director of Founders CBO Corporation

                         Director, HYPPCO Finance Company Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.






PART C - Other Information
(Continued)

Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
-------------------      -----------------------------------------------
David K. Downes          Executive Vice President, Chief Operating
                         Officer, Chief Financial Officer and Director of Delaware Management Company, Inc., DMH Corp,
                         Delaware Distributors, Inc., Founders
                         Holdings, Inc. and Delvoy, Inc.; Executive Vice
                         President, Chief Operating Officer and Chief
                         Financial Officer of the Registrant and each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., Founders
                         CBO Corporation, Delaware Capital Management,
                         Inc. and Delaware Distributors, L.P.; President,
                         Chief Executive Officer, Chief Financial Officer and Director of Delaware Service Company, Inc.;
                         President, Chief Operating Officer, Chief
                         Financial Officer and Director of Delaware
                         International Holdings Ltd.; Chairman, Chief
                         Executive Officer and Director of Delaware
                         Investment & Retirement Services, Inc.; Chairman and Director of Delaware Management Trust Company;
                         Director of Delaware International Advisers Ltd.;
                         and Vice President of Lincoln Funds Corporation

                         Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

George M. Chamberlain,   Senior Vice President, General Counsel, Secretary
Jr.                      and Director of Delaware Management Company, Inc.,
                         DMH Corp., Delaware Distributors, Inc., Delaware
                         Service Company, Inc., Founders Holdings, Inc.,
                         Delaware Capital Management, Inc., Delaware
                         Investment & Retirement Services, Inc. and Delvoy,
                         Inc.; Senior Vice President, Secretary and General
                         Counsel of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P.
                         and Delaware Management Holdings, Inc.; Senior
                         Vice President and Director of Delaware
                         International Holdings Ltd.; Executive Vice
                         President, Secretary, General Counsel and Director of Delaware Management Trust Company; Director of
                         Delaware International Advisers Ltd.; Secretary of
                         Lincoln Funds Corporation


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.








PART C - Other Information
(Continued)

Name and Principal       Positions and Offices with the Manager and its
Business Address*        Affiliates and Other Positions and Offices Held
--------------------     -------------------------------------------------
Richard J. Flannery      Senior Vice President/Corporate and International
                         Affairs of the Registrant, each of the other funds in the Delaware Group, Delaware Management
                         Holdings, Inc., DMH Corp., Delaware Management
                         Company, Inc., Delaware Distributors, Inc., Delaware
                         Distributors, L.P., Delaware Management Trust
                         Company, Delaware Capital Management, Inc.,
                         Delaware Service Company, Inc. and Delaware
                         Investment & Retirement Services, Inc.;
                         Executive Vice President/Corporate & International
                         Affairs and Director of Delaware International
                         Holdings Ltd.; Senior Vice President/ Corporate and International Affairs and Director of Founders
                         Holdings, Inc. and Delvoy, Inc.; Senior Vice
                         President of Founders CBO Corporation; and
                         Director of Delaware International Advisers Ltd.

                         Director, HYPPCO Finance Company Ltd.

                         Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA


Michael P. Bishof        Senior Vice President and Treasurer of the
                         Registrant, each of the other funds in the Delaware Group and Founders Holdings, Inc.;
                         Senior Vice President/Investment Accounting of
                         Delaware Management Company, Inc. and Delaware
                         Service Company, Inc.; Senior Vice President and
                         Treasurer/ Manager, Investment Accounting of
                         Delaware Distributors, L.P.; Assistant Treasurer of Founders CBO Corporation; and Senior Vice
                         President and Manager of Investment Accounting of Delaware International Holdings Ltd.

Joseph H. Hastings       Senior Vice President/Corporate Controller and
                         Treasurer of Delaware Management Holdings, Inc.,
                         DMH Corp., Delaware Management Company, Inc.,
                         Delaware Distributors, Inc., Delaware Capital
                         Management, Inc., Delaware Distributors, L.P.,
                         Delaware Service Company, Inc., Delaware
                         International Holdings Ltd. and Delvoy, Inc.;
                         Senior Vice President/Corporate Controller of the Registrant, each of the other funds in the Delaware Group and Founders Holdings, Inc.;
                         Executive Vice President, Chief Financial Officer and Treasurer of Delaware Management Trust Company;
                         Chief Financial Officer and Treasurer of Delaware
                         Investment & Retirement Services, Inc.; Senior
                         Vice President/Assistant Treasurer of Founders
                         CBO Corporation; and Treasurer of Lincoln Funds
                         Corporation.

Michael T. Taggart       Senior Vice President/Facilities Management and
                         Administrative Services of Delaware Management
                         Company, Inc.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.






PART C - Other Information
(Continued)

Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
--------------------     ------------------------------------------------
Douglas L. Anderson      Senior Vice President/Operations of Delaware
                         Management Company, Inc., Delaware Investment and Retirement Services, Inc. and Delaware Service
                         Company, Inc.; Senior Vice President/ Operations and Director of Delaware Management Trust Company

James L. Shields         Senior Vice President/Chief Information Officer
                         of Delaware Management Company, Inc., Delaware
                         Service Company, Inc. and Delaware Investment &
                         Retirement Services, Inc.

Eric E. Miller           Vice President, Assistant Secretary and Deputy
                         General Counsel of the Registrant and each of the other funds in the Delaware Group, Delaware
                         Management Company, Inc., Delaware Management
                         Holdings, Inc., DMH Corp., Delaware Distributors,
                         L.P., Delaware Distributors Inc., Delaware Service
                         Company, Inc., Delaware Management Trust Company,
                         Founders Holdings, Inc., Delaware Capital
                         Management, Inc. and Delaware Investment &
                         Retirement Services, Inc.; and Vice President and Assistant Secretary of Delvoy, Inc.

Richelle S. Maestro      Vice President and Assistant Secretary of
                         Delaware Management Company, Inc., the
                         Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc.,
                         Delaware Distributors, L.P., Delaware Distributors,
                         Inc., Delaware Service Company, Inc., DMH Corp.,
                         Delaware Management Trust Company, Delaware
                         Capital Management, Inc., Delaware Investment
                         & Retirement Services, Inc., Founders Holdings,
                         Inc. and Delvoy, Inc.; Vice President and
                         Secretary of Delaware International Holdings Ltd.;
                         and Secretary of Founders CBO Corporation;

                         Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus(1)         Vice President/Assistant Controller of Delaware
                         Management Company, Inc. and Delaware Management
                         Trust Company

Bruce A. Ulmer           Vice President/Director of LNC Internal Audit
                         of Delaware Management Company, Inc., the
                         Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                         Inc., DMH Corp., Delaware Management Trust
                         Company and Delaware Investment & Retirement
                         Services, Inc.; Vice President/Director of
                         Internal Audit of Delvoy, Inc.



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.





PART C - Other Information
(Continued)

Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
-------------------      -----------------------------------------------
Steven T. Lampe          Vice President/Taxation of Delaware Management
                         Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                         Management Holdings, Inc., DMH Corp., Delaware
                         Distributors, L.P., Delaware Distributors, Inc.,
                         Delaware Service Company, Inc., Delaware
                         Management Trust Company, Founders Holdings, Inc.,
                         Founders CBO Corporation, Delaware Capital
                         Management, Inc., Delaware Investment & Retirement
                         Services, Inc. and Delvoy, Inc.

Christopher Adams        Vice President/Strategic Planning of Delaware
                         Management Company, Inc. and Delaware Service
                         Company, Inc.

Susan L. Hanson          Vice President/Strategic Planning of Delaware
                         Management Company, Inc. and Delaware Service
                         Company, Inc.

Dennis J. Mara(2)        Vice President/Acquisitions of Delaware
                         Management Company, Inc.

Scott Metzger            Vice President/Business Development of Delaware
                         Management Company, Inc. and Delaware Service
                         Company, Inc.

Lisa O. Brinkley         Vice President/Compliance of Delaware Management
                         Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware
                         Distributors, L.P., Delaware Distributors, Inc.,
                         Delaware Service Company, Inc., Delaware Management
                         Trust Company, Delaware Capital Management, Inc.
                         and Delaware Investment & Retirement Services,
                         Inc.; Vice President of Delvoy, Inc.

Rosemary E. Milner       Vice President/Legal Registrations of Delaware
                         Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                         Distributors, L.P. and Delaware Distributors, Inc.

Mary Ellen Carrozza      Vice President/Client Services of Delaware
                         Management Company, Inc. and the Registrant

Gerald T. Nichols        Vice President/Senior Portfolio Manager of
                         Delaware Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group;
                         Vice President of Founders Holdings, Inc.; and
                         Treasurer, Assistant Secretary and Director of
                         Founders CBO Corporation

Paul A. Matlack          Vice President/Senior Portfolio Manager of
                         Delaware Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group;
                         Vice President of Founders Holdings, Inc.; and
                         President and Director of Founders CBO Corporation.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.






PART C - Other Information
(Continued)

Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------
Gary A. Reed             Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital
                         Management, Inc.

Patrick P. Coyne         Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware
                         Group and Delaware Capital Management, Inc.

Roger A. Early           Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery(3)    Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware Group

George H. Burwell        Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group

John B. Fields           Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., each of the equity funds in the Delaware Group and Delaware Capital
                         Management, Inc.

Gerald S. Frey(4)        Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc. and each of the equity funds in the Delaware Group

Christopher Beck(5)      Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc. and each of the equity funds in the Delaware Group

Elizabeth H. Howell(6)   Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc. and the Delaware-Voyageur
                         Tax-Free Minnesota Intermediate, Delaware-Voyageur
                         Minnesota Insured, Delaware-Voyageur Tax-Free
                         Minnesota, Delaware-Voyageur Tax-Free Idaho,
                         Delaware-Voyageur Tax-Free Kansas, Delaware-Voyageur
                         Tax-Free Missouri, Delaware-Voyageur Tax-Free Oregon,
                         Delaware-Voyageur Tax-Free Washington, Delaware-
                         Voyageur Tax-Free Iowa and Delaware-Voyageur Tax-Free
                         Wisconsin Funds

Andrew M. McCullagh(7)   Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc. and the Delaware-Voyageur
                         Tax-Free Arizona Insured, Delaware-Voyageur Tax-Free
                         Arizona, Delaware-Voyageur Tax-Free California
                         Insured, Delaware-Voyageur Tax-Free Colorado,
                         Delaware-Voyageur Tax-Free New Mexico, Delaware-
                         Voyageur Tax-Free North Dakota and Delaware-Voyageur
                         Tax-Free Utah Funds.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.





PART C - Other Information
(Continued)

Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
-------------------      -----------------------------------------------
Babak Zenouzi            Vice President/Senior Portfolio Manager of
                         Delaware Management Company, Inc. and each of the equity funds and the closed-end funds in the Delaware Group

Paul Grillo              Vice President/Portfolio Manager of Delaware
                         Management Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware Group

Marshall T. Bassett      Vice President/Portfolio Manager of Delaware
                         Management Company, Inc. and each of the equity funds in the Delaware Group

John Heffern             Vice President/Portfolio Manager of Delaware
                         Management Company, Inc. and each of the equity funds in the Delaware Group

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

(1) SENIOR MANAGER, Ernst & Young LLP prior to December 1996.

(2) CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR,FINANCIAL PLANNING, Decision One prior to March 1996.

(3) INVESTMENT OFFICER, Travelers Insurance prior to January 1997.

(4) SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.

(5) SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.

(6) SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.

(7) SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.

Item 29. Principal Underwriters.

    (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.
    (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal    Positions and Offices     Positions and Offices
Business Address *    with Underwriter          with Registrant

Delaware              General Partner           None
Distributors, Inc.

Delaware Management
Company, Inc.         Limited Partner           Investment Manager

Delaware Capital
Management, Inc.      Limited Partner           None

Wayne A. Stork        Chairman                  Chairman

Bruce D. Barton       President and Chief       None
                      Executive Officer

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.





PART C - Other Information
(Continued)

Name and Principal     Positions and Offices     Positions and Offices
Business Address *     with Underwriter          with Registrant

David K. Downes        Senior Vice President,    Executive Vice President/
                       Chief Administrative      Chief Operating Officer/
                       Officer and Chief         Chief Financial
                       Financial Officer         Officer

George M.              Senior Vice President/   Senior Vice President/
Chamberlain, Jr.       Secretary/General        Secretary/General
                       Counsel                  Counsel

Terrence P.            Senior Vice President/    None
Cunningham             Financial Institutions

Thomas E. Sawyer       Senior Vice President/    None
                       National Sales Director

Dana B. Hall           Senior Vice President/    None
                       Key Accounts

Mac McAuliffe          Senior Vice President/    None
                       Sales Manager,
                       Western Division

William F. Hostler     Senior Vice President/    None
                       Marketing Services

J. Chris Meyer         Senior Vice President/    None
                       Director Product
                       Management

Stephen H. Slack       Senior Vice President/    None
                       Wholesaler

William M.             Senior Vice President/    None
Kimbrough              Wholesaler

Daniel J. Brooks       Senior Vice President/    None
                       Wholesaler

Richard J. Flannery    Senior Vice President/    Senior Vice President/
                       Corporate and             Corporate and
                       International Affairs     International Affairs

Bradley L. Kolstoe     Senior Vice President/    None
                       Western Division
                       Sales Manager

Henry W. Orvin         Senior Vice President/    None
                       Eastern Division
                       Sales Manager -
                       Wire/Regional Channel

Michael P. Bishof      Senior Vice President     Senior Vice President/
                       and Treasurer/Manager,    Treasurer
                       Investment Accounting

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.






PART C - Other Information
(Continued)

Name and Principal     Positions and Offices     Positions and Offices
Business Address *     with Underwriter          with Registrant

Joseph H. Hastings     Senior Vice President/    Senior Vice President/
                       Corporate Controller      Corporate Controller
                       & Treasurer

Eric E. Miller         Vice President/Assistant  Vice President/Assistant
                       Secretary/Deputy          Secretary/Deputy
                       General Counsel           General Counsel

Richelle S. Maestro    Vice President/           Vice President/
                       Assistant Secretary       Assistant Secretary

Steven T. Lampe        Vice President/Taxation   Vice President/Taxation

Lisa O. Brinkley       Vice President/           Vice President/
                       Compliance                Compliance

Rosemary E. Milner     Vice President/           Vice President/
                       Legal Registrations       Legal Registrations

Daniel H. Carlson      Vice President/           None
                       Strategic Marketing

Diane M. Anderson      Vce President/            None
                       Plan Record Keeping
                       and Administration

Anthony J. Scalia      Vice President/           None
                       Defined Contribution
                       Sales, SW Territory

Courtney S. West       Vice President/           None
                       Defined Contribution
                       Sales, NE Territory

Denise F. Guerriere    Vice President/           None
                       Client Services

Gordon E. Searles      Vice President/           None
                       Client Services

Julia R. Vander Els    Vice President/           None
                       Participant Services

Jerome J. Alrutz       Vice President/           None
                       Retail Sales

Joanne A.              Vice President/New
Mettenheimer           Business Development      None

Scott Metzger          Vice President/           Vice President/
                       Business Development      Business Development

* Business address of each is 1818 Market Street, Philadelphia, PA. 19103.






PART C - Other Information
(Continued)

Name and Principal     Positions and Offices     Positions and Offices
Business Address *     with Underwriter          with Registrant

Stephen C. Hall        Vice President/           None
                       Institutional Sales

Gregory J. McMillan    Vice President/           None
                       National Accounts

Christopher H.         Vice President/Manager,   None
Price                  Insurance

Stephen J. DeAngelis   Vice President/Product    None
                       Development

Andrew W. Whitaker     Vice President/           None
                       Financial Institutions

Jesse Emery            Vice President/Marketing  None
                       Communications

Darryl S. Grayson      Vice President, Broker/   None
                       Dealer Internal Sales

Susan T. Friestedt     Vice President/           None
                       Client Service

Dinah J. Huntoon       Vice President/Product    None
                       Manager Equity

Soohee Lee             Vice President/           None
                       Fixed Income
                       Product Management

Michael J. Woods       Vice President/           None
                       UIT Product
                       Management

Ellen M. Krott         Vice President/Marketing  None

Dale L. Kurtz          Vice President/           None
                       Marketing Support

Holly W. Reimel        Vice President/Manager,   None
                       Key Accounts

David P. Anderson      Vice President/Wholesaler None

Lee D. Beck            Vice President/Wholesaler None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.






PART C - Other Information
(Continued)


Name and Principal     Positions and Offices     Positions and Offices
Business Address *     with Underwriter          with Registrant

Gabriella Bercze       Vice President/           None
                       Wholesaler

Terrence L. Bussard    Vice President/           None
                       Wholesaler

William S. Carroll     Vice President/           None
                       Wholesaler

William L.             Vice President/           None
Castetter              Wholesaler

Thomas J. Chadie       Vice President/           None
                       Wholesaler

Thomas C.              Vice President/           None
Gallagher              Wholesaler

Douglas R. Glennon     Vice President/           None
                       Wholesaler
Ronald A. Haimowitz    Vice President/           None
                       Wholesaler

Christopher L.         Vice President/           None
Johnston               Wholesaler

Michael P. Jordan      Vice President/Wholesaler None

Jeffrey A. Keinert     Vice President/Wholesaler None

Thomas P. Kennett       Vice President/ Wholesaler None

Debbie A. Marler       Vice President/Wholesaler None

Nathan W. Medin        Vice President/Wholesaler None

Roger J. Miller        Vice President/Wholesaler None

Patrick L. Murphy      Vice President/Wholesaler None

Stephen C. Nell        Vice President/Wholesaler None

Julia A. Nye           Vice President/Wholesaler None

Joseph T. Owczarek     Vice President/Wholesaler None

Mary Ellen             Vice President/Wholesaler None
Pernice-Fadden

Mark A. Pletts         Vice President/Wholesaler None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.






PART C - Other Information
(Continued)

Name and Principal     Positions and Offices     Positions and Offices
Business Address *     with Underwriter          with Registrant

Philip G. Rickards     Vice President/           None
                       Wholesaler

Laura E. Roman         Vice President/           None
                       Wholesaler

Linda Schulz           Vice President/           None
                       Wholesaler

Edward B. Sheridan     Vice President/           None
                       Wholesaler

Robert E. Stansbury    Vice President/           None
                       Wholesaler

Julia A. Stanton       Vice President/           None
                       Wholesaler

Larry D. Stone         Vice President/           None
                       Wholesaler

Edward J. Wagner       Vice President/           None
                       Wholesaler

Wayne W. Wagner        Vice President/           None
                       Wholesaler

John A. Wells          Vice President/           None
                       Marketing Technology

Scott Whitehouse       Vice President/           None
                       Wholesaler

Frank C. Tonnemaker    Vice President            None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

   (c) Not Applicable.

Item 30. Location of Accounts and Records.

   All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce
   Square, Philadelphia, PA 19103.





PART C - Other Information
(Continued)

Item 31. Management Services.  None.

Item 32. Undertakings.

    (a) Not Applicable.

    (b) Not Applicable.

    (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

    (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 19th day of December, 1997.

       DELAWARE GROUP EQUITY FUNDS I, INC.


       By /s/ Wayne A. Stork
       Wayne A. Stork
       Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                            TITLE                         DATE


/s/ Wayne A. Stork         *  Chairman of the Board         December 19, 1997
----------------------------  and Director
Wayne A. Stork

                              Executive Vice President/
                              Chief Operating Officer/
                              Chief Financial Officer
/s/ David K. Downes        *  (Principal Financial          December 19, 1997
----------------------------  Officer and Principal
David K. Downes               Accounting Officer)

/s/Walter P. Babich        *  Director                      December 19, 1997
----------------------------
Walter P. Babich

/s/Anthony D. Knerr        *  Director                      December 19, 1997
----------------------------
Anthony D. Knerr

/s/Ann R. Leven            *  Director                      December 19, 1997
----------------------------
Ann R. Leven

/s/W. Thacher Longstreth   *  Director                      December 19, 1997
----------------------------
W. Thacher Longstreth

/s/Thomas F. Madison       *  Director                      December 19, 1997
----------------------------
Thomas F. Madison

/s/Jeffrey J. Nick         *  Director                      December 19, 1997
----------------------------
Jeffrey J. Nick

/s/Charles E. Peck         *  Director                      December 19, 1997
----------------------------
Charles E. Peck

                     *By /s/ Wayne A. Stork
                         Wayne A. Stork
                     as Attorney-in-Fact for
                  each of the persons indicated

               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC  20549



















                            Exhibits

                               to

                            Form N-1A



















     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        INDEX TO EXHIBITS


Exhibit No.   Exhibit

EX-99.B1C     Executed Articles of Amendment (December 1996)

EX-99.B8AI    Amendment (November 1997) to Custodian Agreement
              (May 1, 1996) between The Chase Manhattan Bank and the Registrant on behalf of Delaware Fund and Devon
              Fund

EX-99.B9AI    Amended Schedule A (January 1, 1997) to Shareholders
              Services Agreement between Delaware Service Company,
              Inc. and the Registrant on behalf of Delaware Fund

EX-99.B9AII   Amended Schedule A (July 1, 1997) to Shareholders
              Services Agreement between Delaware Service Company,
              Inc. and the Registrant on behalf of Delaware Fund

EX-99.B9AIII  Amended Schedule A (October 14, 1997) to
              Shareholders Services Agreement  between Delaware
              Service Company, Inc. and the Registrant on behalf of Delaware Fund

EX-99.B9BI    Amended Schedule A (January 1, 1997) to Shareholders
              Services Agreement between Delaware Service Company,
              Inc. and the Registrant on behalf of Devon Fund

EX-99.B9BII   Amended Schedule A (July 1, 1997) to Shareholders
              Services Agreement between Delaware Service Company,
              Inc. and the Registrant on behalf of Devon Fund

EX-99.B9BIII  Amended Schedule A (October 14, 1997) to
              Shareholders Services Agreement  between Delaware
              Service Company, Inc. and the Registrant on behalf of Devon Fund

EX-99.B9D     Executed Amendment No. 3 (December 27, 1996) to
              Delaware Group of Funds Fund Accounting Agreement

EX-99.B9E     Executed Amendment No. 4 (February 24, 1997) to
              Delaware Group of Funds Fund Accounting Agreement

EX-99.B9F     Executed Amendment No. 4A (April 14, 1997) to
              Delaware Group of Funds Fund  Accounting Agreement

EX-99.B9G     Executed Amendment No. 5 (May 1, 1997) to Delaware
              Group of Funds Fund  Accounting Agreement

EX-99.B9H     Executed Amendment No. 6 (July 21, 1997) to Delaware
              Group of Funds Fund  Accounting Agreement

EX-99.B11     Consent of Auditors

EX-99.B16B    Schedules of Computation for periods not previously filed


                        INDEX TO EXHIBITS
                           (Continued)


Exhibit No.   Exhibit

EX-27         Financial Data Schedules

EX-99.B18A    Plan under Rule 18f-3 (September 18, 1997)

EX-99.B18B    Amended Appendix A to Plan under Rule 18f-3

EX-99.B19B    Power of Attorney for Thomas F. Madison and Jeffrey J. Nick





                                                                    EX-99.B1C
                                                          Exhibit 24(b)(1)(c)


               DELAWARE GROUP DELAWARE FUND, INC.

                   ARTICLES OF AMENDMENT
                            TO
                 ARTICLES OF INCORPORATION


  DELAWARE GROUP DELAWARE FUND, INC., a Maryland corporation having its principal office in Baltimore, Maryland (hereinafter called the "Corporation"), hereby certifies to the State
Department of Assessments and Taxation of Maryland that:

  FIRST: The Corporation is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

  SECOND: The first sentence of ARTICLE SECOND of the Articles of Incorporation, as amended and supplemented, is hereby amended to read as follows:

         SECOND: The name of the corporation is Delaware
                 Group Equity Funds I, Inc.

  THIRD: The Articles of Incorporation of the Corporation, as amended and supplemented, are further amended by changing the name of the Corporation's Common Stock Series (the "Series"), to the Delaware Fund series, and by deleting the old series name from the Articles of Incorporation, as amended and supplemented to date, and inserting in lieu thereof the new series name as changed hereby.

  FOURTH: The Articles of Incorporation of the Corporation, as amended and supplemented, are further amended by changing the name of the Delaware Fund class of shares of the Series to the Delaware Fund A Class of shares; by changing the name of the Delaware Fund (Institutional) class of shares of the Series to the Delaware Fund Institutional Class of shares; and by deleting the old names of such classes from the Articles of Incorporation, as amended and supplemented to date, and inserting in lieu thereof, the new names of such classes as changed hereby.

  The name of the other two classes of Common Stock of the Series, the Delaware Fund B Class and the Delaware Fund C Class, shall remain unchanged.

  FIFTH: The amendments to the Articles of Incorporation of the Corporation as set forth above have been duly approved by a majority of the entire Board of Directors of the Corporation as required by law and are limited to changes permitted by Section 2-605(a)(4) of the Maryland General Corporation Law to be made without action by the stockholders of the Corporation.
  SIXTH: The amendments to the Articles of Incorporation of the Corporation as set forth above do not change the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of the shares that are the subject of the name changes.

  SEVENTH: These Articles of Amendment shall become effective at 5:00 P.M. on February 10, 1997.

  IN WITNESS WHEREOF, DELAWARE GROUP DELAWARE FUND, INC. has caused these Articles of Amendment to be signed on its name and on its behalf by its Assistant Vice-President and attested by its Assistant Secretary on February 7, 1997.


               DELAWARE GROUP DELAWARE FUND, INC.


               By:  /S/David P. O'Connor
                    ---------------------
                    David P. O'Connor
                    Assistant Vice President


Attest:



/S/Eric E. Miller
----------------------
Eric E. Miller
Assistant Secretary


  THE UNDERSIGNED, Assistant Vice President of DELAWARE GROUP DELAWARE FUND, INC., who executed on behalf of said Corporation the foregoing Articles of Amendment, of which this certificate is made a part, hereby acknowledges, in the name and on behalf of said Corporation, the foregoing Articles of Amendment to be the corporate act of said Corporation and further certifies that, to the best of his knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.



               /S/David P. O'Connor
               ---------------------
               David P. O'Connor
               Assistant Vice President






                                                                   EX-99.B8AI
                                                       EXHIBIT 24(b)(8)(a)(i)

     AMENDMENT, dated November 20, 1997 to the May 1, 1996 custody agreement ("Agreement"), between those registered investment companies listed on Schedule A to the Agreement (each a "Customer"), having a place of business at 1818 Market Street, Philadelphia, PA 19103 and The Chase Manhattan Bank ("Bank"), having a place of business at 270 Park Ave., New York, N.Y. 10017-2070.

     It is hereby agreed as follows:

     Section 1. Except as modified hereby, the Agreement is confirmed in all respects. Capitalized terms used herein without definition shall have the meanings ascribed to them in the Agreement.

     Section 2. The Agreement is amended by deleting the mutual fund rider thereto and inserting, in lieu thereof, the following mutual fund rider:

     1. Add a new Section 15 to the Agreement as follows:

     15.  COMPLIANCE WITH SEC RULE 17F-5 ("RULE 17F-5").

     (a) Customer's board of directors (or equivalent body) (hereinafter "Board") hereby delegates to Bank, and Bank hereby accepts the delegation to it, of the obligation to perform as Customer's "Foreign Custody Manager" (as that term is defined in Rule 17f-5(a)(2)) adopted under the Investment Company Act of 1940 ("Act"), as amended ("1940 Act"), the following responsibilities in a manner consistent with Rule 17f-5, to: (i) select Eligible Foreign Custodians (as that term is defined in Rule 17f-5(a)(1), and as the same may be amended from time to time, or that have otherwise been made exempt pursuant to an SEC exemptive order); (ii) enter into written contracts with such Eligible Foreign Custodians that are banks or trust companies and with Eligible Foreign Custodians that are "Securities Depositories" (as defined in Rule 17f-5(a)(6)) and that are not Compulsory Depositories (as defined below) where the Depository has such a contract; and (iii) to monitor the appropriateness of maintaining Assets of the series of the Customer with such Eligible Foreign Custodians; provided that, Bank shall not be responsible for these duties with respect to any compulsory Securities Depository ("Compulsory Depository"). A Compulsory Depository shall mean a Securities Depository or clearing agency the use of which is compulsory because: (1) its use is required by law or regulation or (2) maintaining securities outside the depository is not consistent with prevailing custodial practices in the country which the Depository serves. Compulsory Depositories used by Chase as of the date hereof are set forth in Appendix 1-A hereto. Appendix 1-A may be amended on notice to Customer from time to time. In that connection, Bank shall notify Customer promptly of pending changes to Appendix 1-A.

     (b) In connection with the foregoing, Bank shall:

     (i) provide written reports to Customer's Board upon the placement of Assets with a particular Eligible Foreign Custodian and of any Material Change (as defined below) in the arrangements with such Eligible Foreign Custodians, with such reports to be provided to Customer's Board at such times as the Board deems reasonable and appropriate based on the circumstances of Customer's foreign custody arrangements (and until further notice from Customer such reports shall be provided within 30 days after Bank becomes aware of any such Material Change. For purposes of the foregoing, a Material Change shall include, but shall not be limited to, Bank's decision to remove Customer's Assets from a particular Eligible Foreign Custodian, an event that has a material adverse affect on an Eligible Foreign Custodian's financial or operational strength, any non-compliance by an Eligible Foreign Custodian with a "Material Term" of Bank's subcustodian agreement with such Eligible Foreign Custodian (as defined below) or any failure by an Eligible Foreign Custodian to meet the requirements for its status as such under Rule 17f-5. A Material Term shall mean a term which provides that (a) the Customer will be adequately indemnified or its Assets adequately insured, or an adequate combination thereof, in the event of loss; (b) the Assets of the Series will not be subject to any right, charge, security interest, lien or claim of any kind in favor of an Eligible Foreign Custodian or such Eligible Foreign Custodian's creditors, except a claim of payment for their safe custody or administration, or in the case of cash deposits, liens or rights in favor of creditors of the Eligible Foreign Custodian arising under bankruptcy, insolvency or similar laws; (c) beneficial ownership for the Assets of the Series will be freely transferable without the payment of money or value other than for safe custody or administration of the Assets of the Series; (d) adequate records will be maintained identifying the Assets as belonging to the Customer or the Series or as being held by a third party for the benefit of the Customer or the Series;
     (e) the independent auditors for the Customer will be given access to those records or confirmation of the contents of those records; and (f) the Customer will receive periodic reports with respect to the safekeeping of the Series' Assets, including, but not necessarily limited to, notification of any transfer to or from the Customer's account or a third party account containing Assets held for the benefit of the Customer. In addition, in the event that a contract with an Eligible Foreign Custodian does not include any or all of the terms described in (a) through (f) of this paragraph 15(b)(i), a Material Term shall mean a term which, in the Bank's judgment, if not complied with, would cause the contract not to provide the same or greater level of care and protection for Customer's Assets than if the contract contained the provisions described in (a) through (f) of this paragraph 15(b)(i).

     (ii) exercise such reasonable care, prudence and diligence in performing as Customer's Foreign Custody Manager as a person having responsibility for the safekeeping of Assets would exercise;

     (iii) in selecting an Eligible Foreign Custodian, first have determined that Assets placed and maintained in the safekeeping of such Eligible Foreign Custodian shall be subject to reasonable care, based on the standards applicable to custodians in the relevant market, after having considered all factors relevant to the safekeeping of such Assets, including, without limitation, those factors set forth in Rule 17f-5(c)(1)(i)-(iv);

     (iv) determine that the written contract with the Eligible Foreign Custodian (or, in the case of an Eligible Foreign Custodian that is a Securities Depository or clearing agency, such contract, the rules or established practices or procedures of the depository, or any combination of the foregoing) requires that the Eligible Foreign Custodian will provide reasonable care for Assets based on the standards applicable to custodians in the relevant market.

     (v) have established a system to monitor the continued appropriateness of maintaining Assets with particular Eligible Foreign Custodians based on the standards set forth herein and of the governing contractual arrangements based on the standards set forth in Rule 17f-5(c)(2), as it may be amended from time to time.

Subject to (b)(i)-(v) above, Bank is hereby authorized to place and maintain Assets on behalf of Customer with Eligible Foreign Custodians pursuant to a written contract which either contains the terms described in Rule 17f-5(c)(2)(i) or which, in lieu of any or all of the terms described in Rule 17f-5(c)(2)(i), contains such other provisions which the Bank determines will provide in their entirety, the same or a greater level of care and protection for the Customer's Assets as the provisions of Rule 17f-5(c)(2)(i) in their entirety. The written contract shall be in such form as deemed appropriate by Bank. In addition, with respect to Eligible Foreign Custodians that are non-compulsory Securities Depositories, reliance may be had on such a contract, the rules or established practices and procedures of such Depository or any combination thereof.

     (c) Except as expressly provided herein, Customer shall be solely responsible to assure that the maintenance of Assets hereunder complies with the rules, regulations, interpretations and exemptive orders promulgated by or under the authority of the SEC which are applicable to Fund's business or which have been granted to Fund. Bank shall advise Customer of any exemptive orders which it obtains which may have an impact on Bank's relationship with Customer.

     (d) Bank represents to Customer that it is a U.S. Bank as defined in Rule 17f-5(a)(7). Customer represents to Bank that:
(1) the Assets being placed and maintained in Bank's custody are subject to the 1940 Act, as the same may be amended from time to time; (2) its Board has determined that it is reasonable to rely on Bank to perform as Customer's Foreign Custody Manager. Nothing contained herein shall require Bank, on Customer's behalf, to make any selection regarding countries in which Customer invests or to engage in any monitoring of Customer's decision to invest in any particular country in which Bank selects , contracts and monitors Eligible Foreign Custodians, as Customer's Foreign Custody Manager pursuant to the Agreement.

     (e) Bank shall provide to Customer such information as is specified in Appendix 1-B hereto. Customer hereby acknowledges that: (i) such information is solely designed to inform Customer of market conditions and procedures, but is not intended to influence Customer's investment decisions; and (ii) Bank has gathered the information from sources it considers reliable, but that Bank shall have no responsibility for inaccuracies or incomplete information except to the extent that Bank was negligent in selecting the sources of such information.

     2. Add the following after the first sentence of Section 3 of the Agreement:

     At the request of Customer, Bank may, but need not, add to Schedule A an Eligible Foreign Custodian that is either a bank or a non-Compulsory Depository where Bank has not acted as Foreign Custody Manager with respect to the selection thereof. Bank shall notify Customer in the event that it elects not to add any such entity.


     3. Add the following language to the end of Section 3 of the Agreement:

     The term Subcustodian as used herein shall mean the following:

     (a) a "U.S. Bank," which shall mean a U.S. bank as defined in Rule 17f-5(a)(7); and
     (b) with respect to Securities for which the primary market is outside the U.S. an "Eligible Foreign Custodian," shall mean (i) a banking institution or trust company, incorporated or organized under the laws of a country other than the United States, that is regulated as such by that country's government or an agency thereof, (ii) a majority-owned direct or indirect subsidiary of a U.S. Bank or bank holding company which subsidiary is incorporated or organized under the laws of a country other than the United States; (iii) a Securities Depository or clearing agency (other than a Compulsory Depository), incorporated or organized under the laws of a country other than the United States, that acts as a system for the central handling of securities or equivalent book-entries in that country and that is regulated by a foreign financial regulatory autho rity as defined under section 2(a)(50) of the 1940 Act, (iv) a Securities Depository or clearing agency organized under the laws of a country other than the United States that acts as a transnational system ("Transnational Depository") for the central handling of securities or equivalent book-entries, and (v) any other entity that shall have been so qualified by exemptive order, rule or other appropriate action of the SEC.

     The term Subcustodian as used in Section 12(a)(i) (except the last sentence thereof) shall not include any Eligible
     Foreign Custodians as to which Bank has not acted as Foreign
     Custody Manager, any Compulsory Depository and any
     Transnational Depository.

     4. Add the following after the word "administration" at the end of Subsection 4(d)(i): "or, in the case of cash deposits, liens or rights in favor of creditors of Subcustodian arising under bankruptcy, insolvency, or similar laws".

     5. Delete all of Subsection 4(e) after the word "located" in (ii) thereof and add the word "and" between "Subcustodian" and "(ii)".

                        *********************

     IN WITNESS WHEREOF, the parties have executed this Amendment as of the date first above written.

Customer                      THE CHASE MANHATTAN BANK

By: /s/ Michael P. Bishof                By: /s/ Rosemary M. Stidmon

Name: Michael P. Bishof             Name: Rosemary M. Stidmon

Title: Senior Vice President/            Title: Vice President
     Treasurer

Date: Nov. 20, 1997                      Date: Nov. 20, 1997



                                 APPENDIX A

Delaware Group Adviser Funds, Inc.
     U.S. Growth Fund
     Overseas Equity Fund
     New Pacific Fund

Delaware Group Equity Funds I, Inc.
     Delaware Fund
     Devon Fund

Delaware Group Equity Funds II, Inc.
     Blue Chip Fund
     Quantum Fund

Delaware Group Equity Funds IV, Inc.
     DelCap Fund
     Capital Appreciation Fund

Delaware Group Equity Funds V, Inc.
     Retirement Income Fund
     Small Cap Value Fund

Delaware Pooled Trust, Inc.
     The International Equity Portfolio
     The International Fixed Income Portfolio
     The Global Equity Portfolio
     The Global Fixed Income Portfolio
     The High-Yield Bond Portfolio
     The Labor Select International Equity Portfolio
     The Real Estate Investment Trust Portfolio
     The Real Estate Investment Trust Portfolio II
     The Emerging Markets Portfolio

Delaware Group Global & International Funds, Inc.
     Emerging Markets Series
     Global Assets Series
     Global Bond Series
     Global Equity Series
     International Equity Series
     International Small Cap Series


APPENDIX A CON'T



Delaware Group Premium Fund, Inc.
     Convertible Securities Series
     Devon Series
     Emerging Markets Series
     Quantum Series
     Strategic Income Series
     Global Bond Series
     DelCap Series
     International Equity Series
     Delaware Series
     Value Series

Voyageur Mutual Funds III, Inc.
     Tax-Efficient Equity Fund









Dated:  November 20,  1997











                             Appendix 1-A

                         COMPULSORY DEPOSITORIES


Argentina     Caja de Valores                    Equity, Corporate &
                                                 Government Debt

Australia     Austraclear Ltd.                   Corporate Debt, Money
                                                 Market & Semi-Government Debt

              CHESS                              Equity
              (Clearing House Electronic Sub-
              register System)

              RITS                               Government Debt
              (Reserve Bank Information and
              Transfer System)

Austria       Oesterreichische Kontrolbank AG    Equity, Corporate +
                                                 Government Debt

Belgium       CIK                                Equity + Corporate
              (Caisse Interprofessionnelle de    Debt
              Depots et de Virements de Titres)

              Banque Nationale de Belgique       Treasury Bills +
                                                 Government Debt

Brazil        BOVESPA                            Equity
              (Bolsa de Valores de Sao Paolo)

              BVRJ                               Equity
              (Bolsa de Valores de Rio de
              Janeiro)

Canada        CDS                                Equity, Corporate +
              (Canadian Depository for           Government Debt
              Securities)

China,        SSCCRC                             Equity
Shanghai      (Shanghai Securities Central
              Clearing and Registration Corp.)

China,        SSCC                               Equity
Shenzhen      (Shenzhen Securities
              Registration Co., Ltd.)

Czech         SCP                                Equity + Long-Term
Republic      (Securities Center)                Government Debt

              TKD                                Treasury Bills +
              (Trh Kratkododich Dlluhopisu or    Money Market
              Short-Term Bond Market)

Denmark       VP                                 Equity, Corporate +
              (Vaerdipapircentralen)             Government Debt

Egypt         Misr Clearing & Sec. Dep.          Equity

Estonia       EVK                                Equity
              (Estonian Central Depository for
              Securities Ltd.)

Euromarket    Cedel & Euroclear                  Euro-Debt

Finland       CSR                                Equity + Government
              (Central Share Registry Finland)   Debt

              Helsinki Money Market Center       Money Market
              Ltd.

France        SICOVAM                            Equity + Corporate
              (Banque de France)                 Debt.


France        SATURNE                           Government Debt.
              (Banque de France)

Germany       DKV                               Equity, Corporate +
              (Deutscher Kassenverein)          Government Debt

Greece        Apothetirio Titlon A.E.           Equity

              Bank of Greece                    Government Debt

Hong Kong     CCASS                             Equity
              (Central Clearing and
              Settlement System)

              CMU                               Corporate +
              (Central Moneymarkets Unit)       Government Debt

Hungary       Keler Ltd.                        Equity + Government
                                                Debt

Ireland       CREST                             Equity

              GSO                               Government Debt
              (Gilt Settlement Office)

Israel        TASE Clearing House               Equity, Corporate +
              (Tel Aviv Stock Exchange          Government Debt
              Clearing House)

Italy         Monte Titoli                      Equity + Corporate Debt

              Bank of Italy                     Government Debt

Japan         Bank of Japan                     Registered Government
                                                Debt

Latvia        LCD                               Equity + Government
              (Latvian Central Depository)      Debt

Lebanon       Midclear                          Equity
              (Custodian and Clearing Center
              of Lebanon and the Middle East)

Luxembourg    Cedel                             Equity

Malaysia      MCD                               Equity
              (Malaysian Central Depository
              Snd Bhd)

Mauritius     CDS                               Equity
              (Central Depository System)

Mexico        Indeval                           Equity, Corporate +
              (Institucion para el Deposito     Government Debt.
              de Valores)

Morocco       Maroclear                         Equity + Corporate Debt

              Bank Al'Maghrib                   Government Debt

Netherlands   NECIGEF/KAS Associate NV          Equity, Corp. + Govt. D

              De Nederlandsche Bank N.V.        Money Market

Netherlands   NIEC                              Premium Bonds
              (Nederlands Interpforessioneel
              Effectencentrum B.V.)

New Zealand   Austraclear New Zealand           Equity, Corporate +
                                                Government Debt

Norway        VPS                               Equity, Corporate +
              (Verdipapirsentralen)             Government Debt

Oman          NONE

Pakistan      CDC                               Equity
              (Central Depository Company of
              Pakistan Ltd.)

Peru          CAVALI                            Equity
              (Caja de Valores)

Philippines   PCD                               Equity
              (Philippine Central Depository)

Poland        NDS                               Equity, Long-Term
              (National Securities              Government Debt +
              Depository)                       Vouchers

              CRT                               Treasury-Bills
              (Central Registry of Treasury-
              Bills)

Portugal      Interbolsa                        Equity, Corporate +
                                                Government Debt

Romania       SNCDD - RASDAQ                    Equity
              (National Company for Clearing,
              Settlement and Depository for
              Securities)

              Budapest Stock Exchange           Equity
              Registry

              National Bank of Romania          Treasury-Bills

Russia        MICEX                             GKO's
              (Moscow Interbank Currency        (Gosudarstvennye
              Exchange)                         Kratkosrochnye
                                                Obyazatelstva [T-
                                                Bills])

                                                OFZ's
                                                (Obligatsyi
                                                Federalnogo Zaima
                                                [Federal Loan Bonds])s

Singapore     CDP                               Equity + Corporate
              (Central Depository Pte. Ltd.)    Debt and Malaysian
                                                equities traded on CLOB

              Monetary Authority of Singapore   Government Debt

Slovak        SCP                               Equity + Government
Republic      (Stredisko Cennych Papiru)        Debt

              National Bank of Slovakia         Treasury-Bills

So. Africa    CD                                Corporate + Government
              (Central Depository)              Debt

So. Korea     KSD                               Equity, Corporate +
                                                Government Debt

Spain         SCLV                              Equity + Corporate
              (Servicio de Compensacion y       Debt.
              Liquidacion de Valores)

              CBEO                              Government Debt
              (Central Book Entry Office)

Sri Lanka     CDS                               Equity
              (Central Depository System
              (Private) Ltd.)

Sweden        VPC                               Equity, Corporate +
              (Vardepapperscentralen AB)        Government Debt

Switzerland   SEGA                              Equity, Corporate +
              (Schweizerische Effekten-Giro     Government Debt
              AG)

Taiwan        TSCD                              Equity + Government
              (Taiwan Securities Central        Debt
              Depository Co., Ltd.)

Thailand      TSDC                              Equity, Corporate +
              (Thailand Securities Depository   Government Debt
              Company Ltd.)

Tunisia       STICODEVAM                        Equity
              (Societe Tunisienne
              Interprofessionnelle pour la
              Compensation et le Depot des
              Valeurs Mobilieres)

              Ministry of Finance               Government Debt
                                                tradable on the stock
                                                exchange (BTNBs)

              Central Bank of Tunisia           Government Debt not
                                                tradable on the stock
                                                exchange (BTCs)

Turkey        Takas Bank                        Equity + Corporate
                                                Debt

              Central Bank of Turkey            Government Debt

United        CREST                             Equity + Corp. Debt
Kingdom
              CMO                               Sterling CDs & CP
              (Central Moneymarket Office)

              CGO                               Gilts
              (Central Gilts Office)

United        DTC                               Equity + Corporate
States        (Depository Trust Company)        Debt

              PTC                               Mortgage Back Debt
              (Participants Trust Company)

              Fed Book-Entry                    Government Debt.

Zambia        LuSE                              Equity + Government
              (LuSE Central Shares Depository   Debt
              Ltd.)


                           Appendix 1-B

                 Information Regarding Country Risk


     1. To aid Customer's board in its determinations regarding Country Risk, Bank shall furnish board annually and upon the initial placing of Assets into a country the following information (check items applicable):

     A    Opinions of local counsel concerning:

___       i.   Whether applicable foreign law would restrict
          the access afforded Customer's independent public accountants to books and records kept by an eligible foreign custodian located in that country.

___ ii. Whether applicable foreign law would restrict the Customer's ability to recover its assets in the event of the bankruptcy of an Eligible Foreign
          Custodian located in that country.

___ iii. Whether applicable foreign law would restrict the Customer's ability to recover assets that are lost while under the control of an Eligible
          Foreign Custodian located in the country.

     B.   Written information concerning:

___       i.   The likelihood of expropriation,
          nationalization, freezes, or confiscation of
          Customer's assets.

___ ii. Whether difficulties in converting Customer's cash and cash equivalents to U.S. dollars are reasonably foreseeable.]

     C.   A market report with respect to the following topics:

     (i) securities regulatory environment, (ii) foreign ownership restrictions, (iii) foreign exchange, (iv) securities settlement and registration, (v) taxation, and (vi) compulsory depositories (including depository evaluation).

     2.  To aid Customer's board in monitoring Country Risk,
Bank shall furnish board the following additional information:

     Market flashes, including with respect to changes in the information in market reports.





                                                                   EX-99.B9AI
                                                       Exhibit 24(b)(9)(a)(i)

                               SCHEDULE A
                               ----------

            DELAWARE GROUP EQUITY FUNDS I, INC. - DELAWARE FUND
                              (THE "FUND")

                    SHAREHOLDERS SERVICES AGREEMENT

                        COMPENSATION SCHEDULE


 1. Delaware Service Company, Inc. ("DSC") will determine and report to the Fund, at least annually, the compensation for services to be provided to the Fund for DSC's forthcoming fiscal year or period.

 2. In determining such compensation, DSC will fix and report a fee to be charged per account and/or transaction, as may be applicable, for services provided. DSC will bill, and the Fund will pay, such compensation monthly.

 3. For the period commencing on January 1, 1997, the charge will consist of two charges for all the Funds in the Delaware Group, except the Delaware Group Premium Fund, Inc. and the Delaware Pooled Trust, Inc., an annual charge and a per transaction charge for each account on the transfer agent's records and each account on an automated retirement processing system. These charges are as follows:

             A.     ANNUAL CHARGE
                    -------------

               Daily Dividend Funds               $11.00     Per Annum
---------------
               Other Funds                         $5.50     Per Annum

               Merrill Lynch - Omnibus Accounts

                  Regular Accounts                $11.00     Per Annum
                  Accounts with a Contingent
                     Deferred Sales Charge        $14.00     Per Annum

                  Networked Accounts        $3.00 - 6.00     Per Annum





                              SCHEDULE A
                              ----------

           DELAWARE GROUP EQUITY FUNDS I, INC. - DELAWARE FUND
                             (THE "FUND")

                   SHAREHOLDERS SERVICES AGREEMENT

                        COMPENSATION SCHEDULE
                              CONTINUED

            B.     TRANSACTION CHARGE

                   Transaction                              Charge
                   -----------------------------------------------

                   1.     Dividend Payment                   $0.25

                   2.     New Account                        $6.00

                   3.     Purchase:

                          a.     Wire                        $8.00
                          b.     Automated                   $1.50
                          c.     Other                       $2.60

                   4.     Transfer                           $8.00

                   5.     Certificate Issuance               $4.00

                   6.     Liquidations

                          a.     Wires                      $12.25
                          b.     Drafts                      $0.75
                          c.     Money Market Regular        $4.50
                          d.     Other Regular               $4.50

                   7.     Exchanges

                          a.     Dividend Exchanges          $3.00
                          b.     Other                      $10.00

4. For the period commencing January 1, 1997, DSC's compensation for providing services to the Delaware Group Premium Fund, Inc. (the "Premium Fund") will be $50,000 annually. DSC will bill, and the Premium Fund will pay, such compensation monthly, allocated among the current Series of the Premium Fund based on the relative percentage of assets of each Series at the time of billing and adjusted appropriately to reflect the length of time a particular Series is in operation during any billing period.

5. For the period commencing January 1, 1997, DSC's compensation for providing services to the Portfolios of Delaware Pooled Trust, Inc. (the "Trust") will be $25,000 annually. DSC will bill, and the Trust will pay, such compensation monthly allocated among the current Portfolios of the Trust based on the relative percentage of assets of each Portfolio at the time of billing and adjusted appropriately to reflect the length of time a particular Portfolio is in operation during any billing period.







                                                                  EX-99.B9AII
                                                      Exhibit 24(b)(9)(a)(ii)



                               SCHEDULE A
                               ----------

           DELAWARE GROUP EQUITY FUNDS I, INC. - DELAWARE FUND
                               (THE "FUND")

                    SHAREHOLDERS SERVICES AGREEMENT

                         COMPENSATION SCHEDULE


 1. Delaware Service Company, Inc. ("DSC") will determine and report to the Fund, at least annually, the compensation for services to be provided to the Fund for DSC's forthcoming fiscal year or period.

 2. In determining such compensation, DSC will fix and report a fee to be charged per account and/or transaction, as may be applicable, for services provided. DSC will bill, and the Fund will pay, such compensation monthly.

 3. For the period commencing on January 1, 1997, the charge will consist of two charges for all the Funds in the Delaware Group, except the Delaware Group Premium Fund, Inc. and the Delaware Pooled Trust, Inc., an annual charge and a per transaction charge for each account on the transfer agent's records and each account on an automated retirement processing system. These charges are as follows:

      A.   ANNUAL CHARGE
           -------------

           Daily Dividend Funds               $11.00           Per Annum
-----------
           Other Funds                         $5.50           Per Annum

           Merrill Lynch - Omnibus Accounts*

              Regular Accounts                $11.00/$16.00    Per Annum
              Accounts with a Contingent
                 Deferred Sales Charge        $14.00/$19.00    Per Annum

           Networked Accounts                  $3.00 - 6.00    Per Annum


*Until January 1, 1998, the annual charge for funds currently added to the Merrill Lynch systems prior to July 1, 1997 will be $11.00 and $14.00, respectively. Thereafter, the annual charge for those funds will be $16.00 and $19.00, respectively. The annual charge for funds added to the Merrill Lynch system on or after July 1, 1997 will be $16.00/19.00, respectively.




                               SCHEDULE A
                               ----------

           DELAWARE GROUP EQUITY FUNDS I, INC. - DELAWARE FUND
                               (THE "FUND")

                    SHAREHOLDERS SERVICES AGREEMENT

                         COMPENSATION SCHEDULE
                                CONTINUED

          B.   TRANSACTION CHARGE
               ------------------

               Transaction                                   Charge
               ----------------------------------------------------
               1.     Dividend Payment                        $0.25

               2.     New Account                             $6.00

               3.     Purchase:

                      a.     Wire                             $8.00
                      b.     Automated                        $1.50
                      c.     Other                            $2.60

               4.     Transfer                                $8.00

               5.     Certificate Issuance                    $4.00

               6.     Liquidations

                      a.     Wires                           $12.25
                      b.     Drafts                           $0.75
                      c.     Money Market Regular             $4.50
                      d.     Other Regular                    $4.50

               7.     Exchanges

                      a.     Dividend Exchanges               $3.00
                      b.     Other                           $10.00



4. For the period commencing January 1, 1997, DSC's compensation for providing services to the Delaware Group Premium Fund, Inc. (the "Premium Fund") will be $50,000 annually. DSC will bill, and the Premium Fund will pay, such compensation monthly, allocated among the current Series of the Premium Fund based on the relative percentage of assets of each Series at the time of billing and adjusted appropriately to reflect the length of time a particular Series is in operation during any billing period.

5. For the period commencing January 1, 1997, DSC's compensation for providing services to the Portfolios of Delaware Pooled Trust, Inc. (the "Trust") will be $25,000 annually. DSC will bill, and the Trust will pay, such compensation monthly allocated among the current Portfolios of the Trust based on the relative percentage of assets of each Portfolio at the time of billing and adjusted appropriately to reflect the length of time a particular Portfolio is in operation during any billing period.





                                                                 EX-99.B9AIII
                                                     Exhibit 24(b)(9)(a)(iii)

                               SCHEDULE A
                               ----------

            DELAWARE GROUP EQUITY FUNDS I, INC. - DELAWARE FUND
                              (THE "FUND")

                    SHAREHOLDERS SERVICES AGREEMENT

                        COMPENSATION SCHEDULE


 1. Delaware Service Company, Inc. ("DSC") will determine and report to the Fund, at least annually, the compensation for services to be provided to the Fund for DSC's forthcoming fiscal year or period.

 2. In determining such compensation, DSC will fix and report a fee to be charged per account and/or transaction, as may be applicable, for services provided. DSC will bill, and the Fund will pay, such compensation monthly.

 3. For the period commencing on January 1, 1997, the charge will consist of two charges for all the Funds in the Delaware Group, except the Delaware Group Premium Fund, Inc. and the Delaware Pooled Trust, Inc. (other than with respect to The Real Estate Investment Trust Portfolio), an annual charge and a per transaction charge for each account on the transfer agent's records and each account on an automated retirement processing system. These charges are as follows:

      A.     ANNUAL CHARGE
             -------------
             Daily Dividend Funds                 $11.00      Per Annum
-------------
             Other Funds                           $5.50      Per Annum

             Merrill Lynch - Omnibus Accounts*

              Regular Accounts                 $11.00/$16.00  Per Annum
              Accounts with a Contingent
                Deferred Sales Charge          $14.00/$19.00  Per Annum

             Networked Accounts                $3.00 - 6.00   Per Annum


*Until January 1, 1998, the annual charge for funds currently added to the Merrill Lynch systems prior to July 1, 1997 will be $11.00 and $14.00, respectively. Thereafter, the annual charge for those funds will be $16.00 and $19.00, respectively. The annual charge for funds added to the Merrill Lynch system on or after July 1, 1997 will be $16.00/19.00, respectively.




                                 SCHEDULE A
                                 ----------

               DELAWARE GROUP EQUITY FUNDS I, INC. - DELAWARE FUND
                                (THE "FUND")

                       SHAREHOLDERS SERVICES AGREEMENT

                           COMPENSATION SCHEDULE
                                  CONTINUED

          B.     TRANSACTION CHARGE
                 ------------------

                 Transaction                              Charge
                 -----------------------------------------------

                 1.     Dividend Payment                   $0.25

                 2.     New Account                        $6.00

                 3.     Purchase:

                        a.     Wire                        $8.00
                        b.     Automated                   $1.50
                        c.     Other                       $2.60

                 4.     Transfer                           $8.00

                 5.     Certificate Issuance               $4.00

                 6.     Liquidations

                        a.     Wires                      $12.25
                        b.     Drafts                      $0.75
                        c.     Money Market Regular        $4.50
                        d.     Other Regular               $4.50

                 7.     Exchanges

                        a.     Dividend Exchanges          $3.00
                        b.     Other                      $10.00



4. For the period commencing January 1, 1997, DSC's compensation for providing services to the Delaware Group Premium Fund, Inc. (the "Premium Fund") will be $50,000 annually. DSC will bill, and the Premium Fund will pay, such compensation monthly, allocated among the current Series of the Premium Fund based on the relative percentage of assets of each Series at the time of billing and adjusted appropriately to reflect the length of time a particular Series is in operation during any billing period.

5. For the period commencing January 1, 1997, DSC's compensation for providing services to the Portfolios (other than The Real Estate Investment Trust Portfolio) of Delaware Pooled Trust, Inc. (the "Trust") will be $25,000 annually. DSC will bill, and the Trust will pay, such compensation monthly allocated among the current Portfolios (other than The Real Estate Investment Trust Portfolio) of the Trust based on the relative percentage of assets of each Portfolio at the time of billing and adjusted appropriately to reflect the length of time a particular Portfolio is in operation during any billing period.



                                                                    EX99.B9BI
                                                       Exhibit 24(b)(9)(b)(i)

                                   SCHEDULE A
                                   ----------

                 DELAWARE GROUP EQUITY FUNDS I, INC. - DEVON FUND
                                  (THE "FUND")

                         SHAREHOLDERS SERVICES AGREEMENT

                            COMPENSATION SCHEDULE


 1. Delaware Service Company, Inc. ("DSC") will determine and report to the Fund, at least annually, the compensation for services to be provided to the Fund for DSC's forthcoming fiscal year or period.

 2. In determining such compensation, DSC will fix and report a fee to be charged per account and/or transaction, as may be applicable, for services provided. DSC will bill, and the Fund will pay, such compensation monthly.

 3. For the period commencing on January 1, 1997, the charge will consist of two charges for all the Funds in the Delaware Group, except the Delaware Group Premium Fund, Inc. and the Delaware Pooled Trust, Inc., an annual charge and a per transaction charge for each account on the transfer agent's records and each account on an automated retirement processing system. These charges are as follows:

          A.     ANNUAL CHARGE
                 -------------

                 Daily Dividend Funds             $11.00    Per Annum
-----------------
                 Other Funds                       $5.50    Per Annum

                 Merrill Lynch - Omnibus Accounts

                  Regular Accounts                $11.00    Per Annum
                  Accounts with a Contingent
                    Deferred Sales Charge         $14.00    Per Annum

                 Networked Accounts           $3.00 - 6.00  Per Annum




                DELAWARE GROUP EQUITY FUNDS I, INC. - DEVON FUND
                                 (THE "FUND")

                        SHAREHOLDERS SERVICES AGREEMENT

                              COMPENSATION SCHEDULE
                                   CONTINUED

          B.     TRANSACTION CHARGE
                 ------------------

                 Transaction                              Charge
                 -----------------------------------------------
               1.     Dividend Payment                     $0.25

               2.     New Account                          $6.00

               3.     Purchase:

                      a.     Wire                          $8.00
                      b.     Automated                     $1.50
                      c.     Other                         $2.60

               4.     Transfer                             $8.00

               5.     Certificate Issuance                 $4.00

               6.     Liquidations

                      a.     Wires                        $12.25
                      b.     Drafts                        $0.75
                      c.     Money Market Regular          $4.50
                      d.     Other Regular                 $4.50

               7.     Exchanges

                      a.     Dividend Exchanges            $3.00
                      b.     Other                        $10.00

4. For the period commencing January 1, 1997, DSC's compensation for providing services to the Delaware Group Premium Fund, Inc. (the "Premium Fund") will be $50,000 annually. DSC will bill, and the Premium Fund will pay, such compensation monthly, allocated among the current Series of the Premium Fund based on the relative percentage of assets of each Series at the time of billing and adjusted appropriately to reflect the length of time a particular Series is in operation during any billing period.

5. For the period commencing January 1, 1997, DSC's compensation for providing services to the Portfolios of Delaware Pooled Trust, Inc. (the "Trust") will be $25,000 annually. DSC will bill, and the Trust will pay, such compensation monthly allocated among the current Portfolios of the Trust based on the relative percentage of assets of each Portfolio at the time of billing and adjusted appropriately to reflect the length of time a particular Portfolio is in operation during any billing period.



                                                                  EX-99.B9BII
                                                      Exhibit 24(b)(9)(b)(ii)

                              SCHEDULE A
                              ----------

            DELAWARE FUND EQUITY FUNDS I, INC. - DEVON FUND
                             (THE "FUND")

                   SHAREHOLDERS SERVICES AGREEMENT

                         COMPENSATION SCHEDULE


 1. Delaware Service Company, Inc. ("DSC") will determine and report to the Fund, at least annually, the compensation for services to be provided to the Fund for DSC's forthcoming fiscal year or period.

 2. In determining such compensation, DSC will fix and report a fee to be charged per account and/or transaction, as may be applicable, for services provided. DSC will bill, and the Fund will pay, such compensation monthly.

 3. For the period commencing on January 1, 1997, the charge will consist of two charges for all the Funds in the Delaware Group, except the Delaware Group Premium Fund, Inc. and the Delaware Pooled Trust, Inc., an annual charge and a per transaction charge for each account on the transfer agent's records and each account on an automated retirement processing system. These charges are as follows:

         A.  ANNUAL CHARGE
             -------------

             Daily Dividend Funds              $11.00          Per Annum
-------------
             Other Funds                        $5.50          Per Annum

             Merrill Lynch - Omnibus Accounts*

              Regular Accounts                 $11.00/$16.00   Per Annum
              Accounts with a Contingent
                Deferred Sales Charge          $14.00/$19.00   Per Annum

             Networked Accounts                $3.00 - 6.00    Per Annum


*Until January 1, 1998, the annual charge for funds currently added to the Merrill Lynch systems prior to July 1, 1997 will be $11.00 and $14.00, respectively. Thereafter, the annual charge for those funds will be $16.00 and $19.00, respectively. The annual charge for funds added to the Merrill Lynch system on or after July 1, 1997 will be $16.00/19.00, respectively.




                               SCHEDULE A
                               ----------

              DELAWARE GROUP EQUITY FUNDS I, INC. - DEVON FUND
                              (THE "FUND")

                      SHAREHOLDERS SERVICES AGREEMENT

                          COMPENSATION SCHEDULE
                                CONTINUED

          B.   TRANSACTION CHARGE
               ------------------

               Transaction                              Charge
               -----------------------------------------------
               1.     Dividend Payment                   $0.25

               2.     New Account                        $6.00

               3.     Purchase:

                      a.     Wire                        $8.00
                      b.     Automated                   $1.50
                      c.     Other                       $2.60

               4.     Transfer                           $8.00

               5.     Certificate Issuance               $4.00

               6.     Liquidations

                      a.     Wires                      $12.25
                      b.     Drafts                      $0.75
                      c.     Money Market Regul          $4.50
                      d.     Other Regular               $4.50

               7.     Exchanges

                      a.     Dividend Exchanges          $3.00
                      b.     Other                      $10.00


4. For the period commencing January 1, 1997, DSC's compensation for providing services to the Delaware Group Premium Fund, Inc. (the "Premium Fund") will be $50,000 annually. DSC will bill, and the Premium Fund will pay, such compensation monthly, allocated among the current Series of the Premium Fund based on the relative percentage of assets of each Series at the time of billing and adjusted appropriately to reflect the length of time a particular Series is in operation during any billing period.

5. For the period commencing January 1, 1997, DSC's compensation for providing services to the Portfolios of Delaware Pooled Trust, Inc. (the "Trust") will be $25,000 annually. DSC will bill, and the Trust will pay, such compensation monthly allocated among the current Portfolios of the Trust based on the relative percentage of assets of each Portfolio at the time of billing and adjusted appropriately to reflect the length of time a particular Portfolio is in operation during any billing period.




                                                                 EX-99.B9BIII
                                                     Exhibit 24(b)(9)(b)(iii)

                             SCHEDULE A
                             ----------


        DELAWARE GROUP EQUITY FUNDS I, INC. - DEVON FUND
                          (THE "FUND")

                 SHAREHOLDERS SERVICES AGREEMENT

                      COMPENSATION SCHEDULE


 1. Delaware Service Company, Inc. ("DSC") will determine and report to the Fund, at least annually, the compensation for services to be provided to the Fund for DSC's forthcoming fiscal year or period.

 2. In determining such compensation, DSC will fix and report a fee to be charged per account and/or transaction, as may be applicable, for services provided. DSC will bill, and the Fund will pay, such compensation monthly.

 3. For the period commencing on January 1, 1997, the charge will consist of two charges for all the Funds in the Delaware Group, except the Delaware Group Premium Fund, Inc. and the Delaware Pooled Trust, Inc. (other than with respect to The Real Estate Investment Trust Portfolio), an annual charge and a per transaction charge for each account on the transfer agent's records and each account on an automated retirement processing system. These charges are as follows:

        A.   ANNUAL CHARGE
             -------------
        Daily Dividend Funds              $11.00          Per Annum
--------
        Other Funds                        $5.50          Per Annum

        Merrill Lynch - Omnibus Accounts*

           Regular Accounts                $11.00/$16.00  Per Annum
           Accounts with a Contingent
             Deferred Sales Charge         $14.00/$19.00  Per Annum

         Networked Accounts                $3.00 - 6.00   Per Annum


*Until January 1, 1998, the annual charge for funds currently added to the Merrill Lynch systems prior to July 1, 1997 will be $11.00 and $14.00, respectively. Thereafter, the annual charge for those funds will be $16.00 and $19.00, respectively. The annual charge for funds added to the Merrill Lynch system on or after July 1, 1997 will be $16.00/19.00, respectively.




                           SCHEDULE A

        DELAWARE GROUP EQUITY FUNDS I, INC. - DEVON FUND
                          (THE "FUND")

                 SHAREHOLDERS SERVICES AGREEMENT

                      COMPENSATION SCHEDULE
                            CONTINUED

          B.   TRANSACTION CHARGE

               Transaction                        Charge

               1.   Dividend Payment              $0.25

               2.   New Account                   $6.00

               3.   Purchase:

                    a.   Wire                     $8.00
                    b.   Automated                $1.50
                    c.   Other                    $2.60

               4.   Transfer                      $8.00

               5.   Certificate Issuance          $4.00

               6.   Liquidations

                    a.   Wires                   $12.25
                    b.   Drafts                   $0.75
                    c.   Money Market Regular     $4.50
                    d.   Other Regular            $4.50

               7.   Exchanges

                    a.   Dividend Exchanges       $3.00
                    b.   Other                   $10.00

4. For the period commencing January 1, 1997, DSC's compensation for providing services to the Delaware Group Premium Fund, Inc. (the "Premium Fund") will be $50,000 annually. DSC will bill, and the Premium Fund will pay, such compensation monthly, allocated among the current Series of the Premium Fund based on the relative percentage of assets of each Series at the time of billing and adjusted appropriately to reflect the length of time a particular Series is in operation during any billing period.

5. For the period commencing January 1, 1997, DSC's compensation for providing services to the Portfolios (other than The Real Estate Investment Trust Portfolio) of Delaware Pooled Trust, Inc. (the "Trust") will be $25,000 annually. DSC will bill, and the Trust will pay, such compensation monthly allocated among the current Portfolios (other than The Real Estate Investment Trust Portfolio) of the Trust based on the relative percentage of assets of each Portfolio at the time of billing and adjusted appropriately to reflect the length of time a particular Portfolio is in operation during any billing period.




                                                                    EX-99.B9D
                                                          Exhibit 24(b)(9)(d)

                        AMENDMENT NO.3 TO
                           SCHEDULE A
                   TO DELAWARE GROUP OF FUNDS*
                    FUND ACCOUNTING AGREEMENT

Delaware Group Cash Reserve, Inc.

Delaware Group Decatur Fund, Inc.
          Decatur Income Fund
          Decatur Total Return Fund

Delaware Group Delaware Fund, Inc.
          Delaware Fund
          Devon Fund

Delaware Group Tax-Free Money Fund, Inc.

Delaware Group Tax-Free Fund, Inc.
                    Tax-Free USA Fund
          Tax-Free Insured Fund
          Tax-Free USA Intermediate Fund

Delaware Group Limited-Term Government Funds, Inc.
          Limited-Term Government Fund
          U.S. Government Money Fund

Delaware Group Trend Fund, Inc.

Delaware Group Income Funds, Inc.
          Delchester Fund
          Strategic Income Fund (New)

  *Except as otherwise noted, all Portfolios included on this Schedule A are Existing Portfolios for purposes of the compensation described on Schedule B to that Fund Accounting Agreement between Delaware Service Company, Inc. and the Delaware Group of Funds dated as of August 19, 1996 ("Agreement"). All portfolios added to this Schedule A by amendment executed by a Company on behalf of such Portfolio hereof shall be a New Portfolio for purposes of Schedule B to the Agreement.

DMC Tax-Free Income Trust - Pennsylvania

Delaware Group Value Fund, Inc.
     Value Fund
     Retirement Income Fund (New)

Delaware Group Global & International Funds, Inc.
     International Equity Fund
     Global Bond Fund
     Global Assets Fund
     Emerging Markets Fund (New)


Delaware Group Equity Funds IV, Inc.
     DelCap Fund
     Multi-Cap Equity Fund (New)

Delaware Pooled Trust, Inc.
     The Defensive Equity Portfolio
     The Aggressive Growth Portfolio
     The International Equity Portfolio
     The Defensive Equity Small/Mid-Cap Portfolio (New)
     The Defensive Equity Utility Portfolio (New)
     The Labor Select International Equity Portfolio
     The Real Estate Investment Trust Portfolio
     The Fixed Income Portfolio
     The Limited-Term Maturity Portfolio (New)
     The Global Fixed Income Portfolio
     The International Fixed Income Portfolio (New)
     The High-Yield Bond Portfolio (New)

Delaware Group Premium Fund, Inc.
     Equity/Income Series
     High Yield Series
     Capital Reserves Series
     Money Market Series
     Growth Series
     Multiple Strategy Series
     International Equity Series
     Value Series
     Emerging Growth Series
     Global Bond Series (New)

Delaware Group Government Fund, Inc.

Delaware Group Adviser Funds, Inc.
     Enterprise Fund
     U.S. Growth Fund
     World Growth Fund
     New Pacific Fund
     Federal Bond Fund
     Corporate Income Fund

Dated as of: December 27, 1996



DELAWARE SERVICE COMPANY, INC.

By:  /s/David K. Downes
     David K. Downes
     Senior Vice President/Chief
     Administrative Officer/Chief
     Financial Officer
       DELAWARE GROUP CASH RESERVE, INC.
       DELAWARE GROUP DECATUR FUND, INC.
       DELAWARE GROUP DELAWARE FUND, INC.
       DELAWARE GROUP TAX-FREE FUND, INC.
       DELAWARE GROUP TAX-FREE MONEY FUND,INC.
       DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS, INC.
       DELAWARE GROUP TREND FUND, INC.
       DELAWARE GROUP INCOME FUNDS, INC.
       DMC TAX-FREE INCOME TRUST - PENNSYLVANIA
       DELAWARE GROUP VALUE FUND, INC.
       DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
       DELAWARE GROUP DELCAP FUND, INC.
       DELAWARE GROUP PREMIUM FUND, INC.
       DELAWARE GROUP GOVERNMENT FUND, INC.
       DELAWARE GROUP ADVISER FUNDS, INC.

       By: /s/Wayne A. Stork
            Wayne A. Stork
            Chairman, President and
            Chief Executive Officer

       DELAWARE POOLED TRUST, INC.

       By: /s/Wayne A. Stork
            Wayne A. Stork
            Chairman



                                                                    EX-99.B9E
                                                          Exhibit 24(b)(9)(e)

                       AMENDMENT NO. 4 TO
                           SCHEDULE A
                   TO DELAWARE GROUP OF FUNDS*
                    FUND ACCOUNTING AGREEMENT


Delaware Group Cash Reserve, Inc.

Delaware Group Equity Funds II, Inc.
    Decatur Income Fund
    Decatur Total Return Fund
    Blue Chip Fund (New)
    Quantum Fund (New)

Delaware Group Equity Funds I, Inc.
    Delaware Fund
    Devon Fund

Delaware Group Tax-Free Money Fund, Inc.

Delaware Group Tax-Free Fund, Inc.
    Tax-Free USA Fund
    Tax-Free Insured Fund
    Tax-Free USA Intermediate Fund

Delaware Group Limited-Term Government Funds, Inc.
    Limited-Term Government Fund
    U.S. Government Money Fund

Delaware Group Trend Fund, Inc.

Delaware Group Income Funds, Inc.
    Delchester Fund
    Strategic Income Fund
    High-Yield Opportunities Fund (New)




   *Except as otherwise noted, all Portfolios included on this Schedule A are Existing Portfolios for purposes of the compensation described on Schedule B to that Fund Accounting Agreement between Delaware Service Company, Inc. and the Delaware Group of Funds dated as of August 19, 1996 ("Agreement"). All portfolios added to this Schedule A by amendment executed by a Company on behalf of such Portfolio hereof shall be a New Portfolio for purposes of Schedule B to the Agreement.

DMC Tax-Free Income Trust - Pennsylvania


Delaware Group Equity Funds V, Inc.
    Value Fund
    Retirement Income Fund

Delaware Group Global & International Funds, Inc.
    International Equity Fund
    Global Bond Fund
    Global Assets Fund
    Emerging Markets Fund

Delaware Group Equity Funds IV, Inc.
    DelCap Fund
    Capital Appreciation Fund

Delaware Pooled Trust, Inc.
    The Defensive Equity Portfolio
    The Aggressive Growth Portfolio
    The International Equity Portfolio
    The Defensive Equity Small/Mid-Cap Portfolio
    The Defensive Equity Utility Portfolio
    The Labor Select International Equity Portfolio
    The Real Estate Investment Trust Portfolio
    The Fixed Income Portfolio
    The Limited-Term Maturity Portfolio
    The Global Fixed Income Portfolio
    The International Fixed Income Portfolio
    The High-Yield Bond Portfolio

Delaware Group Premium Fund, Inc.
    Equity/Income Series
    High Yield Series
    Capital Reserves Series
    Money Market Series
    Growth Series
    Multiple Strategy Series
    International Equity Series
    Value Series
    Emerging Growth Series
    Global Bond Series

Delaware Group Government Fund, Inc.

Delaware Group Adviser Funds, Inc.
    Enterprise Fund
    U.S. Growth Fund
    World Growth Fund
    New Pacific Fund
    Federal Bond Fund
    Corporate Income Fund


Dated as of: FEBRUARY 24, 1997

DELAWARE SERVICE COMPANY, INC.


By:  /s/ David K. Downes
     David K. Downes
     Senior Vice President/Chief
     Administrative Officer/Chief
     Financial Officer
         DELAWARE GROUP CASH RESERVE, INC.
         DELAWARE GROUP EQUITY FUNDS II, INC.
         DELAWARE GROUP EQUITY FUNDS I, INC.
         DELAWARE GROUP TAX-FREE FUND, INC.
         DELAWARE GROUP TAX-FREE MONEY FUND,INC.
         DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS, INC.
         DELAWARE GROUP TREND FUND, INC.
         DELAWARE GROUP INCOME FUNDS, INC.
         DMC TAX-FREE INCOME TRUST - PENNSYLVANIA
         DELAWARE GROUP EQUITY FUNDS V, INC.
         DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
         DELAWARE GROUP EQUITY FUNDS IV, INC.
         DELAWARE GROUP PREMIUM FUND, INC.
         DELAWARE GROUP GOVERNMENT FUND, INC.
         DELAWARE GROUP ADVISER FUNDS, INC.


          By:    /s Wayne A. Stork
                   Wayne A. Stork
                   Chairman, President and
                   Chief Executive Officer


          DELAWARE POOLED TRUST, INC.


          By:    /s/ Wayne A. Stork
                   Wayne A. Stork
                   Chairman



                                                                    EX-99.B9F
                                                          Exhibit 24(b)(9)(f)

                         AMENDMENT NO. 4A
                                to
                            SCHEDULE A
                                of
                     DELAWARE GROUP OF FUNDS*
                    FUND ACCOUNTING AGREEMENT


Delaware Group Adviser Funds, Inc.
     Corporate Income Fund
     Enterprise Fund
     Federal Bond Fund
     New Pacific Fund
     U.S. Growth Fund
     World Growth Fund

Delaware Group Cash Reserve, Inc.

Delaware Group Equity Funds I, Inc. (formerly Delaware)
     Delaware Fund
     Devon Fund

Delaware Group Equity Funds II, Inc. (formerly Decatur)
     Blue Chip Fund (New)
     Decatur Income Fund
     Decatur Total Return Fund
     Quantum Fund (New)

Delaware Group Equity Funds IV, Inc. (formerly DelCap)
     Capital Appreciation Fund (New)
     DelCap Fund

Delaware Group Equity Funds V, Inc. (formerly Value)
     Value Fund
     Retirement Income Fund (New)

Delaware Group Government Fund, Inc.
     Government Income Series (U.S. Government Fund)


---------------------
     *Except as otherwise noted, all Portfolios included on this Schedule A are Existing Portfolios for purposes of the compensation described on Schedule B to that Fund Accounting Agreement between Delaware Service Company, Inc. and the Delaware Group of Funds dated as of August 19, 1996 ("Agreement"). All portfolios added to this Schedule A by amendment executed by a Company on behalf of such Portfolio hereof shall be a New Portfolio for purposes of Schedule B to the Agreement.



Delaware Group Global & International Funds, Inc.
     Emerging Markets Fund (New)
     Global Assets Fund
     Global Bond Fund
     International Equity Fund

Delaware Group Income Funds, Inc. (formerly Delchester)
     Delchester Fund
     High-Yield Opportunities Fund (New)
     Strategic Income Fund (New)

Delaware Group Limited-Term Government Funds, Inc.
     Limited-Term Government Fund
     U.S. Government Money Fund

Delaware Pooled Trust, Inc.
     The Aggressive Growth Portfolio
     The Defensive Equity Portfolio
     The Defensive Equity Small/Mid-Cap Portfolio (New)
     The Emerging Markets Portfolio (New)
     The Fixed Income Portfolio
     The Global Fixed Income Portfolio
     The High-Yield Bond Portfolio (New)
     The International Equity Portfolio
     The International Fixed Income Portfolio (New)
     The Labor Select International Equity Portfolio
     The Limited-Term Maturity Portfolio (New)
     The Real Estate Investment Trust Portfolio

Delaware Group Premium Fund, Inc.
     Capital Reserves Series
     Cash Reserve Series
     Decatur Total Return Series
     Delaware Series
     Delchester Series
     DelCap Series
     Global Bond Series (New)
     International Equity Series
     Trend Series
     Value Series





Delaware Group Tax-Free Fund, Inc.
     Tax-Free Insured Fund
     Tax-Free USA Fund
     Tax-Free USA Intermediate Fund

Delaware Group Tax-Free Money Fund, Inc.

Delaware Group Trend Fund, Inc.

DMC Tax-Free Income Trust - Pennsylvania (doing business as Tax-
Free Pennsylvania Fund)









Dated as of:   April 14, 1997



DELAWARE SERVICE COMPANY, INC.



By:  /s/ David K. Downes
         David K. Downes
         President, Chief Executive Officer and Chief Financial Officer



DELAWARE GROUP ADVISER FUNDS, INC.
DELAWARE GROUP CASH RESERVE, INC.
DELAWARE GROUP EQUITY FUNDS I, INC.
DELAWARE GROUP EQUITY FUNDS II, INC.
DELAWARE GROUP EQUITY FUNDS IV, INC.
DELAWARE GROUP EQUITY FUNDS V, INC.
DELAWARE GROUP GOVERNMENT FUND, INC.
DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
DELAWARE GROUP INCOME FUNDS, INC.
DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS, INC.
DELAWARE GROUP PREMIUM FUND, INC.
DELAWARE GROUP TAX-FREE FUND, INC.
DELAWARE GROUP TAX-FREE MONEY FUND, INC.
DELAWARE GROUP TREND FUND, INC.
DMC TAX-FREE INCOME TRUST-PENNSYLVANIA



By:  /s/ Wayne A. Stork
         Wayne A. Stork
         Chairman, President and
         Chief Executive Officer



DELAWARE POOLED TRUST, INC.


By:  /s/ Wayne A. Stork
         Wayne A. Stork
         President and
         Chief Executive Officer






                                                                    EX-99.B9G
                                                          Exhibit 24(b)(9)(g)

                         AMENDMENT NO. 5
                               to
                           SCHEDULE A
                               of
                    DELAWARE GROUP OF FUNDS*
                    FUND ACCOUNTING AGREEMENT

Delaware Group Adviser Funds, Inc.
    Corporate Income Fund
    Enterprise Fund
    Federal Bond Fund
    New Pacific Fund
    U.S. Growth Fund
    World Growth Fund

Delaware Group Cash Reserve, Inc.

Delaware Group Equity Funds I, Inc. (formerly Delaware)
    Delaware Fund
    Devon Fund

Delaware Group Equity Funds II, Inc. (formerly Decatur)
    Blue Chip Fund (New)
    Decatur Income Fund
    Decatur Total Return Fund
    Quantum Fund (New)

Delaware Group Equity Funds IV, Inc. (formerly DelCap)
    Capital Appreciation Fund   (New)
    DelCap Fund

Delaware Group Equity Funds V, Inc. (formerly Value)
    Value Fund
    Retirement Income Fund   (New)

Delaware Group Government Fund, Inc.
    Government Income Series (U.S. Government Fund)

---------------------
   *Except as otherwise noted, all Portfolios included on this Schedule A are Existing Portfolios for purposes of the compensation described on Schedule B to that Fund Accounting Agreement between Delaware Service Company, Inc. and the Delaware Group of Funds dated as of August 19, 1996 ("Agreement"). All portfolios added to this Schedule A by amendment executed by a Company on behalf of such Portfolio hereof shall be a New Portfolio for purposes of Schedule B to the Agreement.

Delaware Group Global & International Funds, Inc.
    Emerging Markets Fund (New)
    Global Assets Fund
    Global Bond Fund
    International Equity Fund

Delaware Group Income Funds, Inc. (formerly Delchester)
    Delchester Fund
    High-Yield Opportunities Fund (New)
    Strategic Income Fund (New)

Delaware Group Limited-Term Government Funds, Inc.
    Limited-Term Government Fund
    U. S. Government Money Fund

Delaware Pooled Trust, Inc.
    The Aggressive Growth Portfolio
    The Defensive Equity Portfolio
    The Defensive Equity Small/Mid-Cap Portfolio (New)
    The Defensive Equity Utility Portfolio (New)
    The Emerging Markets Portfolio (New)
    The Fixed Income Portfolio
    The Global Fixed Income Portfolio
    The High-Yield Bond Portfolio (New)
    The International Equity Portfolio
    The International Fixed Income Portfolio (New)
    The Labor Select International Equity Portfolio
    The Limited-Term Maturity Portfolio (New)
    The Real Estate Investment Trust Portfolio

Delaware Group Premium Fund, Inc.
    Capital Reserves Series
    Cash Reserve Series
    Convertible Securities Series (New)
    Decatur Total Return Series
    Delaware Series
    Delchester Series
    Devon Series (New)
    Emerging Markets Series (New)
    DelCap Series
    Global Bond Series (New)
    International Equity Series
    Quantum Series (New)
    Strategic Income Series (New)
    Trend Series
    Value Series
Delaware Group Tax-Free Fund, Inc.
    Tax-Free Insured Fund
    Tax-Free USA Fund
    Tax-Free USA Intermediate Fund

Delaware Group Tax-Free Money Fund, Inc.

Delaware Group Trend Fund, Inc.

DMC Tax-Free Income Trust-Pennsylvania
(doing business as Tax-Free Pennsylvania Fund)

Voyageur Funds, Inc.
    Voyageur U.S. Government Securities Fund (New)

Voyageur Insured Funds, Inc.
    Arizona Insured Tax Free Fund (New)
    Colorado Insured Fund (New)
    Minnesota Insured Fund (New)
    National Insured Tax Free Fund (New)

Voyageur Intermediate Tax Free Funds, Inc.
    Arizona Limited Term Tax Free Fund (New)
    California Limited Term Tax Free Fund (New)
    Colorado Limited Term Tax Free Fund (New)
    Minnesota Limited Term Tax Free Fund (New)
    National Limited Term Tax Free Fund (New)

Voyageur Investment Trust
    California Insured Tax Free Fund (New)
    Florida Insured Tax Free Fund (New)
    Florida Tax Free Fund (New)
    Kansas Tax Free Fund (New)
    Missouri Insured Tax Free Fund (New)
    New Mexico Tax Free Fund (New)
    Oregon Insured Tax Free Fund (New)
    Utah Tax Free Fund (New)
    Washington Insured Tax Free Fund (New)

Voyageur Investment Trust II
    Florida Limited Term Tax Free Fund (New)

Voyageur Mutual Funds, Inc.
    Arizona Tax Free Fund (New)
    California Tax Free Fund (New)
    Iowa Tax Free Fund (New)
    Idaho Tax Free Fund (New)
    Minnesota High Yield Municipal Bond Fund (New)
    National High Yield Municipal Bond Fund (New)
    National Tax Free Fund (New)
    New York Tax Free Fund (New)
    Wisconsin Tax Free Fund (New)

Voyageur Mutual Funds II, Inc.
    Colorado Tax Free Fund (New)

Voyageur Mutual Funds III, Inc.
    Aggressive Growth Fund (New)
    Growth Stock Fund (New)
    International Equity Fund (New)
    Tax Efficient Equity Fund (New)

Voyageur Tax Free Funds, Inc.
    Minnesota Tax Free Fund (New)
    North Dakota Tax Free Fund (New)



Dated as of May 1, 1997

DELAWARE SERVICE COMPANY, INC.



By: /s/ David K. Downes
    David K. Downes
    President, Chief Executive Officer and Chief  Financial Officer


DELAWARE GROUP ADVISER FUNDS, INC.
DELAWARE GROUP CASH RESERVE, INC.
DELAWARE GROUP EQUITY FUNDS I, INC.
DELAWARE GROUP EQUITY FUNDS II, INC.
DELAWARE GROUP EQUITY FUNDS IV, INC.
DELAWARE GROUP EQUITY FUNDS V, INC.
DELAWARE GROUP GOVERNMENT FUND, INC.
DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
DELAWARE GROUP INCOME FUNDS, INC.
DELAWARE GROUP LIMITED -TERM GOVERNMENT FUNDS, INC.
DELAWARE POOLED TRUST, INC.
DELAWARE GROUP PREMIUM FUND, INC.
DELAWARE GROUP TAX-FREE FUND, INC.
DELAWARE GROUP TAX FREE MONEY FUND, INC.
DELAWARE GROUP TREND FUND, INC.
DMC TAX-FREE INCOME TRUST-PENNSYLVANIA
VOYAGEUR FUNDS, INC.
VOYAGEUR INSURED FUNDS, INC.
VOYAGEUR INTERMEDIATE TAX FREE FUNDS, INC.
VOYAGEUR INVESTMENT TRUST
VOYAGEUR INVESTMENT TRUST II
VOYAGEUR MUTUAL FUNDS, INC.
VOYAGEUR MUTUAL FUNDS II, INC.
VOYAGEUR MUTUAL FUNDS III, INC.



By: /s/ Wayne A. Stork
    Wayne A. Stork
    Chairman, President and
    Chief Executive Officer





                                                                    EX-99.B9H
                                                          Exhibit 24(b)(9)(h)

                  AMENDMENT NO. 6
                        TO
                    SCHEDULE A
                        OF
              DELAWARE GROUP OF FUNDS*
             FUND ACCOUNTING AGREEMENT

Delaware Group Adviser Funds, Inc.
     Corporate Income Fund
     Enterprise Fund
     Federal Bond Fund
     New Pacific Fund
     U.S. Growth Fund
     World Growth Fund

Delaware Group Cash Reserve, Inc.

Delaware Group Equity Funds I, Inc. (formerly Delaware)
     Delaware Fund
     Devon Fund

Delaware Group Equity Funds II, Inc. (formerly Decatur)
     Blue Chip Fund (New)
     Decatur Income Fund
     Decatur Total Return Fund
     Quantum Fund (New)

Delaware Group Equity Funds IV, Inc. (formerly DelCap)
     Capital Appreciation Fund   (New)
     DelCap Fund

Delaware Group Equity Funds V, Inc. (formerly Value)
     Value Fund
     Retirement Income Fund   (New)

Delaware Group Government Fund, Inc.
     Government Income Series (U.S. Government Fund )

------------------
     *Except as otherwise noted, all Portfolios included on this Schedule A are Existing Portfolios for purposes of the compensation described on Schedule B to that Fund Accounting Agreement between Delaware Service Company, Inc. and the Delaware Group of Funds dated as of August 19, 1996 ("Agreement"). All portfolios added to this Schedule A by amendment executed by a Company on behalf of such Portfolio hereof shall be a New Portfolio for purposes of Schedule B to the Agreement.

Delaware Group Global & International Funds, Inc.
     Emerging Markets Fund (New)
     Global Assets Fund
     Global Bond Fund
     International Equity Fund
     Global Equity Fund (New)
     International Small Cap Fund (New)

Delaware Group Income Funds, Inc. (formerly Delchester)
     Delchester Fund
     High-Yield Opportunities Fund (New)
     Strategic Income Fund (New)

Delaware Group Limited-Term Government Funds, Inc.
     Limited-Term Government Fund
     U. S. Government Money Fund

Delaware Pooled Trust, Inc.
     The Aggressive Growth Portfolio
     The Defensive Equity Portfolio
     The Defensive Equity Small/Mid-Cap Portfolio (New)
     The Defensive Equity Utility Portfolio (New)
     The Emerging Markets Portfolio (New)
     The Fixed Income Portfolio
     The Global Fixed Income Portfolio
     The High-Yield Bond Portfolio (New)
     The International Equity Portfolio
     The International Fixed Income Portfolio (New)
     The Labor Select International Equity Portfolio
     The Limited-Term Maturity Portfolio (New)
     The Real Estate Investment Trust Portfolio

Delaware Group Premium Fund, Inc.
     Capital Reserves Series
     Cash Reserve Series
     Convertible Securities Series (New)
     Decatur Total Return Series
     Delaware Series
     Delchester Series
     Devon Series (New)
     Emerging Markets Series (New)
     DelCap Series
     Global Bond Series (New)
     International Equity Series
     Quantum Series (New)
     Strategic Income Series (New)
     Trend Series
     Value Series

Delaware Group State Tax-Free Income Trust
     Tax-Free New Jersey Fund (New)
     Tax-Free Ohio Fund (New)
     Tax-Free Pennsylvania Fund

Delaware Group Tax-Free Fund, Inc.
     Tax-Free Insured Fund
     Tax-Free USA Fund
     Tax-Free USA Intermediate Fund

Delaware Group Tax-Free Money Fund, Inc.

Delaware Group Trend Fund, Inc.

Voyageur Funds, Inc.
     Voyageur U.S. Government Securities Fund (New)

Voyageur Insured Funds, Inc.
     Arizona Insured Tax Free Fund (New)
     Colorado Insured Fund (New)
     Minnesota Insured Fund (New)
     National Insured Tax Free Fund (New)

Voyageur Intermediate Tax Free Funds, Inc.
     Arizona Limited Term Tax Free Fund (New)
     California Limited Term Tax Free Fund (New)
     Colorado Limited Term Tax Free Fund (New)
     Minnesota Limited Term Tax Free Fund (New)
     National Limited Term Tax Free Fund (New)

Voyageur Investment Trust
     California Insured Tax Free Fund (New)
     Florida Insured Tax Free Fund (New)
     Florida Tax Free Fund (New)
     Kansas Tax Free Fund (New)
     Missouri Insured Tax Free Fund (New)
     New Mexico Tax Free Fund (New)
     Oregon Insured Tax Free Fund (New)
     Utah Tax Free Fund (New)
     Washington Insured Tax Free Fund (New)

Voyageur Investment Trust II
     Florida Limited Term Tax Free Fund (New)

Voyageur Mutual Funds, Inc.
     Arizona Tax Free Fund (New)
     California Tax Free Fund (New)
     Iowa Tax Free Fund (New)
     Idaho Tax Free Fund (New)
     Minnesota High Yield Municipal Bond Fund (New)
     National High Yield Municipal Bond Fund (New)
     National Tax Free Fund (New)
     New York Tax Free Fund (New)
     Wisconsin Tax Free Fund (New)

Voyageur Mutual Funds II, Inc.
     Colorado Tax Free Fund (New)

Voyageur Mutual Funds III, Inc.
     Aggressive Growth Fund (New)
     Growth Stock Fund (New)
     International Equity Fund (New)
     Tax Efficient Equity Fund (New)

Voyageur Tax Free Funds, Inc.
     Minnesota Tax Free Fund (New)
     North Dakota Tax Free Fund (New)


Dated as of July 21, 1997


DELAWARE SERVICE COMPANY, INC.


By:  /s/ David K. Downes
     -------------------
     David K. Downes
     President, Chief Executive Officer and Chief  Financial Officer


DELAWARE GROUP ADVISER FUNDS, INC.
DELAWARE GROUP CASH RESERVE, INC.
DELAWARE GROUP EQUITY FUNDS I, INC.
DELAWARE GROUP EQUITY FUNDS II, INC.
DELAWARE GROUP EQUITY FUNDS IV, INC.
DELAWARE GROUP EQUITY FUNDS V, INC.
DELAWARE GROUP GOVERNMENT FUND, INC.
DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
DELAWARE GROUP INCOME FUNDS, INC.
DELAWARE GROUP LIMITED -TERM GOVERNMENT FUNDS, INC.
DELAWARE POOLED TRUST, INC.
DELAWARE GROUP PREMIUM FUND, INC.
DELAWARE GROUP TAX-FREE FUND, INC.
DELAWARE GROUP TAX FREE MONEY FUND, INC.
DELAWARE GROUP TREND FUND, INC.
DMC TAX-FREE INCOME TRUST-PENNSYLVANIA
VOYAGEUR FUNDS, INC.
VOYAGEUR INSURED FUNDS, INC.
VOYAGEUR INTERMEDIATE TAX FREE FUNDS, INC.
VOYAGEUR INVESTMENT TRUST
VOYAGEUR INVESTMENT TRUST II
VOYAGEUR MUTUAL FUNDS, INC.
VOYAGEUR MUTUAL FUNDS II, INC.
VOYAGEUR MUTUAL FUNDS III, INC.



By:  /s/ Wayne A. Stork
     ------------------
     Wayne A. Stork
     Chairman, President and
     Chief Executive Officer



                                                                     EX99.B11
                                                            EXHIBIT 24(b)(11)




     Consent of Ernst & Young LLP, Independent Auditors

We consent to the references to our firm under the captions
"Financial Highlights" in the Prospectuses and "Financial
Statements" in the Statement of Additional Information and to the incorporation by reference in this Post-Effective
Amendment No. 105 to the Registration Statement (Form N-1A)
(No.2-10765) of Delaware Group Equity Funds I, Inc. of our reports dated April 4, 1997, included in the 1997 Annual
Reports to Shareholders.

                                        /s/Ernst & Young LLP
                                        Ernst & Young LLP

Philadelphia, Pennsylvania
December 22, 1997








               Report of Independent Auditors

To the Shareholders and Board of Directors
Delaware Group Equity Funds I, Inc. - Delaware Fund

We have audited the accompanying statement of net assets of Delaware Group Equity Funds I, Inc. - Delaware Fund as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Group Equity Funds I, Inc. - Delaware Fund at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                        /s/Ernst & Young LLP
                                        Ernst & Young LLP

Philadelphia, Pennsylvania
December 4, 1997








               Report of Independent Auditors

To the Shareholders and Board of Directors
Delaware Group Equity Funds I, Inc. - Devon Fund

We have audited the accompanying statement of net assets of Delaware Group Equity Funds I, Inc. - Devon Fund as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Group Equity Funds I, Inc. - Devon Fund at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                        /s/Ernst & Young LLP
                                        Ernst & Young LLP

Philadelphia, Pennsylvania
December 4, 1997



                                                                   EX-99.B16B
                                                         Exhibit 24(b)(16)(b)


AT NAV

Delaware Group Equity Funds I, Inc.- Delaware Fund
B Class
Cumulative Total Return Performance
Three Years


Initial Investment             $1,000.00
Beginning NAV                     $17.98
Initial Shares                    55.617


 Fiscal  Beginning  Dividends    Reinvested   Cumulative
 Year    Shares     for Period    Shares        Shares

  1995    55.617      $0.760       2.381         57.998
  1996    57.998      $1.575       4.661         62.659
  1997    62.659      $2.430       7.642         70.301





Ending Shares                     70.301
Ending NAV                   x    $22.88
                               ----------
Investment Return              $1,608.49





Total Return Performance
------------------------
Investment Return              $1,608.49
Less Initial Investment        $1,000.00
                               ----------
                                 $608.49 /$1,000.00 x 100



Total Return:                     60.85%




Delaware Group Equity Funds I, Inc.- Delaware Fund
B Class
Average Annual Total Return Performance
Three Years



                             n
                      P(1 + T) = ERV

 THREE
 YEARS
-------
                        3
            $1000(1 + T) = $1,608.49


T =         17.17%



0.1717
1608.6







Including CDSC

Delaware Group Equity Funds I, Inc.- Delaware Fund
B Class
Cumulative Total Return Performance
Three Years (INCLUDING CDSC)
-----------------------------------------------------------------


Initial Investment             $1,000.00
Beginning NAV                     $17.98
Initial Shares                    55.617


 Fiscal   Beginning    Dividends   Reinvested  Cumulative
 Year     Shares      for Period     Shares      Shares

  1995      55.617      $0.760       2.381       57.998
  1996      57.998      $1.575       4.661       62.659
  1997      62.659      $2.430       7.642       70.301





Ending Shares                     70.301
Ending NAV                     x  $22.88
                                --------
                               $1,608.49
Less CDSC                         $30.00
                                --------
Investment Return              $1,578.49


Total Return Performance
------------------------
Investment Return              $1,578.49
Less Initial Investment        $1,000.00
                                --------
                                 $578.49 /$1,000.00 x 100



Total Return:                     57.85%




Delaware Group Equity Funds I, Inc.- Delaware Fund
B Class
Average Annual Total Return Performance
Three Years (INCLUDING CDSC)



                                  n
                          P(1 + T) = ERV

 THREE
 YEARS
-------
                        3
            $1000(1 + T) = $1,578.49


T =         16.43%



0.1643
1578.3






AT NAV

Delaware Group Equity Funds I, Inc.- Delaware Fund
C Class
Cumulative Total Return Performance
ONE YEAR


Initial Investment             $1,000.00
Beginning NAV                     $21.18
Initial Shares                    47.214


Fiscal   Beginning   Dividends   Reinvested   Cumulative
 Year     Shares    for Period    Shares        Shares

  1997    47.214      $2.425       5.725         52.939







Ending Shares                     52.939
Ending NAV                   x    $22.87
                               ----------
Investment Return              $1,210.71





Total Return Performance
------------------------
Investment Return              $1,210.71
Less Initial Investment        $1,000.00
                               ----------
                                 $210.71 /$1,000.00 x 100



Total Return:                     21.07%




Delaware Group Equity Funds I, Inc.- Delaware Fund
C Class
Average Annual Total Return Performance
ONE YEAR



                        n
                 P(1 + T) = ERV

  ONE
 YEAR
-------
                        1
            $1000(1 + T) = $1210.71


T =         21.07%



0.2107
1210.7



Including CDSC

Delaware Group Equity Funds I, Inc.- Delaware Fund
C Class
Cumulative Total Return Performance
ONE YEAR (INCLUDING CDSC)


Initial Investment             $1,000.00
Beginning NAV                     $21.18
Initial Shares                    47.214


 Fiscal  Beginning    Dividends   Reinvested  Cumulative
 Year     Shares     for Period   Shares        Shares

  1997      47.214      $2.425     5.725        52.939







Ending Shares                     52.939
Ending NAV                     x  $22.87
                                --------
Investment Return              $1,210.71
Less CDSC                         $10.00
                                --------
Investment Return              $1,200.71


Total Return Performance
------------------------
Investment Return              $1,200.71
Less Initial Investment        $1,000.00
                                --------
                                 $200.71 /$1,000.00 x 100



Total Return:                     20.07%




Delaware Group Equity Funds I, Inc.- Delaware Fund
C Class
Average Annual Total Return Performance
ONE YEAR (INCLUDING CDSC)



                         n
                  P(1 + T) = ERV

  ONE
 YEAR
-------
                       1
            $1000(1 + T) = $1,200.71


T =         20.07%



0.2007
1200.7





AT NAV

Delaware Group Equity Funds I, Inc.- Devon Fund
A Class
Cumulative Total Return Performance
Three Years (at NAV)


Initial Investment             $1,000.00
Beginning NAV                     $10.83
Initial Shares                    92.336


Fiscal   Beginning   Dividends   Reinvested   Cumulative
 Year     Shares    for Period    Shares        Shares

  1995    92.336      $0.540       4.862         97.198
  1996    97.198      $0.845       6.450        103.648
  1997   103.648      $1.175       8.368        112.016





Ending Shares                    112.016
Ending NAV                   x    $17.86
                               ----------
Investment Return              $2,000.61





Total Return Performance
------------------------
Investment Return              $2,000.61
Less Initial Investment        $1,000.00
                               ----------
                               $1,000.61 /$1,000.00 x 100



Total Return:                     100.06%




Delaware Group Equity Funds I, Inc.- Devon Fund
A Class
Average Annual Total Return Performance
Three Years (at NAV)



                        n
                P(1 + T) = ERV

 THREE
 YEARS
-------
                       3
            $1000(1 + T) = $2,000.61


T =         26.00%



0.26
2000.4


AT OFFER

Delaware Group Equity Funds I, Inc.- Devon Fund
A Class
Cumulative Total Return Performance
Three Years (at offer price)


Initial Investment             $1,000.00
Beginning Offer Price             $11.37
Initial Shares                    87.951


 Fiscal    Beginning    Dividends   Reinvested  Cumulative
 Year       Shares     for Period     Shares      Shares

  1995      87.951      $0.540         4.631      92.582
  1996      92.582      $0.845         6.143      98.725
  1997      98.725      $1.175         7.971     106.696





Ending Shares                    106.696
Ending Offer Price             x  $17.86
                                --------
Investment Return              $1,905.59





Total Return Performance
------------------------
Investment Return              $1,905.59
Less Initial Investment        $1,000.00
                                --------
                                 $905.59 /$1,000.00 x 100



Total Return:                     90.56%




Delaware Group Equity Funds I, Inc.- Devon Fund
A Class
Average Annual Total Return Performance
Three Years (at offer price)



                      n
               P(1 + T) = ERV

 THREE
 YEARS
-------
                       3
            $1000(1 + T) = $1,905.59


T =         23.98%



0.2397
1905.7





AT NAV

Delaware Group Equity Funds I, Inc.- Devon Fund
B Class
Cumulative Total Return Performance
Three Years


Initial Investment             $1,000.00
Beginning NAV                     $10.82
Initial Shares                    92.421


 Fiscal  Beginning   Dividends   Reinvested   Cumulative
  Year    Shares    for Period     Shares       Shares

  1995    92.421      $0.500        4.530         96.951
  1996    96.951      $0.760        5.799        102.750
  1997   102.750      $1.040        7.381        110.131





Ending Shares                    110.131
Ending NAV                   x    $17.80
                               ----------
Investment Return              $1,960.33





Total Return Performance
------------------------
Investment Return              $1,960.33
Less Initial Investment        $1,000.00
                               ----------
                                 $960.33 /$1,000.00 x 100



Total Return:                      96.03%




Delaware Group Equity Funds I, Inc.- Devon Fund
B Class
Average Annual Total Return Performance
Three Years



                       n
                P(1 + T) = ERV

 THREE
 YEARS
-------
                        3
            $1000(1 + T) = $1,960.33


T =         25.15%



0.2515
1960.2





Including CDSC

Delaware Group Equity Funds I, Inc.- Devon Fund
B Class
Cumulative Total Return Performance
Three Years (INCLUDING CDSC)


Initial Investment             $1,000.00
Beginning NAV                     $10.82
Initial Shares                    92.421


 Fiscal   Beginning    Dividends   Reinvested  Cumulative
  Year     Shares     for Period     Shares      Shares

  1995      92.421      $0.500       4.530      96.951
  1996      96.951      $0.760       5.799     102.750
  1997     102.750      $1.040       7.381     110.131





Ending Shares                    110.131
Ending NAV                     x  $17.80
                                --------
                               $1,960.33
Less CDSC                         $30.00
                                --------
Investment Return              $1,930.33


Total Return Performance
------------------------
Investment Return              $1,930.33
Less Initial Investment        $1,000.00
                                --------
                                 $930.33 /$1,000.00 x 100



Total Return:                     93.03%




Delaware Group Equity Funds I, Inc.- Devon Fund
B Class
Average Annual Total Return Performance
Three Years (INCLUDING CDSC)



                       n
                P(1 + T) = ERV

 THREE
 YEARS
-------
                        3
            $1000(1 + T) = $1,930.33


T =         24.51%



0.2451
1930.2






AT NAV

Delaware Group Equity Funds I, Inc.- Devon Fund
C Class
Cumulative Total Return Performance
ONE YEAR


Initial Investment             $1,000.00
Beginning NAV                     $14.53
Initial Shares                    68.823


 Fiscal  Beginning   Dividends   Reinvested   Cumulative
  Year    Shares    for Period     Shares       Shares

  1997    68.823      $1.040       4.947         73.770







Ending Shares                     73.770
Ending NAV                   x    $17.79
                              ----------
Investment Return              $1,312.37





Total Return Performance
------------------------
Investment Return              $1,312.37
Less Initial Investment        $1,000.00
                              ----------
                                 $312.37 /$1,000.00 x 100



Total Return:                     31.24%




Delaware Group Equity Funds I, Inc.- Devon Fund
C Class
Average Annual Total Return Performance
ONE YEAR



                                 n
                          P(1 + T) = ERV

  ONE
 YEAR
-------
                       1
            $1000(1 + T) = $1312.37


T =         31.24%



0.3124
1312.4




Including CDSC

Delaware Group Equity Funds I, Inc.- Devon Fund
C Class
Cumulative Total Return Performance
ONE YEAR (INCLUDING CDSC)


Initial Investment             $1,000.00
Beginning NAV                     $14.53
Initial Shares                    68.823


 Fiscal  Beginning     Dividends   Reinvested  Cumulative
  Year     Shares     for Period     Shares      Shares

 1997      68.823       $1.040        4.947      73.770







Ending Shares                     73.770
Ending NAV                     x  $17.79
                                --------
Investment Return              $1,312.37
Less CDSC                         $10.00
                                --------
Investment Return              $1,302.37


Total Return Performance
------------------------
Investment Return              $1,302.37
Less Initial Investment        $1,000.00
                                --------
                                 $302.37 /$1,000.00 x 100



Total Return:                     30.24%




Delaware Group Equity Funds I, Inc.- Devon Fund
C Class
Average Annual Total Return Performance
ONE YEAR (INCLUDING CDSC)



                      n
               P(1 + T) = ERV

  ONE
 YEAR
-------
                       1
            $1000(1 + T) = $1,302.37


T =         30.24%



0.3024
1302.4






AT NAV

Delaware Group Equity Funds I, Inc.- Devon Fund
Institutional Class
Cumulative Total Return Performance
Three Years


Initial Investment             $1,000.00
Beginning NAV                     $10.86
Initial Shares                    92.081


 Fiscal  Beginning   Dividends   Reinvested    Cumulative
  Year    Shares    for Period     Shares        Shares

  1995    92.081      $0.560       5.028         97.109
  1996    97.109      $0.880       6.702        103.811
  1997   103.811      $1.235       8.789        112.600





Ending Shares                    112.600
Ending NAV                   x    $17.93
                               ----------
Investment Return              $2,018.92





Total Return Performance
------------------------
Investment Return              $2,018.92
Less Initial Investment        $1,000.00
                               ----------
                               $1,018.92 /$1,000.00 x 100



Total Return:                    101.89%




Delaware Group Equity Funds I, Inc.- Devon Fund
Institutional Class
Average Annual Total Return Performance
Three Years



                     n
              P(1 + T) = ERV

 THREE
 YEARS
-------
                       3
            $1000(1 + T) = $2,018.92


T =         26.39%



0.2639
2019


                                                                        EX-27
                                                            Exhibit 24(b)(17)

[ARTICLE] 6
[CIK] 0000027801
[NAME] DELAWARE GROUP EQUITY FUNDS I, INC.
[SERIES]
[NUMBER] 011
[NAME] DELAWARE FUND A CLASS

[PERIOD-TYPE]                                   12-MOS
[FISCAL-YEAR-END]                          OCT-31-1997
[PERIOD-END]                               OCT-31-1997
[INVESTMENTS-AT-COST]                      628,813,175
[INVESTMENTS-AT-VALUE]                     732,441,737
[RECEIVABLES]                                7,331,359
[ASSETS-OTHER]                                 240,665
[OTHER-ITEMS-ASSETS]                             5,352
[TOTAL-ASSETS]                             740,019,113
[PAYABLE-FOR-SECURITIES]                     6,322,942
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                    1,322,967
[TOTAL-LIABILITIES]                          7,645,909
[SENIOR-EQUITY]                             31,895,404
[PAID-IN-CAPITAL-COMMON]                   511,416,669
[SHARES-COMMON-STOCK]                       24,154,955
[SHARES-COMMON-PRIOR]                       23,058,229
[ACCUMULATED-NII-CURRENT]                    2,991,674
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                     82,440,895
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                   103,628,562
[NET-ASSETS]                               554,448,340
[DIVIDEND-INCOME]                            9,154,195
[INTEREST-INCOME]                           16,658,635
[OTHER-INCOME]                                       0
[EXPENSES-NET]                               6,466,275
[NET-INVESTMENT-INCOME]                     19,346,555
[REALIZED-GAINS-CURRENT]                    83,369,699
[APPREC-INCREASE-CURRENT]                   30,998,183
[NET-CHANGE-FROM-OPS]                      133,714,437
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                   16,272,302
[DISTRIBUTIONS-OF-GAINS]                    44,815,558
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                     41,923,741
[NUMBER-OF-SHARES-REDEEMED]                 67,004,197
[SHARES-REINVESTED]                         47,456,233
[NET-CHANGE-IN-ASSETS]                     107,610,348
[ACCUMULATED-NII-PRIOR]                      4,879,763
[ACCUMULATED-GAINS-PRIOR]                   56,216,990
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                        3,492,255
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                              6,466,275
[AVERAGE-NET-ASSETS]                       523,418,659
[PER-SHARE-NAV-BEGIN]                           21.260
[PER-SHARE-NII]                                  0.610
[PER-SHARE-GAIN-APPREC]                          3.680
[PER-SHARE-DIVIDEND]                             0.680
[PER-SHARE-DISTRIBUTIONS]                        1.920
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                             22.950
[EXPENSE-RATIO]                                  0.970
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0




[ARTICLE] 6
[CIK] 0000027801
[NAME] DELAWARE GROUP EQUITY FUNDS I, INC.
[SERIES]
[NUMBER] 012
[NAME] DELAWARE FUND B CLASS

[PERIOD-TYPE]                                   12-MOS
[FISCAL-YEAR-END]                          OCT-31-1997
[PERIOD-END]                               OCT-31-1997
[INVESTMENTS-AT-COST]                      628,813,175
[INVESTMENTS-AT-VALUE]                     732,441,737
[RECEIVABLES]                                7,331,359
[ASSETS-OTHER]                                 240,665
[OTHER-ITEMS-ASSETS]                             5,352
[TOTAL-ASSETS]                             740,019,113
[PAYABLE-FOR-SECURITIES]                     6,322,942
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                    1,322,967
[TOTAL-LIABILITIES]                          7,645,909
[SENIOR-EQUITY]                             31,895,404
[PAID-IN-CAPITAL-COMMON]                   511,416,669
[SHARES-COMMON-STOCK]                          728,001
[SHARES-COMMON-PRIOR]                          324,181
[ACCUMULATED-NII-CURRENT]                    2,991,674
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                     82,440,895
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                   103,628,562
[NET-ASSETS]                                16,658,926
[DIVIDEND-INCOME]                            9,154,195
[INTEREST-INCOME]                           16,658,635
[OTHER-INCOME]                                       0
[EXPENSES-NET]                               6,466,275
[NET-INVESTMENT-INCOME]                     19,346,555
[REALIZED-GAINS-CURRENT]                    83,369,699
[APPREC-INCREASE-CURRENT]                   30,998,183
[NET-CHANGE-FROM-OPS]                      133,714,437
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                      261,292
[DISTRIBUTIONS-OF-GAINS]                       710,891
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                     10,047,187
[NUMBER-OF-SHARES-REDEEMED]                  2,119,134
[SHARES-REINVESTED]                            910,380
[NET-CHANGE-IN-ASSETS]                     107,610,348
[ACCUMULATED-NII-PRIOR]                      4,879,763
[ACCUMULATED-GAINS-PRIOR]                   56,216,990
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                        3,492,255
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                              6,466,275
[AVERAGE-NET-ASSETS]                        11,228,631
[PER-SHARE-NAV-BEGIN]                           21.200
[PER-SHARE-NII]                                  0.452
[PER-SHARE-GAIN-APPREC]                          3.658
[PER-SHARE-DIVIDEND]                             0.510
[PER-SHARE-DISTRIBUTIONS]                        1.920
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                             22.880
[EXPENSE-RATIO]                                  1.780
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0




[ARTICLE] 6
[CIK] 0000027801
[NAME] DELAWARE GROUP EQUITY FUNDS I, INC.
[SERIES]
[NUMBER] 013
[NAME] DELAWARE FUND C CLASS

[PERIOD-TYPE]                                   12-MOS
[FISCAL-YEAR-END]                          OCT-31-1997
[PERIOD-END]                               OCT-31-1997
[INVESTMENTS-AT-COST]                      628,813,175
[INVESTMENTS-AT-VALUE]                     732,441,737
[RECEIVABLES]                                7,331,359
[ASSETS-OTHER]                                 240,665
[OTHER-ITEMS-ASSETS]                             5,352
[TOTAL-ASSETS]                             740,019,113
[PAYABLE-FOR-SECURITIES]                     6,322,942
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                    1,322,967
[TOTAL-LIABILITIES]                          7,645,909
[SENIOR-EQUITY]                             31,895,404
[PAID-IN-CAPITAL-COMMON]                   511,416,669
[SHARES-COMMON-STOCK]                          353,768
[SHARES-COMMON-PRIOR]                           93,924
[ACCUMULATED-NII-CURRENT]                    2,991,674
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                     82,440,895
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                   103,628,562
[NET-ASSETS]                                 8,090,196
[DIVIDEND-INCOME]                            9,154,195
[INTEREST-INCOME]                           16,658,635
[OTHER-INCOME]                                       0
[EXPENSES-NET]                               6,466,275
[NET-INVESTMENT-INCOME]                     19,346,555
[REALIZED-GAINS-CURRENT]                    83,369,699
[APPREC-INCREASE-CURRENT]                   30,998,183
[NET-CHANGE-FROM-OPS]                      133,714,437
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                      110,135
[DISTRIBUTIONS-OF-GAINS]                       217,176
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                      6,084,168
[NUMBER-OF-SHARES-REDEEMED]                    811,843
[SHARES-REINVESTED]                            315,208
[NET-CHANGE-IN-ASSETS]                     107,610,348
[ACCUMULATED-NII-PRIOR]                      4,879,763
[ACCUMULATED-GAINS-PRIOR]                   56,216,990
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                        3,492,255
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                              6,466,275
[AVERAGE-NET-ASSETS]                         4,817,470
[PER-SHARE-NAV-BEGIN]                           21.180
[PER-SHARE-NII]                                  0.460
[PER-SHARE-GAIN-APPREC]                          3.655
[PER-SHARE-DIVIDEND]                             0.505
[PER-SHARE-DISTRIBUTIONS]                        1.920
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                             22.870
[EXPENSE-RATIO]                                  1.780
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0




[ARTICLE] 6
[CIK] 0000027801
[NAME] DELAWARE GROUP EQUITY FUNDS I, INC.
[SERIES]
[NUMBER] 014
[NAME] DELAWARE FUND INSTITUTIONAL CLASS

[PERIOD-TYPE]                                   12-MOS
[FISCAL-YEAR-END]                          OCT-31-1997
[PERIOD-END]                               OCT-31-1997
[INVESTMENTS-AT-COST]                      628,813,175
[INVESTMENTS-AT-VALUE]                     732,441,737
[RECEIVABLES]                                7,331,359
[ASSETS-OTHER]                                 240,665
[OTHER-ITEMS-ASSETS]                             5,352
[TOTAL-ASSETS]                             740,019,113
[PAYABLE-FOR-SECURITIES]                     6,322,942
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                    1,322,967
[TOTAL-LIABILITIES]                          7,645,909
[SENIOR-EQUITY]                             31,895,404
[PAID-IN-CAPITAL-COMMON]                   511,416,669
[SHARES-COMMON-STOCK]                        6,658,680
[SHARES-COMMON-PRIOR]                        5,904,013
[ACCUMULATED-NII-CURRENT]                    2,991,674
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                     82,440,895
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                   103,628,562
[NET-ASSETS]                               153,175,742
[DIVIDEND-INCOME]                            9,154,195
[INTEREST-INCOME]                           16,658,635
[OTHER-INCOME]                                       0
[EXPENSES-NET]                               6,466,275
[NET-INVESTMENT-INCOME]                     19,346,555
[REALIZED-GAINS-CURRENT]                    83,369,699
[APPREC-INCREASE-CURRENT]                   30,998,183
[NET-CHANGE-FROM-OPS]                      133,714,437
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                    4,590,915
[DISTRIBUTIONS-OF-GAINS]                    11,402,169
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                     29,047,615
[NUMBER-OF-SHARES-REDEEMED]                 29,541,550
[SHARES-REINVESTED]                         15,968,541
[NET-CHANGE-IN-ASSETS]                     107,610,348
[ACCUMULATED-NII-PRIOR]                      4,879,763
[ACCUMULATED-GAINS-PRIOR]                   56,216,990
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                        3,492,255
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                              6,466,275
[AVERAGE-NET-ASSETS]                       141,250,373
[PER-SHARE-NAV-BEGIN]                           21.300
[PER-SHARE-NII]                                  0.659
[PER-SHARE-GAIN-APPREC]                          3.681
[PER-SHARE-DIVIDEND]                             0.720
[PER-SHARE-DISTRIBUTIONS]                        1.920
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                             23.000
[EXPENSE-RATIO]                                  0.780
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0




[ARTICLE] 6
[CIK] 0000027801
[NAME] DELAWARE GROUP EQUITY FUNDS I, INC.
[SERIES]
[NUMBER] 021
[NAME] DEVON FUND A CLASS

[PERIOD-TYPE]                                   12-MOS
[FISCAL-YEAR-END]                          OCT-31-1997
[PERIOD-END]                               OCT-31-1997
[INVESTMENTS-AT-COST]                       80,180,170
[INVESTMENTS-AT-VALUE]                      89,551,050
[RECEIVABLES]                                  900,076
[ASSETS-OTHER]                                     408
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              90,451,534
[PAYABLE-FOR-SECURITIES]                       400,310
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      407,438
[TOTAL-LIABILITIES]                            807,748
[SENIOR-EQUITY]                              5,024,343
[PAID-IN-CAPITAL-COMMON]                    69,446,986
[SHARES-COMMON-STOCK]                        2,757,834
[SHARES-COMMON-PRIOR]                        1,020,347
[ACCUMULATED-NII-CURRENT]                       59,952
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      5,741,625
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                     9,370,880
[NET-ASSETS]                                49,261,907
[DIVIDEND-INCOME]                            1,033,970
[INTEREST-INCOME]                              199,844
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                 745,693
[NET-INVESTMENT-INCOME]                        488,121
[REALIZED-GAINS-CURRENT]                     5,746,895
[APPREC-INCREASE-CURRENT]                    6,227,315
[NET-CHANGE-FROM-OPS]                       12,462,331
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                      362,273
[DISTRIBUTIONS-OF-GAINS]                     1,104,351
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                     38,641,388
[NUMBER-OF-SHARES-REDEEMED]                 11,875,438
[SHARES-REINVESTED]                          1,427,106
[NET-CHANGE-IN-ASSETS]                      66,991,944
[ACCUMULATED-NII-PRIOR]                         72,096
[ACCUMULATED-GAINS-PRIOR]                    1,662,834
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          310,229
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                836,550
[AVERAGE-NET-ASSETS]                        30,654,531
[PER-SHARE-NAV-BEGIN]                            14.61
[PER-SHARE-NII]                                  0.182
[PER-SHARE-GAIN-APPREC]                          4.243
[PER-SHARE-DIVIDEND]                             0.210
[PER-SHARE-DISTRIBUTIONS]                        0.965
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                             17.860
[EXPENSE-RATIO]                                   1.25
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0




[ARTICLE] 6
[CIK] 0000027801
[NAME] DELAWARE GROUP EQUITY FUNDS I, INC.
[SERIES]
[NUMBER] 022
[NAME] DEVON FUND B CLASS

[PERIOD-TYPE]                                   12-MOS
[FISCAL-YEAR-END]                          OCT-31-1997
[PERIOD-END]                               OCT-31-1997
[INVESTMENTS-AT-COST]                       80,180,170
[INVESTMENTS-AT-VALUE]                      89,551,050
[RECEIVABLES]                                  900,076
[ASSETS-OTHER]                                     408
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              90,451,534
[PAYABLE-FOR-SECURITIES]                       400,310
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      407,438
[TOTAL-LIABILITIES]                            807,748
[SENIOR-EQUITY]                              5,024,343
[PAID-IN-CAPITAL-COMMON]                    69,446,986
[SHARES-COMMON-STOCK]                        1,615,428
[SHARES-COMMON-PRIOR]                          233,773
[ACCUMULATED-NII-CURRENT]                       59,952
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      5,741,625
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                     9,370,880
[NET-ASSETS]                                28,757,111
[DIVIDEND-INCOME]                            1,033,970
[INTEREST-INCOME]                              199,844
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                 745,693
[NET-INVESTMENT-INCOME]                        488,121
[REALIZED-GAINS-CURRENT]                     5,746,895
[APPREC-INCREASE-CURRENT]                    6,227,315
[NET-CHANGE-FROM-OPS]                       12,462,331
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                       55,613
[DISTRIBUTIONS-OF-GAINS]                       264,305
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                     22,994,757
[NUMBER-OF-SHARES-REDEEMED]                    689,717
[SHARES-REINVESTED]                            309,109
[NET-CHANGE-IN-ASSETS]                      66,991,944
[ACCUMULATED-NII-PRIOR]                         72,096
[ACCUMULATED-GAINS-PRIOR]                    1,662,834
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          310,229
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                836,550
[AVERAGE-NET-ASSETS]                        13,878,195
[PER-SHARE-NAV-BEGIN]                            14.54
[PER-SHARE-NII]                                  0.081
[PER-SHARE-GAIN-APPREC]                          4.219
[PER-SHARE-DIVIDEND]                             0.075
[PER-SHARE-DISTRIBUTIONS]                        0.965
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                             17.800
[EXPENSE-RATIO]                                   1.95
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0




[ARTICLE] 6
[CIK] 0000027801
[NAME] DELAWARE GROUP EQUITY FUNDS I, INC.
[SERIES]
[NUMBER] 023
[NAME] DEVON FUND C CLASS

[PERIOD-TYPE]                                   12-MOS
[FISCAL-YEAR-END]                          OCT-31-1997
[PERIOD-END]                               OCT-31-1997
[INVESTMENTS-AT-COST]                       80,180,170
[INVESTMENTS-AT-VALUE]                      89,551,050
[RECEIVABLES]                                  900,076
[ASSETS-OTHER]                                     408
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              90,451,534
[PAYABLE-FOR-SECURITIES]                       400,310
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      407,438
[TOTAL-LIABILITIES]                            807,748
[SENIOR-EQUITY]                              5,024,343
[PAID-IN-CAPITAL-COMMON]                    69,446,986
[SHARES-COMMON-STOCK]                          330,385
[SHARES-COMMON-PRIOR]                           72,657
[ACCUMULATED-NII-CURRENT]                       59,952
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      5,741,625
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                     9,370,880
[NET-ASSETS]                                 5,875,898
[DIVIDEND-INCOME]                            1,033,970
[INTEREST-INCOME]                              199,844
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                 745,693
[NET-INVESTMENT-INCOME]                        488,121
[REALIZED-GAINS-CURRENT]                     5,746,895
[APPREC-INCREASE-CURRENT]                    6,227,315
[NET-CHANGE-FROM-OPS]                       12,462,331
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                       11,501
[DISTRIBUTIONS-OF-GAINS]                        82,511
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                      4,650,415
[NUMBER-OF-SHARES-REDEEMED]                    354,298
[SHARES-REINVESTED]                             90,323
[NET-CHANGE-IN-ASSETS]                      66,991,944
[ACCUMULATED-NII-PRIOR]                         72,096
[ACCUMULATED-GAINS-PRIOR]                    1,662,834
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          310,229
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                836,550
[AVERAGE-NET-ASSETS]                         2,644,909
[PER-SHARE-NAV-BEGIN]                            14.53
[PER-SHARE-NII]                                  0.071
[PER-SHARE-GAIN-APPREC]                          4.229
[PER-SHARE-DIVIDEND]                             0.075
[PER-SHARE-DISTRIBUTIONS]                        0.965
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                             17.790
[EXPENSE-RATIO]                                   1.95
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0





[ARTICLE] 6
[CIK] 0000027801
[NAME] DELAWARE GROUP EQUITY FUNDS I, INC.
[SERIES]
[NUMBER] 024
[NAME] DEVON FUND INSTITUTIONAL CLASS

[PERIOD-TYPE]                                   12-MOS
[FISCAL-YEAR-END]                          OCT-31-1997
[PERIOD-END]                               OCT-31-1997
[INVESTMENTS-AT-COST]                       80,180,170
[INVESTMENTS-AT-VALUE]                      89,551,050
[RECEIVABLES]                                  900,076
[ASSETS-OTHER]                                     408
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              90,451,534
[PAYABLE-FOR-SECURITIES]                       400,310
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      407,438
[TOTAL-LIABILITIES]                            807,748
[SENIOR-EQUITY]                              5,024,343
[PAID-IN-CAPITAL-COMMON]                    69,446,986
[SHARES-COMMON-STOCK]                          320,696
[SHARES-COMMON-PRIOR]                          224,213
[ACCUMULATED-NII-CURRENT]                       59,952
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                      5,741,625
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                     9,370,880
[NET-ASSETS]                                 5,748,870
[DIVIDEND-INCOME]                            1,033,970
[INTEREST-INCOME]                              199,844
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                 745,693
[NET-INVESTMENT-INCOME]                        488,121
[REALIZED-GAINS-CURRENT]                     5,746,895
[APPREC-INCREASE-CURRENT]                    6,227,315
[NET-CHANGE-FROM-OPS]                       12,462,331
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                       70,878
[DISTRIBUTIONS-OF-GAINS]                       216,937
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                      3,219,483
[NUMBER-OF-SHARES-REDEEMED]                  2,002,961
[SHARES-REINVESTED]                            287,815
[NET-CHANGE-IN-ASSETS]                      66,991,944
[ACCUMULATED-NII-PRIOR]                         72,096
[ACCUMULATED-GAINS-PRIOR]                    1,662,834
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                          310,229
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                836,550
[AVERAGE-NET-ASSETS]                         4,667,482
[PER-SHARE-NAV-BEGIN]                            14.67
[PER-SHARE-NII]                                  0.211
[PER-SHARE-GAIN-APPREC]                          4.284
[PER-SHARE-DIVIDEND]                             0.270
[PER-SHARE-DISTRIBUTIONS]                        0.965
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                             17.930
[EXPENSE-RATIO]                                   0.95
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0





                                                     EX-99.B18A
                                            Exhibit 24(b)(18)(a)

                   THE DELAWARE GROUP OF FUNDS


           MULTIPLE CLASS PLAN PURSUANT TO RULE 18F-3



     This Multiple Class Plan (the "Plan") has been adopted by a majority of the Board of Directors of each of the investment companies listed on Appendix A as may be amended from time to time (each individually a "Fund," and collectively, the "Funds"), including a majority of the Directors who are not interested persons of each Fund, pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the "Act"). The Board of each Fund has determined that the Plan, including the allocation of expenses, is in the best interests of the Fund as a whole, each series of shares offered by such Fund (individually and collectively the "Series") where the Fund offers its shares in multiple series, and each class of shares offered by the Fund or Series, as relevant. The Plan sets forth the provisions relating to the establishment of multiple classes of shares for each Fund and, if relevant, its Series. To the extent that a subject matter set forth in this Plan is covered by a Fund's Articles of Incorporation or By-Laws, such Articles of Incorporation or By-Laws will control in the event of any inconsistencies with descriptions contained in this Plan.

     The term "Portfolio," when used in this Plan in the context of a Fund that offers only a single series of shares, shall be a reference to the Fund, and when used in the context of a Fund that offers multiple series of shares, shall be a reference to each series of such Fund.

CLASSES

     1. Appendix A to this Plan describes the classes to be issued by each Portfolio and identifies the names of such classes.



FRONT-END SALES CHARGE

     2. Class A shares carry a front-end sales charge as described in the Funds' relevant prospectuses; and Class B, Class
C and Institutional Class shares are sold without a front-end sales charge.



CONTINGENT DEFERRED SALES CHARGE

     3. Class A shares are not subject to a contingent deferred sales charge ("CDSC"), except as described in the Fund's relevant prospectus.

     4. Class B shares redeemed within six years of their purchase shall be assessed a CDSC at the following rate: (i) 4.00% if shares are redeemed within two years of purchase; (ii) 3.00% if shares are redeemed during the third or fourth year following purchase; (iii) 2.00% if shares are redeemed during the fifth year following purchase; (iv) 1.00% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter.
     5. Class C shares redeemed within twelve months of their purchase shall be assessed a CDSC at the rate of 1.00% of the lesser of (i) the net asset value at the time of redemption, or
(ii) the original net asset value at the time of purchase.

     6. The CDSC for each class is waived in certain circumstances, as described in the Funds' relevant prospectuses. Shares that are subject to a CDSC age one month at the end of the month in which the shares were purchased, regardless of the specific date during the month that the shares were purchased.

     7.  Institutional Class shares are not subject to a CDSC.



RULE 12b-1 PLANS

     8. In accordance with the Rule 12b-1 Plan for the Class A shares of each Portfolio, the Fund shall pay to Delaware Distributors, L.P. (the "Distributor") a monthly fee not to exceed 0.30% per annum of such Portfolio's average daily net assets represented by Class A shares as may be determined by the Fund's Board of Directors from time to time. The monthly fee shall be reduced by the aggregate sums paid by or on behalf of such Portfolio to persons other than broker-dealers (the "Service Providers") pursuant to servicing agreements.

     9. In accordance with the Rule 12b-1 Plan for the Class B shares of each Portfolio, the Fund shall pay to the Distributor a monthly fee not to exceed 0.75% per annum of such Portfolio's average daily net assets represented by Class B shares as may be determined by the Fund's Board of Directors from time to time.
In addition to these amounts, the Fund shall pay (i) to the Distributor for payment to dealers or others, or (ii) directly to others, an amount not to exceed 0.25% per annum of such Portfolio's average daily net assets represented by Class B shares, as a service fee pursuant to dealer or servicing agreements.

     10. In accordance with the Rule 12b-1 Plan for the Class C shares of each Portfolio, the Fund shall pay to the Distributor a monthly fee not to exceed 0.75% per annum of such Portfolio's average daily net assets represented by Class C shares as may be determined by the Fund's Board of Directors from time to time.
In addition to these amounts, the Fund shall pay (i) to the Distributor for payment to dealers or others, or (ii) directly to others, an amount not to exceed 0.25% per annum of such Portfolio's average daily net assets represented by Class C shares, as a service fee pursuant to dealer or servicing agreements.

     11. A Rule 12b-1 Plan has not been adopted for the Institutional Class shares of any Portfolio.

ALLOCATION OF EXPENSES

     12. The Fund shall allocate to each class of shares of a Portfolio any fees and expenses incurred by the Fund in connection with the distribution or servicing of such class of shares under a Rule 12b-1 Plan, if any, adopted for such class. In addition, the Fund reserves the right, subject to approval by the Fund's Board of Directors, to allocate fees and expenses of the following nature to a particular class of shares of a Portfolio (to the extent that such fees and expenses actually vary among each class of shares or vary by types of services provided to each class of shares of the Portfolio):

          (i) transfer agency and other recordkeeping costs;

          (ii) Securities and Exchange Commission and blue sky registration or qualification fees;

          (iii) printing and postage expenses related to printing and distributing class specific materials, such as shareholder reports, prospectuses and proxies to current shareholders of a particular class or to regulatory authorities with respect to such class of shares;

          (iv) audit or accounting fees or expenses relating solely to such class;

          (v) the expenses of administrative personnel and services as required to support the shareholders of such class;

          (vi) litigation or other legal expenses relating solely to such class of shares;

          (vii) Directors' fees and expenses incurred as a result of issues relating solely to such class of shares; and

          (viii) other expenses subsequently identified and determined to be properly allocated to such class of shares.

     13. Except for any expenses that are allocated to a particular class as described in paragraph 11 above, all expenses incurred by a Portfolio will be allocated to each class of shares of such Portfolio on the basis of the net asset value of each such class in relation to the net asset value of the Portfolio.

ALLOCATION OF INCOME AND GAINS

     14. Income and realized and unrealized capital gains and losses of a Portfolio will be allocated to each class of shares of such Portfolio on the basis of the net asset value of each such class in relation to the net asset value of the Portfolio.

CONVERSIONS

     15. (a) Except for shares acquired through a reinvestment of dividends or distributions, Class B shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Portfolio in accordance with the terms described in the relevant prospectus. Class B shares acquired through a reinvestment of dividends or distributions will convert into Class A shares of the same Portfolio pro rata with the Class B shares that were not acquired through the reinvestment of dividends and distributions.

          (b) The automatic conversion feature of Class B shares shall be suspended at any time that the Board of Directors of the Fund determines that there is not available a reasonably satisfactory opinion of counsel to the effect that (i) the assessment of the higher fee under the Fund's Rule 12b-1 Plan for Class B does not result in the Fund's dividends or distributions constituting a preferential dividend under the Internal Revenue Code of 1986, as amended, and (ii) the conversion of Class B shares into Class A shares does not constitute a taxable event under federal income tax law. In addition, the Board of Directors of a Fund may suspend the automatic conversion feature by determining that any other condition to conversion set forth in the relevant prospectus, as amended from time to time, is not satisfied.

          (c) The Board of Directors of a Fund may also suspend the automatic conversion of Class B shares if it determines that suspension is appropriate to comply with the requirements of the Act, or any rule or regulation issued thereunder, relating to voting by Class B shareholders on the Fund's Rule 12b-1 Plan for Class A or, in the alternative, the Board of Directors may provide Class B shareholders with alternative conversion or exchange rights.

     16. Class A, Class C and Institutional Class shares do not have a conversion feature.

EXCHANGES

     17. Exchanges are permitted between Class A Shares and Institutional Class Shares of a Portfolio or of any other Portfolio in the Delaware Group funds; Class B shares of a Portfolio may only be exchanged for Class B shares of any other Portfolio in the Delaware Group; Class C shares of a Portfolio may only be exchanged for Class C shares of any other Portfolio in the Delaware Group. All exchanges are subject to the eligibility and minimum purchase requirements set forth in the Funds' prospectuses. Exchanges cannot be made between open-end and closed-end funds within the Delaware Group.

     18. Each class will vote separately with respect to the Rule 12b-1 Plan related to that class; provided, however, that Class B shares of a Portfolio may vote on any proposal to materially increase the fees to be paid by the Fund under the Rule 12b-1 Plan for the Class A shares of the same Portfolio.

     19. On an ongoing basis, the Directors, pursuant to their fiduciary responsibilities under the Act and otherwise, will monitor the Portfolio for the existence of any material conflicts between the interests of all the classes of shares offered by such Portfolio. The Directors, including a majority of the Directors who are not interested persons of the Fund, shall take such action as is reasonably necessary to eliminate any such conflict that may develop. The Manager and the Distributor shall be responsible for alerting the Board to any material conflicts that arise.

     20. As described more fully in the Funds' relevant prospectuses, broker-dealers that sell shares of a Portfolio will be compensated differently depending on which class of shares the investor selects.

     21. Each Fund reserves the right to increase, decrease or waive the CDSC imposed on any existing or future class of shares of a Portfolio within the ranges permissible under applicable rules and regulations of the Securities and Exchange Commission (the "SEC") and the rules of the National Association of Securities Dealers, Inc. (the "NASD"), as such rules may be amended or adopted from time to time. Each Fund may in the future alter the terms of the existing classes of such Portfolio or create new classes in compliance with applicable rules and regulations of the SEC and the NASD.

     22. All material amendments to this Plan must be approved by a majority of the Directors of each Fund affected by such amendments, including a majority of the Directors who are not interested persons of the Fund.





                                                       EX-99.B18B
                                             Exhibit 24(b)(18)(b)

                           APPENDIX A


                 LIST OF FUNDS AND THEIR CLASSES



1.   Delaware Group Equity Funds I, Inc.

        Delaware Fund

             Delaware Fund A Class
             Delaware Fund B Class
             Delaware Fund C Class
             Delaware Fund Institutional Class

        Devon Fund

             Devon Fund A Class
             Devon Fund B Class
             Devon Fund C Class
             Devon Fund Institutional Class


2.   Delaware Group Equity Funds II, Inc.

        Decatur Income Fund

             Decatur Income Fund A Class
             Decatur Income Fund B Class
             Decatur Income Fund C Class
             Decatur Income Fund Institutional Class

        Decatur Total Return Fund

             Decatur Total Return Fund A Class
             Decatur Total Return Fund B Class
             Decatur Total Return Fund C Class
             Decatur Total Return Fund Institutional Class

        Blue Chip Fund (Added February 24, 1997)

             Blue Chip Fund A Class
             Blue Chip Fund B Class
             Blue Chip Fund C Class
             Blue Chip Fund Institutional Class

        Quantum Fund (Added February 24, 1997)

             Quantum Fund A Class
             Quantum Fund B Class
             Quantum Fund C Class
             Quantum Fund Institutional Class


3.   Delaware Group Equity Funds III, Inc.

        Trend Fund

             Trend Fund A Class
             Trend Fund B Class
             Trend Fund C Class
             Trend Fund Institutional Class


4.   Delaware Group Equity Funds V, Inc.

        Value Fund

             Value Fund A Class
             Value Fund B Class
             Value Fund C Class
             Value Fund Institutional Class

        Retirement Income Fund (Added November 29, 1996)

             Retirement Income Fund A Class
             Retirement Income Fund B Class
             Retirement Income Fund C Class
             Retirement Income Fund Institutional Class


5.   Delaware Group Equity Funds IV, Inc.

        DelCap Fund

             DelCap Fund A Class
             DelCap Fund B Class
             DelCap Fund C Class
             DelCap Fund Institutional Class

        Capital Appreciation Fund (Added November 29, 1996)

             Capital Appreciation Fund A Class
             Capital Appreciation Fund B Class
             Capital Appreciation Fund C Class
             Capital Appreciation Fund Institutional Class


6.   Delaware Group Global & International Funds, Inc.

        International Equity Series

             International Equity Fund A Class
             International Equity Fund B Class
             International Equity Fund C Class
             International Equity Fund Institutional Class

        Global Bond Series

             Global Bond Fund A Class
             Global Bond Fund B Class
             Global Bond Fund C Class
             Global Bond Fund Institutional Class

        Global Assets Series

             Global Assets Fund A Class
             Global Assets Fund B Class
             Global Assets Fund C Class
             Global Assets Fund Institutional Class

        Emerging Markets Series (Added May 1, 1996)

             Emerging Markets Fund A Class
             Emerging Markets Fund B Class
             Emerging Markets Fund C Class
             Emerging Markets Fund Institutional Class

        International Small Cap Series (Added July 21, 1997)

             International Small Cap Fund A Class
             International Small Cap Fund B Class
             International Small Cap Fund C Class
             International Small Cap Fund Institutional Class

        Global Equity Series (Added July 21, 1997)

             Global Equity Fund A Class
             Global Equity Fund B Class
             Global Equity Fund C Class
             Global Equity Fund Institutional Class


7.   Delaware Group Income Funds, Inc.

        Strategic Income Fund (Added September 30, 1996)

             Strategic Income Fund A Class
             Strategic Income Fund B Class
             Strategic Income Fund C Class
             Strategic Income Fund Institutional Class




                                                       EX-99.B19b
                                             Exhibit 24(b)(19)(b)

                          APPENDIX A


               List of Funds and Their Classes



1.     Delaware Group Equity Funds I, Inc.

          Delaware Fund

               Delaware Fund A Class
               Delaware Fund B Class
               Delaware Fund C Class
               Delaware Fund Institutional Class

          Devon Fund

               Devon Fund A Class
               Devon Fund B Class
               Devon Fund C Class
               Devon Fund Institutional Class


2.     Delaware Group Equity Funds II, Inc.

          Decatur Income Fund

               Decatur Income Fund A Class
               Decatur Income Fund B Class
               Decatur Income Fund C Class
               Decatur Income Fund Institutional Class

          Decatur Total Return Fund

               Decatur Total Return Fund A Class
               Decatur Total Return Fund B Class
               Decatur Total Return Fund C Class
               Decatur Total Return Fund Institutional Class

          Blue Chip Fund (Added February 24, 1997)

               Blue Chip Fund A Class
               Blue Chip Fund B Class
               Blue Chip Fund C Class
               Blue Chip Fund Institutional Class


          Quantum Fund (Added February 24, 1997)

               Quantum Fund A Class
               Quantum Fund B Class
               Quantum Fund C Class
               Quantum Fund Institutional Class


3.     Delaware Group Equity Funds III, Inc.

          Trend Fund

               Trend Fund A Class
               Trend Fund B Class
               Trend Fund C Class
               Trend Fund Institutional Class


4.     Delaware Group Equity Funds V, Inc.

          Value Fund

               Value Fund A Class
               Value Fund B Class
               Value Fund C Class
               Value Fund Institutional Class

          Retirement Income Fund (Added November 29, 1996)

               Retirement Income Fund A Class
               Retirement Income Fund B Class
               Retirement Income Fund C Class
               Retirement Income Fund Institutional Class


5.     Delaware Group Equity Funds IV, Inc.

          DelCap Fund

               DelCap Fund A Class
               DelCap Fund B Class
               DelCap Fund C Class
               DelCap Fund Institutional Class

          Capital Appreciation Fund (Added November 29, 1996)

               Capital Appreciation Fund A Class
               Capital Appreciation Fund B Class
               Capital Appreciation Fund C Class
               Capital Appreciation Fund Institutional Class


6.     Delaware Group Global & International Funds, Inc.


          International Equity Series

               International Equity Fund A Class
               International Equity Fund B Class
               International Equity Fund C Class
               International Equity Fund Institutional Class

          Global Bond Series

               Global Bond Fund A Class
               Global Bond Fund B Class
               Global Bond Fund C Class
               Global Bond Fund Institutional Class

          Global Assets Series

               Global Assets Fund A Class
               Global Assets Fund B Class
               Global Assets Fund C Class
               Global Assets Fund Institutional Class

          Emerging Markets Series (Added May 1, 1996)

               Emerging Markets Fund A Class
               Emerging Markets Fund B Class
               Emerging Markets Fund C Class
               Emerging Markets Fund Institutional Class

          International Small Cap Series (Added July 21, 1997)

               International Small Cap Fund A Class
               International Small Cap Fund B Class
               International Small Cap Fund C Class
               International Small Cap Fund Institutional Class

          Global Equity Series (Added July 21, 1997)

               Global Equity Fund A Class
               Global Equity Fund B Class
               Global Equity Fund C Class
               Global Equity Fund Institutional Class


7.     Delaware Group Income Funds, Inc.

          Strategic Income Fund (Added September 30, 1996)

               Strategic Income Fund A Class
               Strategic Income Fund B Class
               Strategic Income Fund C Class
               Strategic Income Fund Institutional Class


8.     Delaware Pooled Trust, Inc.

          The Real Estate Investment Trust Portfolio
               (Added October 14, 1997)
               REIT Fund A Class
               REIT Fund B Class
               REIT Fund C Class
               REIT Fund Institutional Class



                                                            EX-99.B19B
                                                   Exhibit 24(b)(19)(b)

                         POWER OF ATTORNEY



    The  undersigned, a member of  the Boards of Directors/Trustees
of the Delaware  Group  Funds  listed   on Exhibit A to this Power of
Attorney, hereby constitutes and appoints Wayne A. Stork, W. Thacher Longstreth and Walter P. Babich and any one of them acting singly, his true and lawful attorneys-in-fact, in his name, place, and stead, to execute and cause to be filed with the Securities and Exchange Commission and other federal or state government agency or body, such registration statements, and any and all amendments thereto as either of such designees may deem to be appropriate under the Securities Act of 1933, as amended, the Investment Company Act of
1940, as amended, and all other   applicable  federal  and   state
securities laws.


    IN WITNESS WHEREOF, the undersigned has executed this instrument as of this 1st day of May, 1997.


/s/Thomas F. Madison
------------------------
Thomas F. Madison





                                POWER OF ATTORNEY

                                    EXHIBIT A
                              DELAWARE GROUP FUNDS



DELAWARE GROUP EQUITY FUNDS I, INC.
DELAWARE GROUP EQUITY FUNDS II, INC.
DELAWARE GROUP EQUITY FUNDS IV, INC.
DELAWARE GROUP EQUITY FUNDS V, INC.
DELAWARE GROUP TREND FUND, INC.
DELAWARE GROUP INCOME FUNDS, INC.
DELAWARE GROUP GOVERNMENT FUND, INC.
DELAWARE GROUP CASH RESERVE, INC.
DELAWARE  GROUP LIMITED-TERM  GOVERNMENT FUNDS, INC.
DELAWARE GROUP TAX-FREE FUND, INC.
DELAWARE GROUP TAX-FREE MONEY FUND, INC.
DELAWARE  GROUP  GLOBAL &  INTERNATIONAL FUNDS, INC.
DELAWARE GROUP ADVISER FUNDS, INC.
DELAWARE POOLED TRUST, INC.
DELAWARE GROUP PREMIUM FUND, INC.
DMC TAX-FREE INCOME TRUST-PENNSYLVANIA
DELAWARE GROUP DIVIDEND AND INCOME FUND, INC.
DELAWARE GROUP GLOBAL DIVIDEND AND INCOME FUND, INC.
VOYAGEUR FUNDS, INC.
VOYAGEUR INSURED FUNDS, INC.
VOYAGEUR  INTERMEDIATE TAX  FREE  FUNDS, INC.
VOYAGEUR INVESTMENT TRUST
VOYAGEUR INVESTMENT TRUST II
VOYAGEUR MUTUAL FUNDS, INC.
VOYAGEUR MUTUAL FUNDS II, INC.
VOYAGEUR MUTUAL FUNDS III, INC.
VOYAGEUR TAX FREE FUNDS, INC.
VOYAGEUR ARIZONA MUNICIPAL INCOME  FUND, INC.
VOYAGEUR COLORADO INSURED MUNICIPAL INCOME FUND, INC.
VOYAGEUR FLORIDA INSURED MUNICIPAL INCOME FUND
VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND, INC.
VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND II, INC.
VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND III, INC.



                                POWER OF ATTORNEY



   The  undersigned, a member of  the Boards of Directors/Trustees
of the Delaware  Group  Funds  listed   on Exhibit A to this Power of
Attorney, hereby constitutes and appoints Wayne A. Stork, W. Thacher Longstreth and Walter P. Babich and any one of them acting singly, his true and lawful attorneys-in-fact, in his name, place, and stead, to execute and cause to be filed with the Securities and Exchange Commission and other federal or state government agency or body, such registration statements, and any and all amendments thereto as either of such designees may deem to be appropriate under the Securities Act of 1933, as amended, the Investment Company Act of
1940, as amended, and all other   applicable  federal  and state
securities laws.


     IN WITNESS WHEREOF, the undersigned has executed this instrument as of this 1st day of May, 1997.


/s/Jeffrey J. Nick
----------------------
Jeffrey J. Nick





                                POWER OF ATTORNEY

                                    EXHIBIT A
                              DELAWARE GROUP FUNDS



DELAWARE GROUP EQUITY FUNDS I, INC.
DELAWARE GROUP EQUITY FUNDS II, INC.
DELAWARE GROUP EQUITY FUNDS IV, INC.
DELAWARE GROUP EQUITY FUNDS V, INC.
DELAWARE GROUP TREND FUND, INC.
DELAWARE GROUP INCOME FUNDS, INC.
DELAWARE GROUP GOVERNMENT FUND, INC.
DELAWARE GROUP CASH RESERVE, INC.
DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS, INC.
DELAWARE GROUP TAX-FREE FUND, INC.
DELAWARE GROUP TAX-FREE MONEY FUND, INC.
DELAWARE GROUP  GLOBAL &  INTERNATIONAL FUNDS, INC.
DELAWARE GROUP ADVISER FUNDS, INC.
DELAWARE POOLED TRUST, INC.
DELAWARE GROUP PREMIUM FUND, INC.
DMC TAX-FREE INCOME TRUST-PENNSYLVANIA
DELAWARE GROUP DIVIDEND AND INCOME FUND, INC.
DELAWARE GROUP GLOBAL DIVIDEND AND INCOME FUND, INC.
VOYAGEUR FUNDS, INC.
VOYAGEUR INSURED FUNDS, INC.
VOYAGEUR  INTERMEDIATE TAX  FREE  FUNDS, INC.
VOYAGEUR INVESTMENT TRUST
VOYAGEUR INVESTMENT TRUST II
VOYAGEUR MUTUAL FUNDS, INC.
VOYAGEUR MUTUAL FUNDS II, INC.
VOYAGEUR MUTUAL FUNDS III, INC.
VOYAGEUR TAX FREE FUNDS, INC.
VOYAGEUR ARIZONA MUNICIPAL INCOME  FUND, INC.
VOYAGEUR COLORADO INSURED MUNICIPAL INCOME FUND, INC.
VOYAGEUR FLORIDA INSURED MUNICIPAL INCOME FUND
VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND, INC.
VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND II, INC.
VOYAGEUR MINNESOTA MUNICIPAL INCOME FUND III, INC.